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INVESTMENT MANAGEMENT
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MFS[RegTM] Municipal
Series Trust

Semiannual Report o September 30, 2000

For the States of: Mississippi,
New York, North Carolina,
Pennsylvania, South Carolina,
Tennessee, Virginia, and West Virginia

Table of Contents

Letter from the Chairman ..............     1
Management Review and Outlook .........     3
Performance Summary ...................     5
Portfolio of Investments ..............     8
Financial Statements ..................    24
Notes to Financial Statements .........    50
Trustees and Officers .................    57

MFS Original Research[RegTM]
Research has been central to investment management at MFS since 1932, when we created one of the first in-house research departments in the mutual fund industry. Original ResearchSM at MFS is more than just crunching numbers and creating economic models: it's getting to know each security and each company personally.


[MFS LOGO]
* ORIGINAL RESEARCH * MAKES A DIFFERENCE

                -------------------------------------------------
                NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE
                -------------------------------------------------

Letter from the Chairman


                                 Dear Shareholders,
                                If you've been reading our fund reports for any
[PHOTO OF                       length of time, you've probably sensed the
 JEFFREY L. SHAMES]             pride we have in our research process. More
                                than anything else, we think MFS Original
                                Research[RegTM] -- and the performance results it has yielded for shareholders -- makes us unique among investment management companies. We think that uniqueness stems from three factors: philosophy, process, and people.

Philosophy

In over 75 years of managing mutual funds, we've developed a number of beliefs about the best ways to invest over a variety of market conditions. First, we believe in bottom-up research, which means we use a company-by-company, one-security-at-a-time approach to building a portfolio. What we look for is the truth about the fundamentals of a company's business -- things such as the ability of management to execute its business plan, the ability of that plan to be scaled up as the company grows, actual demand for the company's products and services, cash flow, profits, and earnings.

Second, we believe that, over the long term, stock prices follow earnings. In our view, stock prices are basically a multiple of projected earnings, with the multiple increasing as the market perceives that a company has something customers want and will continue to want. One of the major elements of Original ResearchSM is doing our best to project a company's future earnings and determine how much the market will pay for those earnings.

Third, we believe there are at least three ways to potentially achieve competitive long-term performance: be early, uncover second chances, and avoid mistakes. All of these are based on bottom-up research. In both domestic and international markets, early discovery has historically been a hallmark of our investment style. Some of the stocks with which MFS has been most successful are those in which we've taken large positions before the market discovered or believed in them. Similarly, some of our best fixed-income investments have been early positions in companies or governments that our research revealed were potential candidates for credit upgrades. (A credit upgrade causes the value of a bond to rise because it indicates the market has increased confidence that principal and interest on the bond will be repaid.)

"Second-chance" opportunities are companies whose stock prices have stumbled but that we believe still have the potential to be market leaders. For example, a quarterly earnings shortfall of a few cents may cause the market to temporarily lose confidence in a company. If we believe the business remains fundamentally strong, we may use the price decline as a buying opportunity.

Avoiding mistakes is another way we feel Original Research may help performance. In fixed-income investing this means, among other things, trying to be better than our peers at avoiding bond issuers that may default. In equity investing, avoiding mistakes means we strive to know a company and its industry well enough to distinguish truth from hype.

Process

We acquire our information firsthand, by researching thousands of companies to determine which firms may make good investments. Our analysis of an individual company may include

o face-to-face contact with senior management as well as frontline workers

o analysis of the company's financial statements and balance sheets

o contact with the company's current and potential customers

o contact with the company's competitors

o our own forecasts of the company's future market share, cash flow, and earnings

Our analysts and portfolio managers disseminate this information in the form of daily notes e-mailed worldwide to all members of our investment team. This ensures that our best ideas are shared throughout the company, without barriers between equity and fixed-income, international and domestic, or value and growth investment areas. We believe this allows each of our portfolio managers -- and thus each of our investors -- to potentially benefit from any relevant item of Original Research.

John Ballen, our President and Chief Investment Officer, has often said that the thought he hopes managers will have when they read the daily notes is, "I could never perform as well at any other investment company, because nowhere else could the quality of the research be this good."

People

Our team of research analysts and portfolio managers traces its roots back to 1932, when we created one of the first in-house research departments in the industry. Today, we believe we have an investment team distinguished for its unique blend of talent, continuity, and cohesiveness.

MFS' team culture and commitment to quality research have proven to be of tremendous value in attracting some of the best and brightest talent from leading business schools and from other investment management companies. Our company culture was a key factor in our recognition by Fortune magazine in its January 10, 2000, issue as one of the "100 Best Companies to Work For" in America. As befits a great team, our people have tended to stick around -- the average MFS tenure of our portfolio managers is 11 years, with over 16 years in the investment industry. Contributing to this continuity is our policy that all equity portfolio managers are promoted from within, after distinguishing themselves first as research analysts. And because many of us who are now managing funds or managing the company itself have been working together for well over a decade, we have a cohesiveness, a shared philosophy of investing, and a unity of purpose that we believe bodes well for the future of the company.

We also have scale. Our research analyst team is over 55 members strong and growing. Each analyst is our in-house expert on a specific industry or group of industries in a specific region of the globe. In pursuing their research, our analysts and portfolio managers each year will visit more than 2,000 companies throughout the world, meet with representatives from more than 3,000 companies at one of our four worldwide offices, attend roughly 5,000 company presentations sponsored by major Wall Street firms, and consult with over 1,000 analysts from hundreds of U.S. and foreign brokerage houses.

All of this culminates in our analysts making buy and sell recommendations on a wide range of potential investments for all of our portfolios. In the end, the goal of Original Research is to try to give our portfolio managers an advantage over their peers -- to enable our managers to deliver competitive performance by finding opportunities before they are generally recognized by the market, and by avoiding mistakes whenever possible. Original Research does, we believe, make a difference.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

Respectfully,


/S/ JEFFREY SHAMES

Jeffrey L. Shames
Chairman and Chief Executive Officer
MFS Investment Management[RegTM]

October 16, 2000

A prospectus containing more complete information on any MFS product, including all charges and expenses, can be obtained from your investment professional. Please read it carefully before you invest or send money. Investments in mutual funds will fluctuate and may be worth more or less upon redemption.

The opinions expressed in this letter are those of Jeffrey L. Shames, and no forecasts can be guaranteed.

Management Review and Outlook

Dear Shareholders,

The period just ended was favorable for bond investors as interest rates fell in the six months ended September 30, 2000. We believe this was due to a shift in market sentiment away from concern over strong growth, inflation, and rising interest rates and toward a more positive perception. Investors now seem to feel that economic activity is moderating without drifting toward recession, inflation is not about to rise dramatically, and the Federal Reserve Board (the
Fed) is done with rate tightening. In fact, there is a feeling among many investors that the Fed may even be headed toward some easing of rates next year. This more optimistic sentiment helped the bond market, and was a factor in the positive performance for all funds in the Municipal Series Trust.

Another factor in our performance was positioning on the yield curve. The yield curve for municipal bonds shows the relationship between yield (interest rate) and time remaining to maturity. In general, bonds with more time remaining to maturity have tended to be more volatile but pay higher interest rates. A key element of our strategy is to determine the area of the yield curve that we believe offers investors an optimum combination of higher yield and lower potential volatility.

Our quantitative research has indicated that the "sweet spot" on the yield curve is in the 15- to 20-year bracket, and that longer-maturity bonds offer only slightly more yield with significantly more volatility or risk. We have therefore positioned the majority of our holdings in the 15- to 20-year area of the curve. We do not, however, tend to position the funds in anticipation of interest rate moves, because we believe interest rate forecasting to be a relatively risky strategy that is not in our shareholders' best interest over the long term.

When buying a bond, there are two main questions we ask. First, do our analysts believe the bond presents a good credit risk? Second, are we being properly paid to take on that risk? A lower-rated bond should offer a higher yield to compensate for taking on greater risk. Over the past 2 to 3 years, however, we found that the difference in yield between higher-quality and lower-quality bonds (the spread) had been compressing; by mid-1999, the spread had become extremely narrow on a historical basis. In our view, we were not being paid enough additional yield to take on the extra risk of lower-rated issues. In addition, we felt there was a danger that spreads could widen, which would lead to underperformance of lower-rated bonds. Both of these factors led us to reduce our weightings in lower-quality issues.

Now, a year later, spreads have widened to their greatest level in several years, and appear to have stabilized in the past few months. Our analysts are beginning to find lower-quality, higher-yielding issues for which we feel we are being adequately paid to take on more credit risk. Looking forward, we hope to find opportunities to buy bonds rated "BBB" and below offering yields that we think could properly reward our shareholders.

We believe we are entering a positive environment for our style of bond investing--an environment of relatively stable interest rates with enough growth to sustain credit quality, but not so much growth that we get inflationary fears, other than perhaps those resulting from the current oil price situation. We feel that this kind of environment highlights the value we add through our Original ResearchSM process, which we believe is extremely adept at finding opportunities, evaluating credit risk, and avoiding defaults.

Respectfully,

/S/ MICHAEL L. DAWSON        /S/ GEOFFREY L. SCHECHTER

Michael L. Dawson            Geoffrey L. Schechter
Portfolio Manager             Portfolio Manager

The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed. It is not possible to invest directly in an index. The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
  PORTFOLIO MANAGERS' PROFILES
--------------------------------------------------------------------------------

  Michael L. Dawson is Assistant Vice President and a portfolio manager of all state municipal bond funds at MFS Investment Management[RegTM]. He also manages other national municipal bond portfolios. He joined MFS in 1998 and was named Assistant Vice President and portfolio manager in 1999. Prior to joining MFS, Michael worked in institutional sales -- fixed income for Fidelity Capital Markets and Goldman Sachs. Prior to that, he was a research analyst in the municipal bond group at Franklin Templeton. He is a graduate of Santa Clara University and received an M.B.A. degree from Babson College in May 1999.

  Geoffrey L. Schechter, CFA, CPA, is Vice President of MFS Investment Management[RegTM] and a portfolio manager of our municipal bond funds. He joined MFS as an Investment Officer in 1993 after working as a municipal credit analyst with a major insurance company. He was named portfolio manager in 1993, Assistant Vice President in 1994, and Vice President in 1995. Geoff is a graduate of the University of Texas and has an M.B.A. degree from Boston University. He is a Chartered Financial Analyst (CFA) and a Certified Public Accountant (CPA).

  All portfolio managers at MFS Investment Management[RegTM] are supported by an investment staff of over 100 professionals utilizing MFS Original Research[RegTM], a global, issuer-oriented, bottom-up process of selecting securities.





This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. A prospectus containing more information, including the exchange privilege and all charges and expenses, for any MFS product is available from your investment professional, or by calling MFS at 1-800-225-2606. Please read it carefully before investing or sending money.

--------------------------------------------------------------------------------
     FUND FACTS
--------------------------------------------------------------------------------

     Objective: Each fund seeks current income exempt from federal income taxes and from the personal income taxes, if any, of the state to which its name refers.

    Commencement of investment operations:            Class inception:
    Mississippi                August 6, 1992         Mississippi      Class A   August 6, 1992
    New York                   June 6, 1988                            Class B   September 7, 1993
    North Carolina             October 31, 1984       New York         Class A   June 6, 1988
    Pennsylvania               February 1, 1993                        Class B   September 7, 1993
    South Carolina             October 31, 1984       North Carolina   Class A   October 31, 1984
    Tennessee                  August 12, 1988                         Class B   September 7, 1993
    Virginia                   October 31, 1984                        Class C   January 3, 1994
    West Virginia              October 31, 1984       Pennsylvania     Class A   February 1, 1993
                                                                       Class B   September 7, 1993
    Net assets as of September 30, 2000:              South Carolina   Class A   October 31, 1984
    Mississippi                $ 73.6 million                          Class B   September 7, 1993
    New York                   $121.1 million         Tennessee        Class A   August 12, 1988
    North Carolina             $364.3 million                          Class B   September 7, 1993
    Pennsylvania               $ 46.2 million         Virginia         Class A   October 31, 1984
    South Carolina             $146.6 million                          Class B   September 7, 1993
    Tennessee                  $119.0 million                          Class C   January 3, 1994
    Virginia                   $334.3 million         West Virginia    Class A   October 31, 1984
    West Virginia              $129.9 million                          Class B   September 7, 1993

Performance Summary

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Investment results reflect the percentage change in net asset value, including the reinvestment of dividends.

Total Rates of Return through September 30, 2000

MFS[RegTM] Mississippi Municipal Bond Fund

                                          Class A Investment Results                         Class B Investment Results
                              ------------------------------------------------------------------------------------------------------
                              6 Months   1 Year    3 Years    5 Years     Life*   6 Months   1 Year    3 Years    5 Years     Life*
                              ------------------------------------------------------------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         +4.03%    +5.36%    +13.56%    +31.75%   +54.76%    +3.62%    +4.53%    +10.91%    +26.53%   +45.93%
------------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --     +5.36%     +4.33%     +5.67%    +5.50%       --     +4.53%     +3.51%     +4.82%    +4.75%
------------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --     +0.36%     +2.65%     +4.65%    +4.88%       --     +0.53%     +2.60%     +4.49%    +4.75%
------------------------------------------------------------------------------------------------------------------------------------

 *For the period from the commencement of the fund's investment operations, August 6, 1992, through September 30, 2000.


MFS[RegTM] New York Municipal Bond Fund

                                          Class A Investment Results                         Class B Investment Results
                              ------------------------------------------------------------------------------------------------------
                              6 Months   1 Year    3 Years    5 Years   10 Years  6 Months   1 Year    3 Years    5 Years   10 Years
                              ------------------------------------------------------------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         +3.44%    +5.53%    +11.75%    +29.13%   +98.34%    +3.16%    +4.74%    +9.38%     +24.32%   +87.72%
------------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --     +5.53%     +3.77%     +5.25%    +7.09%       --     +4.74%    +3.03%      +4.45%    +6.50%
------------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --     +0.52%     +2.10%     +4.23%    +6.57%       --     +0.74%    +2.12%      +4.11%    +6.50%
------------------------------------------------------------------------------------------------------------------------------------

MFS[RegTM] North Carolina Municipal Bond Fund

                                          Class A Investment Results                         Class B Investment Results
                              ------------------------------------------------------------------------------------------------------
                              6 Months   1 Year    3 Years    5 Years   10 Years  6 Months   1 Year    3 Years    5 Years   10 Years
                              ------------------------------------------------------------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         +3.62%    +5.16%    +10.59%    +27.11%   +79.65%    +3.19%    +4.39%    +8.38%     +22.86%   +71.03%
------------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --     +5.16%     +3.41%     +4.92%    +6.03%       --     +4.39%    +2.72%      +4.20%    +5.51%
------------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --     +0.16%     +1.75%     +3.90%    +5.52%       --     +0.40%    +1.81%      +3.87%    +5.51%
------------------------------------------------------------------------------------------------------------------------------------

                                           Class C Investment Results
                              --------------------------------------------------
                              6 Months   1 Year    3 Years    5 Years   10 Years
                              --------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         +3.19%    +4.39%    +8.37%     +23.08%   +71.61%
--------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --     +4.39%    +2.72%      +4.24%    +5.55%
--------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --     +3.39%    +2.72%      +4.24%    +5.55%
--------------------------------------------------------------------------------

MFS[RegTM] Pennsylvania Municipal Bond Fund

                                          Class A Investment Results                         Class B Investment Results
                              ------------------------------------------------------------------------------------------------------
                              6 Months   1 Year    3 Years    5 Years     Life*   6 Months   1 Year    3 Years    5 Years     Life*
                              ------------------------------------------------------------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         +3.78%    +6.12%    +14.00%    +31.50%   +50.73%    +3.47%    +5.26%    +11.30%    +26.46%   +42.44%
------------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --     +6.12%     +4.47%     +5.63%    +5.50%       --     +5.26%     +3.63%     +4.81%    +4.73%
------------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --     +1.08%     +2.78%     +4.61%    +4.83%       --     +1.26%     +2.71%     +4.47%    +4.73%
------------------------------------------------------------------------------------------------------------------------------------

 *For the period from the commencement of the fund's investment operations, February 1, 1993, through September 30, 2000.

MFS[RegTM] South Carolina Municipal Bond Fund

                                          Class A Investment Results                         Class B Investment Results
                              ------------------------------------------------------------------------------------------------------
                              6 Months   1 Year    3 Years    5 Years   10 Years  6 Months   1 Year    3 Years    5 Years   10 Years
                              ------------------------------------------------------------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         +3.61%    +4.87%    +9.72%     25.05%    +82.10%    +3.19%    +4.11%    +7.61%     +20.96%   +73.37%
------------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --     +4.87%    +3.14%     +4.57%     +6.18%       --     +4.11%    +2.48%      +3.88%    +5.66%
------------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --     -0.11%    +1.48%     +3.56%     +5.66%       --     +0.13%    +1.56%      +3.54%    +5.66%
------------------------------------------------------------------------------------------------------------------------------------

MFS[RegTM] Tennessee Municipal Bond Fund

                                          Class A Investment Results                         Class B Investment Results
                              ------------------------------------------------------------------------------------------------------
                              6 Months   1 Year    3 Years    5 Years   10 Years  6 Months   1 Year    3 Years    5 Years   10 Years
                              ------------------------------------------------------------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         +3.52%    +5.07%    +10.74%    +26.90%   +84.54%    +3.19%    +4.39%    +8.62%     +22.65%   +75.65%
------------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --     +5.07%     +3.46%     +4.88%    +6.32%       --     +4.39%    +2.79%      +4.17%    +5.80%
------------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --     +0.08%     +1.79%     +3.86%    +5.80%       --     +0.42%    +1.89%      +3.83%    +5.80%
------------------------------------------------------------------------------------------------------------------------------------

MFS[RegTM] Virginia Municipal Bond Fund

                                          Class A Investment Results                         Class B Investment Results
                              ------------------------------------------------------------------------------------------------------
                              6 Months   1 Year    3 Years    5 Years   10 Years  6 Months   1 Year    3 Years    5 Years   10 Years
                              ------------------------------------------------------------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         +3.47%    +5.23%    +10.84%    +25.75%   +79.14%    +3.04%    +4.46%    +8.62%     +21.54%   +70.56%
------------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --     +5.23%     +3.49%     +4.69%    +6.00%       --     +4.46%    +2.80%      +3.98%    +5.48%
------------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --     +0.23%     +1.82%     +3.67%    +5.49%       --     +0.47%    +1.88%      +3.64%    +5.48%
------------------------------------------------------------------------------------------------------------------------------------

                                          Class C Investment Results
                               -------------------------------------------------
                               6 Months   1 Year   3 Years    5 Years   10 Years
                               -------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         +3.13%    +4.46%    +8.71%     +21.85%   +71.21%
--------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --     +4.46%    +2.82%      +4.03%    +5.52%
--------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --     +3.46%    +2.82%      +4.03%    +5.52%
--------------------------------------------------------------------------------

MFS[RegTM] West Virginia Municipal Bond Fund

                                          Class A Investment Results                         Class B Investment Results
                              ------------------------------------------------------------------------------------------------------
                              6 Months   1 Year    3 Years    5 Years   10 Years  6 Months   1 Year    3 Years    5 Years   10 Years
                              ------------------------------------------------------------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         +3.76%    +5.03%    +10.02%    +25.54%   +83.65%    +3.52%    +4.36%    +8.00%     +21.44%   +74.99%
------------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --     +5.03%     +3.23%     +4.65%    +6.27%       --     +4.36%    +2.60%      +3.96%    +5.76%
------------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --     +0.04%     +1.57%     +3.64%    +5.75%       --     +0.37%    +1.69%      +3.63%    +5.76%
------------------------------------------------------------------------------------------------------------------------------------

Notes to Performance Summary

Class A Share Performance Including Sales Charge takes into account the deduction of the maximum 4.75% sales charge. Class B Share Performance Including Sales Charge takes into account the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C Share Performance Including Sales Charge takes into account the deduction of the 1% CDSC applicable to Class C shares redeemed within 12 months.

Class B and C share performance includes the performance of the funds' Class A shares for periods prior to their inception (blended performance). Class B and C blended performance has been adjusted to take into account the CDSC applicable to Class B and C shares rather than the initial sales charge (load) applicable to Class A shares. These blended performance figures have not been adjusted to take into account differences in class-specific operating expenses. Because operating expenses of Class B and C shares are higher than those of Class A, the blended Class B and C share performance is higher than it would have been had Class B and C shares been offered for the entire period.

All performance results reflect any applicable expense subsidies and waivers in effect during the period shown; without these, the results would have been less favorable. See the prospectus for details. All results are historical and assume the reinvestment of capital gains.

Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. More recent returns may be more or less than those shown. Past performance is no guarantee of future results.

A small portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax. See the prospectus for details.

Portfolio of Investments (Unaudited) - September 30, 2000

MFS MISSISSIPPI MUNICIPAL BOND FUND

Municipal Bonds - 97.5%

                                                 Principal Amount
Issuer                                             (000 Omitted)                 Value
-----------------------------------------------------------------------------------------
General Obligation - 13.3%
 Commonwealth of Puerto Rico, MBIA,
  7.084s, 2008 ++++                                   $ 2,000                 $ 2,123,320
 Hinds County, MS, MBIA, 6.25s, 2010                    1,660                   1,814,662
 Hinds County, MS, MBIA, 6.25s, 2011                    1,285                   1,405,880
 Jackson, MS, Public School District, AMBAC,
  5.75s, 2017                                           1,000                   1,020,080
 Madison County, MS, School District, MBIA,
  5.875s, 2016                                          1,500                   1,576,740
 Puerto Rico Municipal Finance Agency, RITES,
  FSA, 7.42s, 2017 [dag]++++                              750                     776,835
 State of Mississippi, 6s, 2018                         1,000                   1,035,490
                                                                              -----------
                                                                              $ 9,753,007
-----------------------------------------------------------------------------------------
State and Local Appropriation - 7.6%
 Mississippi Development Bank (Natchez
  Mississippi Convention Center), AMBAC, 6s, 2021     $   750                 $   778,823
 Puerto Rico Public Finance Corp., RITES,
  7.17s, 2013 [dag]++++                                   500                     552,370
 Southhaven, MS, Mississippi Development Bank,
  Special Obligation (Recreation Facilities),
  6.2s, 2020                                              400                     411,344
 State of Mississippi, Certificates of Participation
  (Rehabilitation Services), 6.1s, 2014                 2,000                   2,029,760
 Walnut, MS, Correctional Authority, AMBAC,
  6s, 2019                                              1,750                   1,807,837
                                                                              -----------
                                                                              $ 5,580,134
-----------------------------------------------------------------------------------------
Refunded and Special Obligations - 10.0%
 Hinds Community College, MS, Conference and
  Training Center, 6.5s, 2014                         $ 1,320                 $ 1,404,836
 Mississippi Home Corp., 0s, 2013                       4,920                   2,433,088
 Mississippi Hospital Equipment & Facilities
  Authority Rev. (Magnolia Regional Health
  Center), 7.375s, 2001                                 1,500                   1,570,815
 State of Mississippi, 6.75s, 2004                      1,800                   1,942,704
                                                                              -----------
                                                                              $ 7,351,443
-----------------------------------------------------------------------------------------
Airport and Port Revenue - 1.0%
 Puerto Rico Ports Authority (American Airlines),
  6.25s, 2026                                         $   750                 $   755,310
-----------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - 6.0%
 Guam Power Authority Rev., RITES, AMBAC,
  6.236s, 2013 [dag]+++                               $ 1,000                 $ 1,043,630
 Puerto Rico Electric Power Authority, FSA,
  7.589s, 2023 ++++                                     1,000                   1,079,080
 Warren County, MS, Pollution Control Rev.
  (Mississippi Power & Light), 7s, 2022                 1,000                   1,039,430
 Washington County, MS, Pollution Control Rev.
  (Mississippi Power & Light), 7s, 2022                 1,230                   1,278,499
                                                                              -----------
                                                                              $ 4,440,639
-----------------------------------------------------------------------------------------
Health Care Revenue - 1.9%
 Corinth Alcorn County, MS, Hospital Rev.
  (Magnolia Regional Health Center), 5.5s, 2021       $   670                 $   541,608
 Jones County, MS, Hospital Rev. (South Central
  Regional Medical Center), 5.5s, 2017                  1,000                     845,370
                                                                              -----------
                                                                              $ 1,386,978
-----------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 8.9%
 Jones County, MS, Solid Waste Disposal Rev.
  (International Paper Co.), 5.8s, 2021               $ 1,000                 $   927,860
 Lowndes County, MS, Solid Waste Disposal &
  Pollution Control Rev. (Weyerhauser), 6.8s, 2022      3,250                   3,516,370

Municipal Bonds - continued

                                                 Principal Amount
Issuer                                             (000 Omitted)                 Value
-----------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - continued
 Mississippi Business Finance Corp. (Jackson
  Municipal Airport/Airborne Freight), 7.15s, 2007    $   985                 $ 1,049,616
 Warren County, MS, Pollution Control Rev.
  (International Paper), 6.6s, 2019                     1,000                   1,019,370
                                                                              -----------
                                                                              $ 6,513,216
-----------------------------------------------------------------------------------------
Insured Health Care Revenue - 19.0%
 Alcorn County, MS, Corinth Hospital Rev.
  (Magnolia Regional Health Center), AMBAC,
  5.75s, 2013                                         $ 2,000                 $ 2,051,860
 Gulfport, MS, Hospital Facilities (Memorial
  Hospital), MBIA, 6.125s, 2015                         2,250                   2,327,692
 Gulfport, MS, Hospital Facilities (Memorial
  Hospital), MBIA, 6.2s, 2018                           1,000                   1,030,730
 Hinds County, MS, Rev. (Methodist Hospital &
  Rehabilitation Center), AMBAC, 5.6s, 2012             2,335                   2,420,671
 Medical Center Educational Building Corp., MS,
  (University of Mississippi Medical Center),
  AMBAC, 5.5s, 2023                                     1,000                     970,620
 Mississippi Development Bank, Special Obligation
  (Adams County Hospital), FSA, 5.75s, 2016             1,000                   1,013,610
 Mississippi Hospital Equipment & Facilities
  Authority Rev. (Baptist), MBIA, 6.5s, 2010            1,190                   1,279,631
 Mississippi Hospital Equipment & Facilities
  Authority Rev. (Baptist), MBIA, 6s, 2013                750                     780,810
 Mississippi Hospital Equipment & Facilities
  Authority Rev. (Rush Medical Foundation),
  Connie Lee, 6.7s, 2018,                               2,000                   2,077,620
                                                                              -----------
                                                                              $13,953,244
-----------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 5.5%
 Gulfport, MS, Community Development (Oakview
  Apartments), FNMA, 7.4s, 2025                       $ 1,755                 $ 1,831,588
 Jackson, MS, Elderly Housing Corp., Mortgage
  Rev. (Delhaven Manor), "C", FHA, 7.375s, 2024         1,920                   1,975,642
 Ridgeland, MS, Urban Renewal, Multifamily
  Housing Rev. (Northbrook I & III Apartments),
  6.15s, 2019 ###                                         300                     275,481
                                                                              -----------
                                                                              $ 4,082,711
-----------------------------------------------------------------------------------------
Single Family Housing Revenue - 9.5%
 Mississippi Home Corp., GNMA, 6.5s, 2024             $ 2,650                 $ 2,707,770
 Mississippi Home Corp., GNMA, 6.625s, 2027             1,350                   1,388,975
 Mississippi Home Corp., GNMA, 7.55s, 2027              1,215                   1,310,778
 Mississippi Home Corp., GNMA\FNMA, 6.3s, 2031            500                     510,990
 Mississippi Home Corp., 5.75s, 2031                    1,000                   1,075,070
                                                                              -----------
                                                                              $ 6,993,583
-----------------------------------------------------------------------------------------
Turnpike Revenue - 1.3%
 Puerto Rico Highway & Transportation Authority,
  FSA, 5s, 2016                                       $ 1,000                 $   975,250
-----------------------------------------------------------------------------------------
Universities - 3.2%
 Southhaven, MS, Mississippi Development Bank
  Special Obligation (Recreation Facilities),
  5.875s, 2014                                        $   375                 $   386,422
 University of Mississippi, Educational Building
  Corp. (Athletic Facilities), 6.2s, 2016 ###           1,000                   1,032,470
 University of Mississippi Educational Building
  Corp. (Performing Arts Center), AMBAC,
  5.25s, 2018                                           1,000                     963,890
                                                                              -----------
                                                                              $ 2,382,782
-----------------------------------------------------------------------------------------


8 - MMS

                                                        Principal Amount
Issuer                                                     (000 Omitted)         Value
--------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 7.7%
 Gautier, MS, Utility District, Utility Systems Rev.,
  FGIC, 6.375s, 2019                                         $ 1,300       $ 1,336,049
 Gulfport, MS, Water & Sewer Rev., FSA,
  5.625s, 2024                                                   500           488,120
 Jackson, MS, Water & Sewer Systems Rev.,
  5.25s, 2017                                                  1,170         1,134,034
 Meridian, MS, Water & Sewer Rev., AMBAC,
  6s, 2010                                                     1,500         1,579,095
 Meridian, MS, Water & Sewer Rev., AMBAC,
  6.2s, 2012                                                     650           685,237
 Meridian, MS, Water & Sewer Rev., AMBAC,
  6.2s, 2013                                                     400           420,408
                                                                           -----------
                                                                            $5,642,943
--------------------------------------------------------------------------------------
Other - 2.6%
 Mississippi Development Bank (Diamond Lakes
  Utilities), 6.25s, 2017                                    $ 1,250       $ 1,199,725
 Mississippi Development Bank Special Obligation
  (Tupelo Fairgrounds), AMBAC, 5s, 2017                          785           733,245
                                                                           -----------
                                                                           $ 1,932,970
--------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $70,020,482)                       $71,744,210
--------------------------------------------------------------------------------------
Floating Rate Demand Note - 0.3%
--------------------------------------------------------------------------------------
 Perry County, MS, Pollution Control Rev., due
  10/02/00, at Identified Cost                               $   200       $   200,000
--------------------------------------------------------------------------------------
Total Investments (Identified Cost, $70,220,482)                           $71,944,210
Other Assets, Less Liabilities - 2.2%                                        1,618,939
--------------------------------------------------------------------------------------
Net assets - 100.0%                                                        $73,563,149
--------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

MFS NEW YORK MUNICIPAL BOND FUND

Municipal Bonds - 97.9%

                                                        Principal Amount
Issuer                                                     (000 Omitted)         Value
--------------------------------------------------------------------------------------
General Obligation - 7.7%
 New York, NY, 5.375s, 2017                                   $1,250      $  1,219,275
 New York, NY, 6s, 2019                                        1,000         1,034,220
 North Babylon, NY, Union Free School District,
  FGIC, 5.5s, 2018                                             2,415         2,393,144
 Port Byron, NY, Central School District, AMBAC,
  7.4s, 2012                                                     500           604,135
 Port Byron, NY, Central School District, AMBAC,
  7.4s, 2013                                                     500           606,895
 Port Byron, NY, Central School District, AMBAC,
  7.4s, 2014                                                     500           608,350
 Port Byron, NY, Central School District, AMBAC,
  7.4s, 2015                                                     500           610,800
 Rome, NY, City School District, FSA, 5.5s, 2019               1,000           982,610
 Washingtonville, NY, Central School District, FGIC,
  7.35s, 2008                                                    550           636,708
 Washingtonville, NY, Central School District, FGIC,
  7.35s, 2009                                                    550           643,324
                                                                          ------------
                                                                          $  9,339,461
--------------------------------------------------------------------------------------
State and Local Appropriation - 18.3%
 Metropolitan Transportation Authority, NY,
  Dedicated Tax Fund, FGIC, 5.25s, 2014                       $1,500      $  1,490,955
 Metropolitan Transportation Authority, NY, Service
  Contract, , 7.375s, 2008                                     2,000         2,222,500
 Metropolitan Transportation Authority, NY, Service
  Contract, 5.5s, 2017                                           750           739,305
 Metropolitan Transportation Authority, NY, Service
  Contract, AMBAC, 5.75s, 2013                                   825           875,284
 New York Dormitory Authority Rev. (City University),
  5.625s, 2016                                                 1,450         1,477,724
 New York Dormitory Authority Rev. (City University),
  AMBAC, 5.75s, 2018                                             800           829,696
 New York Dormitory Authority Rev. (City University),
  FSA, 5.75s, 2013                                             3,000         3,182,850
 New York Dormitory Authority Rev. (State University),
  5s, 2013                                                     1,000           965,990
 New York Dormitory Authority Rev. (State University),
  5.875s, 2017                                                 1,130         1,180,567
 New York Dormitory Authority Rev. (State University),
  5.375s, 2018                                                 1,500         1,454,010
 New York Local Government Assist Corp., MBIA,
  5s, 2021                                                     1,750         1,583,540
 New York Medical Care Facilities Financing
  Agency Rev., 6.375s, 2014                                       15            15,453
 New York Medical Care Facilities Financing
  Agency Rev., MBIA, 6s, 2025                                     20            20,418
 New York Urban Development Corp. Rev.
  (Correctional Facilities), AMBAC, 0s, 2009                   5,000         3,300,600
 New York Urban Development Corp. Rev. (State
  Facilities), AMBAC, 5.6s, 2015                               2,750         2,846,195
                                                                          ------------
                                                                          $ 22,185,087
--------------------------------------------------------------------------------------
Refunded and Special Obligations - 17.6%
 Islip, NY, Community Development Agency Rev.
  (New York Institute of Technology), 7.5s, 2006              $1,990      $  2,287,306
 New York City, NY, 8s, 2001                                     490           511,590
 New York City, NY, 8.25s, 2001                                2,000         2,112,820
 New York City, NY, 7.2s, 2004                                 1,000         1,102,010
 New York City, NY, 7.3s, 2004                                   880           974,503
 New York City, NY, 7.3s, 2004                                 5,000         5,527,550
 New York City, NY, 7.375s, 2004                               1,600         1,776,032
 New York City, NY, Municipal Water & Sewer
  Finance Authority, 7s, 2001                                    745           766,098


                                                                         9 - MNY

                                                 Principal Amount
Issuer                                             (000 Omitted)             Value
-------------------------------------------------------------------------------------
Refunded and Special Obligations - continued
 New York Energy Research & Development
  Authority, Electric Facilities Rev., 7.15s, 2002    $ 1,975             $ 2,092,039
 New York Medical Care Facilities Financing
  Agency Rev. (Mental Health Services),
  6.375s, 2004                                            965               1,043,628
 New York Medical Care Facilities Financing
  Agency Rev. (Montefiore Medical), AMBAC,
  6.5s, 2005                                            2,550               2,789,725
 Puerto Rico Aqueduct & Sewer Authority Rev.,
  FSA, 9s, 2005                                           250                 287,963
                                                                          -----------
                                                                          $21,271,264
-------------------------------------------------------------------------------------
Airport and Port Revenue - 1.7%
 New York City, NY, Industrial Development
  Agency, Special Facilities Rev. (American
  Airlines), 6.9s, 2024                               $ 1,000             $ 1,028,710
 Port Authority NY & NJ, Special Obligation,
  (JFK International), MBIA, 6.25s, 2015                  990               1,081,486
                                                                          -----------
                                                                          $ 2,110,196
-------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - 4.3%
 Guam Power Authority Rev., AMBAC, 5.25s, 2013        $ 2,120             $ 2,163,651
 Guam Power Authority Rev., RITES, AMBAC,
  6.236s, 2014 [dag]++++                                  500                 513,115
 New York Energy Research & Development
  Authority, Electric Facilities Rev., 7.15s, 2022        725                 751,528
 Port Authority NY & NJ, Special Obligation,
  6.75s, 2019                                           1,750               1,791,142
                                                                          -----------
                                                                          $ 5,219,436
-------------------------------------------------------------------------------------
Health Care Revenue - 5.3%
 Albany, NY, Industrial Development Authority,
  Civic Facilities Rev., 8.25s, 2004                  $ 1,140             $ 1,175,693
 Chautauqua County, NY, Industrial Development
  Agency, Civic Facility Rev. (Woman's Christian
  Assn.), 6.35s, 2017                                     200                 183,274
 Chautauqua County, NY, Industrial Development
  Agency, Civic Facility Rev. (Woman's Christian
  Assn.), 6.4s, 2029 ###                                  500                 414,195
 Dutchess, NY, Industrial Development Agency,
  Civic Facilities Rev., 8.625s, 2016                   1,035               1,073,295
 Fulton County, NY, Industrial Development Agency,
  Civic Facilities Rev. (Nathan Littauer Hospital
  Assn.), 5.75s, 2009                                     750                 672,825
 New York City, NY, Health & Hospital Corp. Rev.,
  5.25s, 2017                                             750                 690,870
 New York City, NY, Industrial Development
  Agency, Civic Facilities Rev. (A Very Special
  Place, Inc.), 5.75s, 2029                             1,000                 884,530
 New York Medical Care Facilities Finance Agency
  Rev., Mental Health Services (Huntington
  Mortgage), 6.5s, 2014                                 1,250               1,286,113
                                                                          -----------
                                                                          $ 6,380,795
-------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 3.9%
 Allegany County, NY, Industrial Development
  Agency, Solid Waste Rev. (Atlantic Richfield),
  6.625s, 2016                                        $ 1,000             $ 1,041,040
 Essex County, NY, Industrial Development Agency
  (International Paper Co.), 5.55s, 2014                  750                 728,182
 Essex County, NY, Industrial Development Agency
  (International Paper Co.), 6.15s, 2021                1,000                 978,110
 Monroe County, NY, Industrial Development
  Agency (Weyerhauser Co.), 9s, 2006                    1,000               1,003,600

Municipal Bonds - continued

                                                 Principal Amount
Issuer                                             (000 Omitted)             Value
-------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - continued
 Onondaga County, NY, Industrial Development
  Agency (Bristol-Meyers Squibb), 5.75s, 2024         $ 1,000             $   993,620
                                                                          -----------
                                                                          $ 4,744,552
--------------------------------------------------------------------------------------
Insured Health Care Revenue - 2.7%
 Nassau County, NY (Nassau Health Care Corp.),
  FSA, 6s, 2014                                       $ 1,000             $ 1,060,850
 New York Dormitory Authority Rev. (St. Vincent's
  Hospital), FHA, 7.375s, 2011                          2,105               2,185,116
                                                                          -----------
                                                                          $ 3,245,966
--------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 0.3%
 New York City, NY, Housing Development Corp.,
  5.6s, 2019                                          $   400             $   393,540
--------------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 2.3%
 New York City, NY, Transitional Finance Authority
  Rev., 5.75s, 2018                                   $ 2,730             $ 2,783,890
--------------------------------------------------------------------------------------
Single Family Housing Revenue - 2.9%
 New York Mortgage Agency Rev., 5.85s, 2018           $ 2,000             $ 1,999,980
 New York Mortgage Agency Rev., 5.8s, 2020              1,555               1,538,672
                                                                          -----------
                                                                          $ 3,538,652
--------------------------------------------------------------------------------------
Turnpike Revenue - 16.4%
 Metropolitan Transportation Authority, NY, FGIC,
  5.875s, 2018                                        $ 1,980             $ 2,040,707
 New York Thruway Authority Rev., Highway &
  Bridges, AMBAC, 5.375s, 2018                          2,000               1,952,080
 New York Thruway Authority Rev., Highway &
  Bridges, FGIC, 5.4s, 2017                             2,000               1,971,720
 New York Thruway Authority Rev., Highway &
  Bridges, MBIA, 5.75s, 2015                            1,000               1,038,690
 New York Thruway Authority Rev., Highway &
  Bridges, MBIA, 5.375s, 2016                           2,000               1,979,860
 New York Thruway Authority Rev., Highway &
  Bridges, MBIA, 5s, 2018                               2,400               2,219,184
 Niagara Falls, NY, Bridge Commission Toll Rev.,
  RITES, FGIC, 6.172s, 2015 [dag]++++                   3,500               3,509,310
 Triborough Bridge & Tunnel Authority, NY, RITES,
  6.643s, 2017 [dag]++++                                5,000               5,154,100
                                                                          -----------
                                                                          $19,865,651
--------------------------------------------------------------------------------------
Universities - 6.5%
 Cattaraugus County, NY, Industrial Development
  Agency (Jamestown Community College),
  6.4s, 2019                                          $   500             $   505,905
 Hempstead Town, NY, Civic Facilities Rev.
  (Hofstra University), MBIA, 5.8s, 2015                1,500               1,549,920
 New York Dormitory Authority Rev. (Pace
  University), AMBAC, 5.5s, 2020                        1,500               1,474,920
 New York Dormitory Authority Rev. (Pace
  University), MBIA, 6s, 2019                           1,690               1,764,563
 New York Dormitory Authority Rev. (State
  University), FSA, 6s, 2018                            1,000               1,046,490
 Tompkins County, NY, Industrial Development
  Agency (Cornell University), 5.625s, 2020             1,000               1,003,050
 Utica, NY, Industrial Development Agency
  (Utica College), 5.3s, 2008                             465                 461,447
                                                                          -----------
                                                                          $ 7,806,295
--------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 8.0%
 New York City, NY, Municipal Water & Sewer
  Finance Authority, 6s, 2010                         $   620             $   672,812


10 - MNY

                                                      Principal Amount
Issuer                                                   (000 Omitted)     Value
-----------------------------------------------------------------------------------
Water and Sewer Utility Revenue - continued
 New York City, NY, Municipal Water & Sewer
  Finance Authority, 7.1s, 2012                             $  675     $    692,455
 New York Environmental Facilities Corp., Pollution
  Control Rev., 5.75s, 2010                                  2,235        2,386,176
 New York Environmental Facilities Corp., Pollution
  Control Rev., 6.875s, 2010                                   220          227,359
 New York Environmental Facilities Corp., Pollution
  Control Rev., 5.75s, 2012                                  1,080        1,150,632
 New York Environmental Facilities Corp., Water
  Facilities Rev., 8.85s, 2015                               2,500        2,658,675
 Suffolk County, NY, Water Authority, MBIA,
  5.1s, 2012                                                 1,895        1,907,431
                                                                       ------------
                                                                       $  9,695,540
-----------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $113,606,980)                  $118,580,325
-----------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.1%
-----------------------------------------------------------------------------------
 New York City, NY, due 10/02/00                            $1,200     $  1,200,000
 Sevier County, TN, Public Building Authority,
  due 10/05/00                                                 100          100,000
-----------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                   $  1,300,000
-----------------------------------------------------------------------------------
Total Investments (Identified Cost, $114,906,980)                      $119,880,325
Other Assets, Less Liabilities - 1.0%                                     1,234,982
-----------------------------------------------------------------------------------
Net assets - 100.0%                                                    $121,115,307
-----------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

MFS NORTH CAROLINA MUNICIPAL BOND FUND

Municipal Bonds - 98.4%

                                                      Principal Amount
Issuer                                                   (000 Omitted)     Value
-----------------------------------------------------------------------------------
General Obligation - 7.0%
 Charlotte NC, 5.5s, 2016                                   $3,100      $ 3,144,764
 Cumberland County, NC, 5.8s, 2019                           4,400        4,552,900
 Durham, NC, 5.9s, 2014                                      2,400        2,505,264
 Hertford County, NC, 9.5s, 2001                               100          100,980
 Hertford County, NC, 9.5s, 2002                               100          100,980
 Johnston County, NC, FGIC, 5.6s, 2018                       2,000        2,039,900
 New Hanover County, NC, Public Improvement,
  5.75s, 2017                                                1,000        1,032,900
 New Hanover County, NC, Public Improvement,
  5.8s, 2019                                                 4,200        4,341,918
 North Carolina Str, Series A, 4.75s, 2015                   5,000        4,669,950
 Randolph County, NC, FSA, 5.6s, 2018                        3,000        3,024,960
                                                                        -----------
                                                                        $25,514,516
-----------------------------------------------------------------------------------
State and Local Appropriation - 11.5%
 Brunswick County NC Certificates Participation,
  FSA, 5.5s, 2020                                           $1,000      $   990,370
 Carteret County North Carolina Certificates Partin,
  AMBAC, 5.625s, 2020                                        1,010        1,015,090
 Charlotte, NC, Certificates of Participation
  (Convention Facilities), AMBAC, 0s, 2004                   3,435        2,815,807
 Charlotte, NC, Certificates of Participation
  (Convention Facilities), AMBAC, 0s, 2005                   4,810        3,746,750
 Charlotte, NC, Certificates of Participation
  (Convention Facilities), AMBAC, 0s, 2006                   1,075          795,575
 Charlotte, NC, Certificates of Participation
  (Convention Facilities), AMBAC, 0s, 2008                   3,000        1,996,590
 Charlotte NC Certificates Participation,
  (Convention Facilities), 5.5s, 2020                        3,000        2,967,180
 Cumberland County, NC, Certificates of
  Participation (Civic Center), AMBAC, 0s, 2011                425          237,583
 Cumberland County, NC, Certificates of
  Participation (Civic Center), AMBAC, 0s, 2013              1,000          487,210
 Dare County, NC, MBIA, 6.6s, 2006                           2,100        2,168,040
 Durham, NC, Certificates of Participation
  (New Durham Corp.), 6.875s, 2009                           1,750        1,804,040
 Franklin County, NC, Certificates of Participation
  (Jail and School), FGIC, 6.625s, 2014                      2,000        2,173,600
 Greensboro, NC, Certificates of Participation
  (Coliseum Arena), 6.25s, 2011                              2,180        2,268,116
 Harnett County NC Certificates Participation, FSA,
  5.5s, 2016                                                 1,225        1,228,442
 Harnett County, NC, Certificates of Participation,
  AMBAC, 6.2s, 2006                                          1,000        1,068,120
 Harnett County, NC, Certificates of Participation,
  AMBAC, 6.2s, 2009                                          1,500        1,592,760
 Iredell County North Carolina Public Facilities,
  School Projs, AMBAC, 5.5s, 2019                            1,000          987,180
 Pitt County NC Certificates Participation, School
  Facilities Project Series A, FSA, 5.5s, 2020               1,250        1,251,400
 Puerto Rico Housing, Bank and Finance Agency,
  7.5s, 2006                                                 7,000        7,751,380
 Puerto Rico Public Finance Corp., RITES, AMBAC,
  7.17s, 2016 [dag]++++                                      1,500        1,592,730
 Sampson Area Development Corp., NC,
  Installment Payment Rev., MBIA, 4.75s, 2019                1,000          884,090
 Scotland County, NC, Certificates of Participation
  (Jail and Courthouse), CAP GTY, 6.75s, 2011                1,000        1,027,220
 Union County, NC, Certificates of Participation,
  AMBAC, 6.375s, 2012                                        1,000        1,055,070
                                                                        -----------
                                                                        $41,904,343
-----------------------------------------------------------------------------------


                                                                        11 - MNC

                                                  Principal Amount
Issuer                                              (000 Omitted)              Value
---------------------------------------------------------------------------------------
Refunded and Special Obligations - 11.2%
 North Carolina Eastern Municipal Power Agency,
  7.5s, 2009                                            $2,595              $ 3,099,909
 North Carolina Eastern Municipal Power Agency,
  5s, 2017                                               5,120                4,856,371
 North Carolina Medical Care Commission,
  Hospital Rev. (Carolina Medicorp), 6s, 2001            8,500                8,580,835
 North Carolina Medical Care Commission,
  Hospital Rev. (Halifax Memorial), 6.75s, 2002          4,500                4,764,105
 North Carolina Medical Care Commission,
  Hospital Rev. (Halifax Memorial), 6.75s, 2014          1,355                1,433,265
 North Carolina Medical Care Commission,
  Hospital Rev. (Valdese General Hospital),
  8.75s, 2001                                            4,975                5,275,540
 Pender County, NC, Certificates of Participation
  (Pender County Prison), 7.6s, 2001                     1,205                1,253,465
 Pender County, NC, Certificates of Participation
  (Pender County Prison), 7.7s, 2001                     1,000                1,040,860
 University of North Carolina (Chapel Hill), 0s, 2002    9,105                4,455,441
 University of North Carolina (Chapel Hill), 0s, 2002    4,285                1,954,560
 Winston-Salem, NC, Water and Sewer Systems
  Rev., 6.25s, 2002                                      4,000                4,186,640
                                                                            -----------
                                                                            $40,900,991
---------------------------------------------------------------------------------------
Airport and Port Revenue - 2.3%
 Charlotte, NC, Airport Rev., MBIA, 5.875s, 2019        $1,000              $ 1,014,970
 Charlotte, NC, Airport Rev., MBIA, 5.875s, 2020         3,775                3,822,414
 Puerto Rico Ports Authority (American Airlines),
  6.25s, 2026                                            3,575                3,600,311
                                                                            -----------
                                                                            $ 8,437,695
---------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - 14.4%
 New Hanover County, NC, Industrial Facilities Rev.
  (Carolina Power and Light Co.), 6.9s, 2009            $1,000              $ 1,019,720
 North Carolina Eastern Municipal Power,
  Pennsylvania 693, RITES, AMBAC,
  7.613s, 2018 [dag]++++                                 6,500                7,224,360
 North Carolina Eastern Municipal Power Agency,
  AMBAC, 6s, 2018                                        1,245                1,312,093
 North Carolina Eastern Municipal Power Agency,
  MBIA, 7s, 2007                                         5,000                5,543,500
 North Carolina Eastern Municipal Power Agency,
  MBIA, 7.25s, 2007                                      5,000                5,610,250
 North Carolina Eastern Municipal Power Agency,
  MBIA, 7.5s, 2010                                       3,005                3,527,119
 North Carolina Municipal Power Agency, No. 1,
  Catawba Electric Rev., MBIA, 6s, 2011                  5,000                5,352,950
 North Carolina Municipal Power Agency, No. 1,
  Catawba Electric Rev., MBIA, 6.22s, 2012 ++++          9,000                9,082,800
 North Carolina Municipal Power Agency, No. 1,
  Catawba Electric Rev., 6.375s, 2013                    1,000                1,030,110
 North Carolina Municipal Power Agency, No. 1,
  Catawba Electric Rev., MBIA, 5.5s, 2014                3,000                3,072,690
 North Carolina Municipal Power Agency, No. 1,
  Catawba Electric Rev., FSA, 6.2s, 2018                 4,300                4,403,415
 Puerto Rico Electric Power Authority, FSA,
  6s, 2016                                               5,000                5,222,450
                                                                            -----------
                                                                            $52,401,457
---------------------------------------------------------------------------------------
Health Care Revenue - 11.6%
 Charlotte-Mecklenberg Hospital Authority, "A",
  5.75s, 2021                                           $1,500              $ 1,466,220
 Mocksville, NC (Housing Foundation, Inc.),
  7.25s, 2029                                            1,000                  933,830

Municipal Bonds - continued

                                                  Principal Amount
Issuer                                              (000 Omitted)              Value
---------------------------------------------------------------------------------------
Health Care Revenue - continued
 North Carolina Medical Care Commission,
  Hospital Rev. (Duke University), 5.25s, 2021          $5,975              $ 5,499,330
 North Carolina Medical Care Commission,
  Hospital Rev. (Gaston Health Care), 5.5s, 2015         5,790                5,612,826
 North Carolina Medical Care Commission,
  Hospital Rev. (Gaston Health Care), 5.5s, 2019         7,500                7,074,675
 North Carolina Medical Care Commission,
  Hospital Rev. (Pitt County Memorial Hospital),
  5s, 2018                                               3,000                2,717,370
 Northern Hospital District, Surry County, NC,
  Health Care Facilities Rev., 7.875s, 2021              4,530                4,658,562
 Pitt County, NC, Hospital Rev. (Memorial Hospital),
  5.25s, 2021                                           10,135                9,685,006
 University of North Carolina, Chapel Hill,
  University Hospital Rev., 5.25s, 2019                  4,800                4,455,888
                                                                            -----------
                                                                            $42,103,707
---------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 10.0%
 Columbus County, NC, Industrial Facilities &
  Pollution Control (International Paper), 5.8s, 2016   $4,000              $ 3,863,400
 Columbus County, NC, Industrial Facilities &
  Pollution Control (International Paper),
  6.15s, 2021                                            5,000                4,907,450
 Haywood County, NC, Industrial Facilities &
  Pollution Control Finance Authority (Champion
  International), 5.75s, 2025                            8,900                7,866,799
 Martin County, NC, Industrial Facilities & Pollution
  Control Finance Authority (Weyerhaeuser Co.),
  7.25s, 2014                                            7,000                7,319,900
 Martin County, NC, Industrial Facilities & Pollution
  Control Finance Authority (Weyerhaeuser Co.),
  6.8s, 2024                                             7,500                7,640,625
 Mecklenburg County, NC, Industrial Facilities &
  Pollution Control Finance Authority (Precision
  Steel), 7.75s, 2014                                    2,600                2,639,468
 Surry County, NC, Industrial Facilities & Pollution
  Control Finance Authority (Weyerhaeuser Co.),
  9.25s, 2002                                              900                  941,616
 Wake County, NC, Industrial Facilities & Pollution
  Control Finance Authority (Mallinkcodt),
  6.75s, 2012                                            1,100                1,118,403
                                                                            -----------
                                                                            $36,297,661
---------------------------------------------------------------------------------------
Insured Health Care Revenue - 6.6%
 Catawba County, NC, Hospital Rev. (Catawba
  Memorial Hospital), AMBAC, 5s, 2017                   $1,200              $ 1,111,248
 Cumberland County, NC, Hospital Facilities Rev.
  (Cumberland County Hospital), MBIA, 0s, 2009           1,800                1,141,236
 New Hanover County, NC, Hospital Rev.
  (New Hanover Regional Medical Center), MBIA,
  5s, 2019                                               6,225                5,699,797
 North Carolina Medical Care Commission,
  AMBAC, 5s, 2017                                        5,000                4,642,450
 North Carolina Medical Care Commission,
  Hospital Rev. (Wilson Memorial Hospital),
  AMBAC, 0s, 2013                                        1,000                  488,180
 North Carolina Medical Care Commission,
  Hospital Rev. (Wilson Memorial Hospital),
  AMBAC, 0s, 2015                                        1,140                  491,477
 North Carolina Medical Care Commission,
  Hospital Rev. (Alamance Regional Medical
  Center, Inc.), FSA, 5s, 2016                           3,180                3,002,524


12 - MNC

                                                Principal Amount
Issuer                                            (000 Omitted)              Value
---------------------------------------------------------------------------------------
Insured Health Care Revenue - continued
 North Carolina Medical Care Commission,
  Hospital Rev. (Mission-St. Joseph Health
  System), MBIA, 5.1s, 2018                           $1,500              $  1,405,800
 North Carolina Medical Care Commission,
  Hospital Rev. (Northeast Medical Center),
  AMBAC, 4.75s, 2013                                   1,330                 1,246,010
 North Carolina Medical Care Commission
  (Catholic Health East), AMBAC, 5s, 2018              2,000                 1,840,940
 North Carolina Medical Commission, Health Care
  Facilities Rev. (Novant Health), MBIA, 5s, 2018      1,975                 1,819,311
 Northern Hospital District Surry County, NC,
  Health Care Facilities Rev., ASST GTY, 5.5s, 2019    1,250                 1,180,862
                                                                          ------------
                                                                          $ 24,069,835
---------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 4.7%
 Asheville, NC, Housing Authority (Asheville
  Terrace Apartments), 7.1s, 2011 ###                 $5,000              $  5,217,350
 North Carolina Housing Finance Agency,
  FHA, 6.9s, 2024                                      4,880                 5,093,500
 North Carolina Housing Finance Agency,
  FHA, 6.05s, 2028                                     5,000                 5,046,050
 Salisbury, NC, Housing Corp. (Yadkin Senior
  Citizens), FNMA, 6.75s, 2022                         1,935                 1,953,653
                                                                          ------------
                                                                          $ 17,310,553
---------------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 0.7%
 Territory of Virgin Islands, Public Finance
  Authority, 5.5s, 2022                               $1,600              $  1,460,080
 Virgin Islands Public Finance Authority, Refunding
  Senior Lien A Asset Guaranty Ibcc, ASST GTY,
  5.5s, 2018                                           1,000                   988,610
                                                                          ------------
                                                                          $  2,448,690
---------------------------------------------------------------------------------------
Single Family Housing Revenue - 3.7%
 North Carolina Housing Finance Agency,
  6.7s, 2018                                          $1,550              $  1,607,350
 North Carolina Housing Finance Agency,
  5.55s, 2019                                          4,000                 3,901,120
 North Carolina Housing Finance Agency,
  6.15s, 2020                                          1,000                 1,018,140
 North Carolina Housing Finance Agency,
  5.85s, 2028                                          4,060                 3,961,626
 North Carolina Housing Finance Agency,
  7.6s, 2032                                           1,105                 1,122,050
 North Carolina Housing Finance Agency,
  FHA, 6.15s, 2017                                     1,955                 2,001,197
                                                                          ------------
                                                                          $ 13,611,483
---------------------------------------------------------------------------------------
Solid Waste Revenue - 0.4%
 Iredell, NC, Solid Waste Systems Rev., 6.25s, 2012   $1,250              $  1,308,325
---------------------------------------------------------------------------------------
Turnpike Revenue - 2.6%
 Puerto Rico Highway & Transportation Authority
  Rev., RITES, 6.525s, 2007++++                       $2,750              $  2,886,867
 Puerto Rico Highway & Transportation Authority
  Rev., RITES, FSA, 8.42s, 2018 [dag]++++              5,425                 6,444,032
                                                                          ------------
                                                                          $  9,330,899
---------------------------------------------------------------------------------------

Municipal Bonds - continued

                                                Principal Amount
Issuer                                            (000 Omitted)              Value
---------------------------------------------------------------------------------------
Universities - 6.1%
 Appalachian Str University North Carolina
  Revenue, Parking Systems, FSA, 5.6s, 2020           $2,285              $  2,293,683
 North Carolina Education Facilities Finance
  Agency (Duke University), 6.75s, 2021               11,500                11,926,075
 University of North Carolina, Student Facilities
  Systems, AMBAC, 5.125s, 2018                         2,000                 1,909,580
 University of North Carolina, University Rev.,
  0s, 2013                                             3,000                 1,488,480
 University of North Carolina, University Rev.,
  0s, 2015                                             4,415                 1,935,757
 University of North Carolina, University Rev.,
  0s, 2016                                             3,500                 1,433,775
 University of North Carolina (Chapel Hill),
  5.4s, 2017                                           1,140                 1,133,559
                                                                          ------------
                                                                          $ 22,120,909
---------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 5.6%
 Charlotte NC Water + Sewer Systems Revenue,
  5.75s, 2018                                         $3,075              $  3,139,760
 Charlotte North Carolina Storm Water Fee,
  6s, 2020                                             3,180                 3,381,167
 Charlotte, NC, Water & Sewer Systems Rev.,
  5.75s, 2016                                          2,000                 2,061,680
 Charlotte, NC, Water & Sewer, 5s, 2020                3,350                 3,098,549
 Charlotte, NC, Water & Sewer Systems
  Rev., 5.25s, 2021                                    4,000                 3,793,880
 Raleigh, NC, Combined Enterprise Systems
  Rev., 4.75s, 2016                                    3,520                 3,197,286
 Raleigh, NC, Combined Enterprise Systems
  Rev., 5.125s, 2022                                   2,000                 1,863,240
                                                                          ------------
                                                                          $ 20,535,562
---------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $350,265,489)                     $358,296,626
---------------------------------------------------------------------------------------
Floating Rate Demand Note - 0.2%
---------------------------------------------------------------------------------------
 Sevier County, TN, Public Building Authority,
  due 10/2/00, at Identified Cost                     $  700              $    700,000
---------------------------------------------------------------------------------------
Total Investments (Identified Cost, $350,965,489)                         $358,996,626
Other Assets, Less Liabilities - 1.4%                                        5,259,036
---------------------------------------------------------------------------------------
Net assets - 100.0%                                                       $364,255,662
---------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.


                                                                        13 - MNC

MFS PENNSYLVANIA MUNICIPAL BOND FUND

Municipal Bonds - 93.5%

                                                Principal Amount
Issuer                                            (000 Omitted)                 Value
---------------------------------------------------------------------------------------
General Obligation - 12.8%
 Butler, PA, School District, FGIC, 5.375s, 2018     $  500                  $  490,050
 Chester County, PA, 5.65s, 2011                        500                     509,600
 Downingtown, PA, School District, AMBAC,
  5.65s, 2019                                           500                     501,875
 Greene County, PA, 6s, 2010                            100                     101,929
 Northeastern York County, PA, School District,
  FGIC, 0s, 2012                                        415                     225,448
 Oley Valley, PA, School District, AMBAC, 0s, 2011      810                     464,365
 Philadelphia, PA, FGIC, 5.125s, 2015                 1,000                     970,160
 Philadelphia, PA, School District, MBIA, 6s, 2016      500                     523,505
 Philadelphia, PA, School District, AMBAC,
  5.375s, 2019                                          500                     486,515
 Southeastern Area, PA, Special Schools
  Authority Rev., 0s, 2007                              360                     251,327
 State of Pennsylvania, 6.25s, 2010                     300                     331,164
 State of Pennsylvania, 6s, 2019                      1,000                   1,042,830
                                                                             ----------
                                                                             $5,898,768
---------------------------------------------------------------------------------------
State and Local Appropriation - 3.7%
 Delaware Valley, PA, Regional Finance Authority,
  AMBAC, 6.204s, 2018 ++++                           $  500                  $  501,480
 Pennsylvania Finance Authority Rev.
  (Pennsylvania Hills Project), FGIC, 5.45s, 2019       500                     490,590
 Philadelphia, PA, Municipal Authority Rev.
  (Justice Lease), 8.625s, 2016                         150                     156,375
 Puerto Rico Public Finance Corp., RITES, AMBAC,
  7.17s, 2013 [dag]++++                                 500                     552,370
                                                                             ----------
                                                                             $1,700,815
---------------------------------------------------------------------------------------
Refunded and Special Obligations - 9.8%
 Allegheny County, PA, Sanitation Authority,
  FGIC, 0s, 2014                                     $  835                  $  387,306
 Beaver County, PA, "A", MBIA, 5.75s, 2006              250                     263,970
 Harrisburg, PA, 5.875s, 2003                         1,000                   1,052,090
 Philadelphia, PA, 6.375s, 2003                         240                     255,137
 Philadelphia, PA, Gas Works Rev., 6s, 2013           1,645                   1,781,239
 Philadelphia, PA, Hospital & Higher Educational
  Facilities Authority, FHA, 7.25s, 2001                500                     521,760
 Puerto Rico Highway & Transportation Authority,
  6.5s, 2002                                            250                     263,158
                                                                             ----------
                                                                             $4,524,660
---------------------------------------------------------------------------------------
Airport and Port Revenue - 6.6%
 Allegheny County, PA, Airport Rev. (Pittsburgh
  International Airport), MBIA, 5.75s, 2014          $1,000                  $1,033,380
 Allegheny County, PA, Airport Rev. (Pittsburgh
  International Airport), FGIC, 6.125s, 2017            500                     519,575
 Philadelphia, PA, Industrial Development Authority
  (Philadelphia Airport Systems), FGIC, 5s, 2016        500                     461,445
 Philadelphia, PA, Parking Authority Rev., FSA,
  5.625s, 2015                                        1,000                   1,017,890
                                                                             ----------
                                                                             $3,032,290
---------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - 11.0%
 Guam Power Authority Rev., RITES, AMBAC,
  6.236s, 2014 [dag]++++                              $2,170                  $2,226,941
 Luzerne County, PA, Industrial Development
  Authority, AMBAC, 7.2s, 2017                          500                     532,520
 Luzerne County, PA, Industrial Development
  Authority, 6.05s, 2019                                300                     299,349
 Philadelphia, PA, Gas Works Rev., , 6.375s, 2014       510                     517,726
 Philadelphia, PA, Gas Works Rev., FSA, 5.5s, 2016    1,000                   1,002,400

Municipal Bonds - continued

                                                Principal Amount
Issuer                                            (000 Omitted)                 Value
---------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - continued
 Virgin Islands Water & Power Authority Rev.,
  ASST GTY, 5.3s, 2018                               $  500                  $  487,540
                                                                             ----------
                                                                             $5,066,476
---------------------------------------------------------------------------------------
Health Care Revenue - 5.2%
 Butler County, PA, Industrial Development
  Authority (Sherwood Oaks), 5.75s, 2011             $  400                  $  391,480
 Chester County, PA, Health & Education
  (Main Line), 5.5s, 2015 ###                           335                     321,453
 Cumberland County, PA, Municipal Refunding
  (Carlisle Hospital), 6.8s, 2023                       500                     448,465
 Philadelphia, PA, Health & Educational Facilities
  (Jeanes Health), 6.6s, 2010                           500                     491,990
 Philadelphia, PA, Health & Educational Facilities
  (Temple University), 6.625s, 2023                     250                     227,302
 Scranton Lackawanna, PA, Health & Welfare
  (Allied Health), 7.125s, 2005                         500                     506,840
                                                                             ----------
                                                                             $2,387,530
---------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 3.6%
 Erie County, PA, Industrial Development Authority
  (International Paper Co.), 5.3s, 2012              $  500                  $  475,650
 Erie County, PA, Industrial Development Authority
  (International Paper Co.), 7.625s, 2018               250                     267,688
 New Morgan, PA, Industrial Development
  Authority (Browning Ferris Co.), 6.5s, 2019           500                     460,880
 Westmoreland County, PA, Industrial Development
  Corp. (Waste Management), LOC, 5.1s, 2018             500                     449,900
                                                                             ----------
                                                                             $1,654,118
---------------------------------------------------------------------------------------
Insured Health Care Revenue - 7.6%
 Allegheny County, PA, Hospital Authority,
  MBIA, 5s, 2018                                     $  500                  $  451,525
 Allegheny County, PA, Hospital Authority
  (South Hills Health System), MBIA, 5.8s, 2016         500                     508,850
 Blair County, PA, Hospital Authority (Altoona),
  AMBAC, 5.5s, 2008                                     470                     487,056
 Dauphin County, PA, General Authority Hospital
  Rev. (Hapsco), MBIA, 5.8s, 2002                       355                     362,082
 Lehigh County, PA, Hospital Rev. (Lehigh Valley),
  MBIA, 7s, 2016                                        250                     289,393
 Lycoming County, PA, Authority Hospital Rev.
  (Williamsport Hospital Obligation Group),
  Connie Lee, 5.375s, 2010                              750                     766,583
 Sayre, PA, Health Care Facilities (VHA, PA),
  AMBAC, 6.375s, 2022                                   160                     164,171
 Sharon, PA, Health Systems Authority Rev., MBIA,
  5s, 2018                                              500                     462,730
                                                                             ----------
                                                                             $3,492,390
---------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 0.5%
 Montgomery County, PA, Redevelopment Authority
  (KBF Associates), 6.5s, 2025                       $  250                  $  248,428
---------------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 2.2%
 Puerto Rico Highway & Transportation Authority,
  5.5s, 2008                                         $  500                  $  511,500
 Puerto Rico Highway & Transportation Authority,
  5.5s, 2013                                            500                     521,725
                                                                             ----------
                                                                             $1,033,225
---------------------------------------------------------------------------------------
Single Family Housing Revenue - 6.9%
 Pennsylvania Housing Finance Agency, FHA-VA,
  5.75s, 2013                                        $1,000                  $1,027,040


14 - MPA

                                               Principal Amount
Issuer                                           (000 Omitted)              Value
-------------------------------------------------------------------------------------
Single Family Housing Revenue - continued
 Pennsylvania Housing Finance Agency,
  6.75s, 2014                                        $ 500               $    527,415
 Pennsylvania Housing Finance Agency,
  6.4s, 2016                                           500                    518,685
 Pennsylvania Housing Finance Agency,
  6.65s, 2021                                          250                    258,495
 Pennsylvania Housing Finance Agency,
  6.125s, 2024                                         310                    314,244
 Philadelphia, PA, Redevelopment Authority,
  6.1s, 2010                                           115                    117,934
 Pittsburgh, PA, Urban Development Corp.,
  5.5s, 2010                                           400                    404,164
                                                                         ------------
                                                                         $  3,167,977
-------------------------------------------------------------------------------------
Special Assessment District - 1.0%
 Pennsylvania Intergovernmental Cooperative
  Authority, Special Tax Rev., FGIC, 5.25s, 2016     $ 500               $    488,360
-------------------------------------------------------------------------------------
Turnpike Revenue - 5.5%
 Allegheny County, PA, Port Authority Special Rev.,
  MBIA, 6.25s, 2017                                  $ 500               $    530,375
 Puerto Rico Highway & Transportation Authority,
  MBIA, 5.5s, 2015                                     500                    525,190
 Southeastern Pennsylvania Transportation
  Authority, Special Rev., FGIC, 5.25s, 2013         1,000                  1,001,880
 Southeastern Pennsylvania Transportation
  Authority, Special Rev., FGIC, 5.375s, 2017          500                    492,120
                                                                         ------------
                                                                         $  2,549,565
-------------------------------------------------------------------------------------
Universities - 2.7%
 Pennsylvania Higher Education Facilities
  (Marywood University), MBIA, 5.5s, 2018            $ 300               $    297,591
 Pennsylvania Higher Education Facilities
  (Temple University), MBIA, 5.25s, 2014               500                    496,510
 Pennsylvania Higher Education Facilities
  (Thomas Jefferson University), AMBAC, 5s, 2019       500                    464,790
                                                                         ------------
                                                                         $  1,258,891
-------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 4.2%
 Philadelphia, PA, Water Rev., MBIA, 6.25s, 2012     $ 550               $    607,491
 Philadelphia, PA, Water Rev., FSA, 5.75s, 2013        300                    306,648
 Philadelphia, PA, Water Rev., MBIA, 5.5s, 2014      1,000                  1,011,140
                                                                         ------------
                                                                         $  1,925,279
-------------------------------------------------------------------------------------
Other - 10.2%
 Lehigh County, PA, General Purpose Authority
  (Kidspeace Obligation Group), 6s, 2018             $ 250               $    227,277
 Pennsylvania Convention Center Rev., 6.75s, 2019      250                    258,820
 Pennsylvania Finance Authority Rev., 6.6s, 2009       900                    957,591
 Pennsylvania Industrial Development Authority,
  AMBAC, 7s, 2007                                      300                    333,975
 Pennsylvania Industrial Development Authority,
  AMBAC, 5.8s, 2009                                    400                    423,916
 Philadelphia, PA, Industrial Development
  Authority, MBIA, 5.35s, 2012                         500                    506,745
 Pittsburgh & Allegheny County, PA, Public
  Auditorium Hotel Room, AMBAC, 5.25s, 2013          1,000                  1,001,720
 Pittsburgh, PA, FGIC, 5.75s, 2020                     500                    504,550
 Pittsburgh, PA, Public Parking Authority Rev.,
  AMBAC, 6s, 2020                                      500                    519,390
                                                                         ------------
                                                                         $  4,733,984
-------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $42,631,543)                     $ 43,162,756
-------------------------------------------------------------------------------------

Floating Rate Demand Notes - 4.9%

                                               Principal Amount
Issuer                                           (000 Omitted)              Value
-------------------------------------------------------------------------------------
 Gulf Breeze, FL, due 10/04/00                       $ 100               $    100,000
 Jacksonville, FL, Pollution Control Rev.
  (Power & Light), due 10/02/00                        400                    400,000
 Massachusetts Water Resources Authority,
  due 10/04/00                                         100                    100,000
 New Castle, PA, Area Hospital Authority
  (Jameson Memorial Hospital), due 10/04/00            700                    700,000
 New York City, NY, due 10/02/00                       100                    100,000
 Pinellas County, FL, Health Facility Authority,
  due 10/02/00                                         300                    300,000
 Sevier County, TN, Public Building Authority,
  due 10/05/00                                         550                    550,000
-------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                     $  2,250,000
-------------------------------------------------------------------------------------
Total Investments (Identified Cost, $44,881,543)                         $ 45,412,756
Other Assets, Less Liabilities - 1.6%                                         760,628
-------------------------------------------------------------------------------------
Net assets - 100.0%                                                      $ 46,173,384
-------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.


                                                                        15 - MPA

MFS SOUTH CAROLINA MUNICIPAL BOND FUND

Municipal Bonds - 99.8%

                                                 Principal Amount
Issuer                                             (000 Omitted)              Value
--------------------------------------------------------------------------------------
General Obligation - 9.1%
 Anderson County, SC, School District, 5.5s, 2018      $1,465              $ 1,461,455
 Beaufort County, SC, School District, 5.625s, 2018     2,000                2,012,700
 Berkeley County, SC, School District, 5s, 2020         2,000                1,858,460
 Commonwealth of Puerto Rico, RITES, MBIA,
  7.939s, 2020 [dag]++++                                2,000                2,113,500
 Georgetown County, SC, School District,
  5.25s, 2018                                           1,500                1,456,380
 Puerto Rico Municipal Finance Agency,
  RITES,FSA, 8.42s, 2016 [dag]++++                        850                  959,582
 Richland County, SC, School District No. 1,
  5s, 2016                                              1,975                1,876,625
 State of South Carolina, "A", 4.6s, 2016               1,850                1,656,286
                                                                           -----------
                                                                           $13,394,988
--------------------------------------------------------------------------------------
State and Local Appropriation - 6.9%
 Berkeley County, SC, School District (Berkeley
  School Facilities Group, Inc.), AMBAC,
  5s, 2016 ###                                         $  500              $   472,060
 Greenville County, SC (University Center),
  AMBAC, 5.25s, 2019                                    1,000                  963,210
 Greenville, SC, Memorial Auditorium District,
  Public Facilities Corp. (Bi-Lo Center), AMBAC,
  4.75s, 2014                                           1,210                1,131,677
 Hilton Head Island, SC, Public Finance Corp.,
  Certificates of Participation, AMBAC, 5.75s, 2014     1,750                1,801,520
 North Charleston, SC (Coliseum & Convention),
  MBIA, 5.125s, 2015                                    3,000                2,927,370
 Puerto Rico Public Finance Corp., RITES, AMBAC,
  7.17s, 2013 [dag]++++                                 1,375                1,519,017
 Puerto Rico Public Finance Corp., RITES, AMBAC,
  7.17s, 2019 [dag]++++                                 1,300                1,339,676
                                                                           -----------
                                                                           $10,154,530
--------------------------------------------------------------------------------------
Refunded and Special Obligations - 14.3%
 Berkeley County, SC, School District, AMBAC,
  6.3s, 2004                                           $1,800              $ 1,923,588
 Calhoun, SC, Solid Waste Disposal Rev.
  (Eastman Kodak), 6.75s, 2017                          1,000                1,136,440
 Coastal Carolina University, SC, MBIA,
  6.875s, 2004                                          1,000                1,094,070
 Columbia, SC, Waterworks & Sewer Systems
  Rev., 0s, 2004                                        1,500                1,285,800
 Commonwealth of Puerto Rico, Public
  Improvement, 6.8s, 2002                                 425                  449,489
 Myrtle Beach, SC, Public Finance Corp.,
  Certificates of Participation (Convention Center),
  6.875s, 2002                                          2,500                2,644,425
 Puerto Rico Aqueduct & Sewer Authority Rev.,
  9s, 2005                                                750                  863,887
 Puerto Rico Highway & Transportation Authority
  Rev., 6.625s, 2002                                      300                  316,413
 Richland County, SC, Certificates of Participation,
  FGIC, 0s, 2005                                        1,160                  942,860
 Richland County, SC, Certificates of Participation,
  FGIC, 0s, 2006                                        1,160                  896,413
 South Carolina Jobs Economic Development
  Authority (Carolina Hospital System), 7.55s, 2002     2,000                2,146,980
 South Carolina Public Service Authority
  (Santee Cooper), 6.625s, 2002                         2,000                2,109,000
 Spartanburg, SC, Waterworks Rev., FGIC,
  6.05s, 2006                                           2,750                2,939,420

Municipal Bonds - continued

                                                 Principal Amount
Issuer                                             (000 Omitted)              Value
--------------------------------------------------------------------------------------
Refunded and Special Obligations - continued
 Williamsburg County, SC, School District Public
  Facilities Corp., Certificates of Participation,
  7.5s, 2003                                           $2,010              $ 2,184,669
                                                                           -----------
                                                                           $20,933,454
--------------------------------------------------------------------------------------
Airport and Port Revenue - 2.8%
 Horry County, SC, "A", FSA, 5.7s, 2027                $2,250              $ 2,204,595
 Richland Lexington, SC, Airport Rev.
  (Columbia Airport), AMBAC, 5.7s, 2026                 1,000                  988,090
 South Carolina Ports Authority Rev.,
  FSA, 5s, 2016                                         1,000                  928,270
                                                                           -----------
                                                                           $ 4,120,955
--------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - 10.8%
 Camden, SC, Public Utility Rev., Refunding &
  Improvement, MBIA, 5.5s, 2017                        $1,500              $ 1,505,055
 Colleton & Dorchester Counties, SC, Pollution
  Control Rev., 6.6s, 2014                              3,000                3,156,780
 Fairfield County, SC, Pollution Control Rev.
  (South Carolina Electric Co.), 6.5s, 2014             1,250                1,316,375
 Piedmont, SC, Municipal Power Agency, FGIC,
  6.25s, 2021                                           4,600                4,982,352
 Puerto Rico Electric Power Authority, RITES,
  FSA, 6.92s, 2015 [dag]++++                            1,000                1,011,980
 South Carolina Public Service Authority, FGIC,
  5.875s, 2023                                            500                  506,230
 South Carolina Public Service Authority, "B",
  AMBAC, 5.5s, 2023                                     1,000                  983,530
 South Carolina Public Service Authority (South
  Carolina Electric & Gas), MBIA, 5s, 2019              2,600                2,419,664
                                                                           -----------
                                                                           $15,881,966
--------------------------------------------------------------------------------------
Health Care Revenue - 8.1%
 Greenville County SC, Hospital Rev., 1st Mortgage
  Facilities (Chestnut Hill), 8s, 2015                 $1,825              $   912,500
 Greenville, SC, Hospital System, Hospital Facilities
  Rev., 6s, 2020                                        3,400                3,418,666
 Greenville, SC, Hospital System, Hospital Facilities
  Rev., "A", 5.25s, 2017                                2,785                2,576,988
 Horry County, SC, Hospital Facilities Rev.
  (Conway Hospital), 6.75s, 2012                        3,920                4,036,542
 Puerto Rico Industrial Tourist Educational,
  Medical & Environmental Control Facilities
  (San Lucas & Cristo), 5.75s, 2019                     1,000                  871,810
                                                                           -----------
                                                                           $11,816,506
--------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 8.9%
 Charleston County, SC, Industrial Rev.
  (Zeigler Coal Holdings), 6.95s, 2028                 $  600              $   330,000
 Chester County, SC, Industrial Development Rev.
  (Springs Industries, Inc), 7.35s, 2014                1,000                1,034,410
 Chester County, SC, Industrial Development Rev.
  (Springs Industries, Inc.), 7.8s, 2014                1,025                1,050,481
 Darlington County, SC, Industrial Development
  Rev. (Nucor Corp.), 5.75s, 2023                       2,000                1,969,800
 Darlington County, SC, Industrial Development
  Rev. (Sonoco Products Co.), 6.125s, 2025              1,500                1,478,250
 Florence County, SC, Industrial Development Rev.
  (Stone Container Corp.), 7.375s, 2007                   695                  698,607
 Greenville County, SC, Industrial Development
  Rev. (Kroger Co.), 7.85s, 2015                          500                  529,670
 Lexington County, SC, Industrial Rev. (J. B. White
  & Co.), 8s, 2005                                        380                  388,497


16 - MSC

                                               Principal Amount
Issuer                                           (000 Omitted)              Value
-------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) -
continued
 Richland County, SC, Pollution Control Rev.
  (Union Camp Corp.), 6.55s, 2020                   $1,800               $  1,811,340
 Richland County, SC, Pollution Control Rev.
  (Union Camp Corp.), 6.75s, 2022                    2,000                  2,021,920
 York City, SC, Industrial Development Rev.
  (Hoechst Celanese), 5.7s, 2024                     2,000                  1,774,300
                                                                         ------------
                                                                         $ 13,087,275
-------------------------------------------------------------------------------------
Insured Health Care Revenue - 7.9%
 Charleston County, SC, (Care Alliance Health
  Services), FSA, 5s, 2019                          $1,000               $    908,120
 Charleston County, SC, Hospital Facilities Rev.
  (Medical Society Health), MBIA, 5s, 2022           2,450                  2,196,695
 Lexington County, SC, Hospital Rev., FSA,
  5.125s, 2021                                       1,500                  1,379,220
 South Carolina Jobs & Economic Development
  Authority, Hospital Facilities Rev. (Anderson
  Area Medical Center), MBIA, 5.25s, 2015            1,750                  1,697,937
 South Carolina Jobs & Economic Development
  Authority, Hospital Facilities Rev. (Anderson
  Area Medical Center), FSA, 5.3s, 2015              1,000                    983,890
 South Carolina Jobs & Economic Development
  Authority, Hospital Facilities Rev. (Georgetown
  Memorial Hospital), AMBAC, 6s, 2014                1,000                  1,047,470
 Spartanburg County, SC, Health Service
  Rev., AMBAC, 5.3s, 2025                            1,000                    937,450
 Spartanburg County, SC, Hospital Facilities
  Rev. (Health Services District, Inc.), AMBAC,
  5.3s, 2020                                         2,500                  2,371,450
                                                                         ------------
                                                                         $ 11,522,232
-------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 2.9%
 South Carolina Housing, Finance & Development
  Authority (Fairway Apartments), FHA,
  7.625s, 2033                                      $1,875               $  1,921,050
 South Carolina Housing, Finance & Development
  Authority (Hunting Ridge Apartments),
  6.75s, 2025                                        1,000                  1,033,920
 South Carolina Housing, Finance & Development
  Authority (Runaway Bay Apartments),
  6.125s, 2015                                       1,300                  1,334,294
                                                                         ------------
                                                                         $  4,289,264
-------------------------------------------------------------------------------------
Single Family Housing Revenue - 1.0%
 South Carolina Housing Finance & Development
  Authority Rev., FSA, 6s, 2020                     $1,500               $  1,527,885
-------------------------------------------------------------------------------------
Solid Waste Revenue - 1.4%
 Orangeburg County, SC, Solid Waste Disposal
  Facilities Rev., AMBAC, 5.7s, 2024                $2,000               $  1,981,880
-------------------------------------------------------------------------------------
Universities - 3.0%
 Clemson University, SC, Rev., AMBAC, 6.25s, 2015   $1,250               $  1,336,650
 Greenville County, SC (Greenville Technical
  College), AMBAC, 5s, 2017                          1,000                    933,380
 University of South Carolina, University Rev.,
  MBIA, 5.75s, 2026                                    515                    516,571
 University South Carolina, University Rev., "A",
  FGIC, 5.625s, 2020                                 1,555                  1,556,944
                                                                         ------------
                                                                         $  4,343,545
-------------------------------------------------------------------------------------

Municipal Bonds - continued

                                               Principal Amount
Issuer                                           (000 Omitted)              Value
-------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 16.6%
 Charleston County, SC, Waterworks & Sewer
  Rev., 6s, 2012                                    $2,000               $  2,064,160
 Charleston, SC, Waterworks & Sewer Rev.,
  6s, 2018                                           1,500                  1,520,505
 Charleston, SC, Waterworks & Sewer Rev.,
  MBIA, 5s, 2022                                     1,000                    905,070
 Columbia, SC, Waterworks & Sewer Systems
  Rev., 0s, 2005                                     2,245                  1,816,564
 Columbia, SC, Waterworks & Sewer Systems
  Rev., 0s, 2006                                     9,330                  7,172,064
 Columbia, SC, Waterworks & Sewer Systems
  Rev., 6s, 2015                                     2,000                  2,099,280
 Greenville, SC, Waterworks Rev., 5.5s, 2022         1,000                    978,990
 Myrtle Beach, SC, Water & Sewer Rev., MBIA,
  5.5s, 2013                                         1,000                  1,011,560
 South Carolina Water Resources Authority Rev.
  (Local Government Program), 7.25s, 2020            1,825                  1,866,282
 Western Carolina Regional Sewer Authority Rev.,
  AMBAC, 0s, 2007                                    4,000                  2,909,840
 York County, SC, Water & Sewer Rev., 6.5s, 2025     2,000                  1,999,880
                                                                         ------------
                                                                         $ 24,344,195
-------------------------------------------------------------------------------------
Other - 6.1%
 Commonwealth of Puerto Rico Infrastructure
  Finance Authority, 5.5s, 2018                     $4,000               $  4,067,640
 Commonwealth of Puerto Rico Infrastructure
  Finance Authority, 5.5s, 2019                      3,500                  3,544,625
 North Charleston, SC, Municipal Golf Course
  Mortgage Rev., 5s, 2009                              500                    478,150
 North Charleston, SC, Municipal Golf Course
  Mortgage Rev., 5.5s, 2019                          1,000                    902,580
                                                                         ------------
                                                                         $  8,992,995
-------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $142,414,388)                    $146,391,670
-------------------------------------------------------------------------------------
Floating Rate Demand Note - 0.8%
-------------------------------------------------------------------------------------
 Sevier County, TN, Public Building Authority,
  due 10/05/00, at Identified Cost                  $1,125               $  1,125,000
-------------------------------------------------------------------------------------
Total Investments (Identified Cost, $143,539,388)                        $147,516,670
Other Assets, Less Liabilities - (0.6%)                                      (871,441)
-------------------------------------------------------------------------------------
Net assets - 100.0%                                                      $146,645,229
-------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.


                                                                        17 - MSC

MFS TENNESSEE MUNICIPAL BOND FUND

Municipal Bonds - 98.3%

                                                Principal Amount
Issuer                                            (000 Omitted)              Value
-------------------------------------------------------------------------------------
General Obligation - 18.2%
 Commonwealth of Puerto Rico, 5.375s, 2025            $1,640              $ 1,582,321
 Commonwealth of Puerto Rico, 5.4s, 2025               3,000                2,904,450
 Fayette County, TN, AMBAC, 5.6s, 2019                 1,215                1,216,264
 Gibson County, TN, MBIA, 5.75s, 2016                    645                  662,944
 Giles County, TN, FGIC, 5.75s, 2020                   1,980                2,008,750
 Johnson City, TN, FGIC, 0s, 2012                      1,690                  908,933
 Knoxville, TN, 5.25s, 2015                            1,000                  982,710
 Knoxville, TN, Public Improvement, "A",
  5.5s, 2017                                             645                  642,775
 Lincoln County, TN, FGIC, 5.8s, 2019                  1,000                1,018,200
 Lincoln County, TN, FGIC, 5.8s, 2020                  1,000                1,016,840
 Roane County, TN, FGIC, 5.6s, 2019                      915                  918,852
 Roane County, TN, FGIC, 5.6s, 2020                      975                  977,915
 Rutherford County, TN, 0s, 2015                       1,500                  657,870
 Rutherford County, TN, School District,
  5.875s, 2019                                         2,000                2,056,840
 Rutherford County, TN, School District,
  5.875s, 2020                                         1,100                1,130,448
 Shelby County, TN, 0s, 2013                           2,560                1,248,870
 Williamson County, TN, Rural School,
  6.125s, 2015                                         1,575                1,669,421
                                                                          -----------
                                                                          $21,604,403
-------------------------------------------------------------------------------------
State and Local Appropriation - 2.6%
 Gatlinburg, TN, Public Building Authority
  (Gatlinburg Convention Center), AMBAC,
  6.9s, 2012                                          $1,000              $ 1,041,420
 Puerto Rico Public Buildings Authority, 5.5s, 2021    1,000                1,003,590
 Tennessee Local Development Authority Rev.,
  7s, 2021                                             1,000                1,047,040
                                                                          -----------
                                                                          $ 3,092,050
-------------------------------------------------------------------------------------
Refunded and Special Obligations - 17.1%
 Franklin, TN, Industrial Development Rev.
  (Sussex Downs), FHA, 6.75s, 2004                    $1,000              $ 1,097,670
 Johnson City, TN, Health & Education Financing
  Authority (Johnson City Medical Center
  Hospital), MBIA, 5s, 2018                            3,000                2,783,430
 Knox County, TN, Industrial Development Board,
  0s, 2016                                             5,575                2,173,748
 Metropolitan Government of Nashville & Davidson
  County, TN, AMBAC, 6.075s, 2002                      2,000                2,078,420
 Mt. Juliet, TN, Public Building Authority
  (Madison), MBIA, 7.7s, 2004                          1,100                1,299,254
 Mt. Juliet, TN, Public Building Authority
  (Madison), MBIA, 7.8s, 2004                          3,500                4,144,700
 Territory of Virgin Islands, 7.75s, 2001                270                  279,045
 West Knox Utility District, TN, Water & Sewer
  Rev., MBIA, 0s, 2002                                 1,315                1,189,036
 West Knox Utility District, TN, Water & Sewer
  Rev., MBIA, 0s, 2003                                 1,045                  899,891
 West Knox Utility District, TN, Water & Sewer
  Rev., MBIA, 0s, 2004                                 1,920                1,574,381
 West Knox Utility District, TN, Water & Sewer
  Rev., MBIA, 0s, 2006                                 1,920                1,423,335
 West Knox Utility District, TN, Water & Sewer
  Rev., MBIA, 0s, 2007                                 1,920                1,350,144
                                                                          -----------
                                                                          $20,293,054
-------------------------------------------------------------------------------------
Airport and Port Revenue - 0.8%
 Memphis-Shelby County, TN, Airport Authority
  (North West Link & Parent Co.), 6.125s, 2016        $1,000              $   958,290
-------------------------------------------------------------------------------------

Municipal Bonds - continued

                                                Principal Amount
Issuer                                            (000 Omitted)              Value
-------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - 6.6%
 Harpeth Valley, TN, Utilities Improvement, MBIA,
  4.75s, 2013                                         $1,000              $   947,320
 Jackson, TN, Electric Systems Rev., MBIA,
  5s, 2018                                             1,000                  926,240
 Lawrenceburg, TN, Electric Rev., MBIA, 5.5s, 2026     1,255                1,221,291
 Metropolitan Government of Nashville & Davidson
  County, TN, MBIA, 0s, 2012                           3,305                1,773,826
 Metropolitan Government of Nashville & Davidson
  County, TN, 5.125s, 2015                             1,000                  973,110
 Tennessee Gas Rev. (Tennergy Corp.), MBIA,
  5s, 2009                                             1,000                  964,840
 White House Utility District, TN, FSA, 6s, 2020       1,000                1,030,840
                                                                          -----------
                                                                          $ 7,837,467
-------------------------------------------------------------------------------------
Health Care Revenue - 6.2%
 Cookeville, TN, Industrial Development Board,
  Hospital Rev. (Cookeville General), 5.75s, 2010     $2,000              $ 1,980,020
 Knox County, TN, Health, Education & Housing
  Facilities Board (East Tennessee Children's),
  6.5s, 2012                                           1,000                1,012,220
 Metropolitan Government of Nashville & Davidson
  County, TN, Health & Education Facility Board
  Rev. (Adventist Health System), 5.25s, 2020          1,000                  831,630
 Puerto Rico Industrial Tourist Educational,
  Medical & Environmental Control Facilities
  (San Lucas & Cristo), 5.75s, 2019                    1,000                  871,810
 Shelby County, TN, Health Educational & Housing
  (St. Judes Childrens Research), 5.5s, 2020           1,750                1,658,580
 Springfield, TN, Health & Higher Educational
  Facilities (Northcrest Medical Center),
  5.25s, 2013                                          1,290                1,076,363
                                                                          -----------
                                                                          $ 7,430,623
-------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 7.3%
 Bristol, TN, Industrial Development Authority
  (Kmart Corp.), 7.5s, 2008                           $1,105              $ 1,173,676
 Hardeman County, TN (Correctional Facilities
  Corp.), 7.375s, 2017                                   500                  510,870
 Hardeman County, TN (Correctional Facilities
  Corp.), 7.75s, 2017                                  1,000                1,049,470
 Humphreys County, TN, Certificates of
  Participation (DuPont), 6.7s, 2024                   1,750                1,863,085
 Knox County, TN, Industrial Development Board
  (Kroger Co.), 8.1s, 2003                             2,000                2,084,440
 McMinn County, TN, Industrial Development
  Board, Pollution Control Rev. (Bowater),
  7.625s, 2016                                         1,000                1,025,790
 Memphis-Shelby County, TN, Airport Authority
  (Federal Express Corp.), 6.2s, 2014                  1,000                1,001,860
                                                                          -----------
                                                                          $ 8,709,191
-------------------------------------------------------------------------------------
Insured Health Care Revenue - 9.8%
 Bristol, TN, Health & Educational Facilities Board
  (Bristol Memorial), FGIC, 5.45s, 2021               $2,825              $ 2,698,892
 Jackson, TN, Hospital Rev. (Jackson-Madison
  County General Hospital), AMBAC, 5s, 2018            1,000                  916,750
 Johnson City, TN, Health & Education Financing
  Authority (Johnson City Medical Center
  Hospital), MBIA, 5.25s, 2016                         1,375                1,333,035
 Knox County, TN, Health, Education & Housing
  Facilities Board (Fort Sanders), MBIA,
  5.75s, 2014                                          3,250                3,383,542


18 - MTN

                                                    Principal Amount
Issuer                                                (000 Omitted)              Value
------------------------------------------------------------------------------------------
Insured Health Care Revenue - continued
 Metropolitan Government of Nashville & Davidson
  County, TN, Health & Education (Meharry
  Medical College), AMBAC, 5s, 2024                      $ 3,750             $   3,362,213
                                                                             -------------
                                                                             $  11,694,432
------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 5.4%
 Chattanooga, TN, Health, Educational & Housing
  Facilities Board Rev. (Rainbow Creek), GNMA,
  6.125s, 2019                                           $   500             $     509,860
 Franklin, TN, Industrial Development Rev.
  (Landings Apartments), FSA, 6s, 2026                     1,000                 1,010,100
 Jackson, TN, Health, Education & Housing
  Facilities Board (Posthouse Apartments), FHA,
  7.1s, 2028                                               1,610                 1,679,745
 Memphis, TN, Health Educational Housing,
  (Hickory Pointe Apts.), MBIA, 5.85s, 2020                1,000                 1,007,500
 Metropolitan Government of Nashville & Davidson
  County, TN, Health & Education Facility Board
  Rev. (Herman Street), FHA, 7.25s, 2032                     495                   517,577
 Metropolitan Government of Nashville & Davidson
  County, TN, Industrial Development Board, FHA,
  6.95s, 2026                                              1,000                 1,045,310
 Metropolitan Government of Nashville & Davidson
  County, TN, Industrial Development Board, FHA,
  7.5s, 2029                                                 695                   709,873
                                                                             -------------
                                                                             $   6,479,965
------------------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 0.6%
 Territory of Virgin Islands, Public Finance
  Authority, 5.875s, 2018                                $   730             $     683,302
------------------------------------------------------------------------------------------
Single Family Housing Revenue - 7.5%
 Shelby County, TN, Single Family Mortgage
  Rev., FHA, 0s, 2015                                    $ 3,185             $     743,443
 Tennessee Housing Development Agency,
  5.45s, 2014                                              2,535                 2,525,062
 Tennessee Housing Development Agency,
  0s, 2016                                                 5,000                 1,989,750
 Tennessee Housing Development Agency,
  7.4s, 2016                                                 950                   953,800
 Tennessee Housing Development Agency,
  6s, 2020                                                 1,500                 1,511,475
 Tennessee Housing Development Agency, MBIA,
  6.125s, 2020                                             1,000                 1,016,810
 Tennessee Housing Development Agency,
  7.125s, 2026                                               185                   188,554
                                                                             -------------
                                                                             $   8,928,894
------------------------------------------------------------------------------------------
Universities - 3.6%
 Metropolitan Government of Nashville & Davidson
  County, TN, Health, Educational & Housing
  Facilities Board (McKendree Village, Inc.),
  5.125s, 2020                                           $ 1,000             $     933,340
 Metropolitan Government of Nashville & Davidson
  County, TN, Health, Educational & Housing
  Facilities Board (Vanderbilt University),
  5.25s, 2012                                                500                   504,920
 Metropolitan Government of Nashville & Davidson
  County, TN, Health, Educational & Housing
  Facilities Board (Vanderbilt University), 5.3s, 2013     1,875                 1,886,850

Municipal Bonds - continued

                                                    Principal Amount
Issuer                                                (000 Omitted)              Value
------------------------------------------------------------------------------------------
Universities - continued
 Metropolitan Government of Nashville & Davidson
  County, TN, Health, Educational & Housing
  Facilities Board (Vanderbilt University),
  5.375s, 2014                                           $ 1,000             $   1,005,940
                                                                             -------------
                                                                             $   4,331,050
------------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 12.6%
 Clarksville, TN, Water, Sewer & Gas, MBIA,
  5.25s, 2018                                            $ 1,000             $     973,150
 Hendersonville, TN, Water & Sewer Rev., FGIC,
  5.5s, 2018                                               1,125                 1,117,294
 Madison, TN, Utility Waterworks, MBIA,
  5s, 2019                                                 2,750                 2,549,855
 Memphis, TN, San Sewage Systems Rev.,
  5.75s, 2016                                                625                   640,337
 Memphis, TN, San Sewage Systems Rev.,
  5.75s, 2018                                              1,145                 1,166,011
 Memphis, TN, San Sewage Systems Rev.,
  5.75s, 2020                                                750                   758,130
 Metropolitan Government of Nashville & Davidson
  County, TN, Water & Sewer Rev., FGIC,
  5.2s, 2013                                               2,000                 2,006,340
 Metropolitan Government of Nashville & Davidson
  County, TN, Water & Sewer Rev., FGIC,
  5.1s, 2016                                               2,565                 2,466,863
 Metropolitan Government of Nashville & Davidson
  County, TN, Water & Sewer Rev., AMBAC,
  7.658s, 2022 ++++                                        1,000                 1,070,770
 Poplar Grove, TN, Utility District, Waterworks
  Rev., 6.375s, 2011                                         500                   516,765
 White House Utility District, TN, Robertson &
  Sumner Counties Waterworks, FGIC, 0s, 2014               3,590                 1,725,462
                                                                             -------------
                                                                             $  14,990,977
------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $114,508,238)                        $ 117,033,698
------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.5%
------------------------------------------------------------------------------------------
 Pinellas County, FL, Health Facility Authority,
  due 10/2/00                                            $   100             $     100,000
 Sevier County, TN, Public Building Authority, due
  10/2/00                                                    500                   500,000
------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                         $     600,000
------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $115,108,238)                            $ 117,633,698
Other Assets, Less Liabilities - 1.2%                                            1,389,475
------------------------------------------------------------------------------------------
Net assets - 100.0%                                                          $ 119,023,173
------------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.


                                                                        19 - MTN

MFS VIRGINIA MUNICIPAL BOND FUND

Municipal Bonds - 97.0%

                                                 Principal Amount
Issuer                                             (000 Omitted)              Value
--------------------------------------------------------------------------------------
General Obligation - 17.3%
 Alexandria, VA, Consolidated Public Improvement,
  5.5s, 2018                                           $2,980              $ 2,988,761
 Bristol, VA, MBIA, 5.3s, 2018                          1,250                1,226,075
 Chesapeake, VA, Public Improvement, 5.375s, 2013       3,500                3,537,800
 Chesterfield County, VA, 6s, 2020                      1,900                1,979,800
 Culpeper County, VA, School, FSA, 6s, 2019             1,000                1,040,710
 Fairfax County, VA, Public Improvement,
  4.75s, 2016                                           1,210                1,105,880
 Fairfax County, VA, Public Improvement,
  4.75s, 2017                                           7,690                6,952,375
 Fairfax County, VA, Redevelopment & Housing
  Authority, 5.5s, 2017                                 2,225                2,230,340
 Hampton, VA, Public Improvement, 6s, 2018              3,280                3,440,720
 Hampton, VA, Public Improvement, 6s, 2019              3,480                3,650,520
 Lebanon, VA, 6.375s, 2011                              1,625                1,722,955
 Loudoun County, VA, Public Improvement, "B",
  5.375s, 2016                                          2,650                2,649,550
 Lynchburg, VA, Public Improvement, 5.6s, 2020          1,765                1,765,635
 Newport News, VA, 5s, 2017                             1,340                1,250,850
 Newport News, VA, 5s, 2018                             2,170                2,003,235
 Norfolk, VA, Parking System Rev., MBIA, 5s, 2020       1,630                1,506,202
 Puerto Rico Municipal Finance Agency, RITES,
  FSA, 8.42s, 2016 [dag]++++                            1,105                1,247,456
 Puerto Rico Municipal Finance Agency, RITES,
  FSA, 7.42s, 2017 [dag]++++                              615                  637,005
 Richmond, VA, 0s, 2006                                 1,000                  766,430
 Richmond, VA, 0s, 2006                                 2,500                1,916,075
 Richmond, VA, 0s, 2007                                 5,280                3,829,954
 Richmond, VA, 0s, 2008                                 2,000                1,375,760
 Richmond, VA, 0s, 2008                                 5,270                3,625,127
 Richmond, VA, 0s, 2009                                 5,175                3,365,613
 Suffolk, VA, Public Improvement, 5.5s, 2020            1,880                1,864,321
                                                                           -----------
                                                                           $57,679,149
--------------------------------------------------------------------------------------
State and Local Appropriation - 8.2%
 Blue Ridge, VA, Regional Jail Authority, MBIA,
  5.2s, 2021                                           $1,830              $ 1,741,849
 Chesapeake, VA, Industrial Development Authority
  (Chesapeake Court House), MBIA, 6.25s, 2011           3,985                4,347,077
 Chesapeake, VA, Industrial Development Authority
  (Chesapeake Court House), MBIA, 5.25s, 2017           2,000                1,968,980
 Chesterfield County, VA, Industrial Development
  Authority, Public Facilities, 7.5s, 2008              1,720                1,796,316
 Portsmouth, VA, Industrial Development Authority
  Rev., Hotel Conference Center & Parking, FSA,
  5.125s, 2016                                            795                  770,442
 Puerto Rico Public Buildings Authority, 5.25s, 2021    3,075                2,925,340
 Puerto Rico Public Finance Corp., RITES, AMBAC,
  7.17s, 2013 [dag]++++                                 2,000                2,209,480
 Puerto Rico Public Finance Corp., RITES, AMBAC,
  7.17s, 2016 [dag]++++                                   500                  530,910
 Virginia Biotechnology Research Park (Biotech
  Two), 5.25s, 2018                                     8,800                8,520,424
 Virginia Public Building Authority, MBIA, 0s, 2007     3,750                2,663,438
                                                                           -----------
                                                                           $27,474,256
--------------------------------------------------------------------------------------
Refunded and Special Obligations - 8.4%
 Albemarle County, VA, Industrial Development
  Authority, Health Services Rev., 6.5s, 2002          $1,000              $ 1,055,600
 Arlington County, VA, Industrial Development
  Authority (Arlington Hospital), 7.125s, 2001          1,000                1,044,090
 Carroll County, VA, Solid Waste Authority Rev.,
  7.5s, 2001                                            2,265                2,371,296

Municipal Bonds - continued

                                                 Principal Amount
Issuer                                             (000 Omitted)              Value
--------------------------------------------------------------------------------------
Refunded and Special Obligations - continued
 Hampton Roads, VA, Medical College General
  Rev., 6.875s, 2001                                   $1,500              $ 1,567,905
 Henrico County, VA, Industrial Development
  Authority Rev., 6.5s, 2005                            5,000                5,482,200
 New Kent County, VA, Industrial Development
  Authority, Public Facilities, 7.5s, 2001                700                  729,932
 Newport News, VA, 6.5s, 2000                             875                  893,804
 Portsmouth, VA, 6.375s, 2001                           1,555                1,610,793
 Puerto Rico Aqueduct & Sewer Authority Rev.,
  9s, 2005                                              4,150                4,780,177
 Puerto Rico Aqueduct & Sewer Authority Rev.,
  10.25s, 2009                                            375                  475,189
 Richmond, VA, 6.5s, 2001                               2,000                2,051,380
 Virginia Beach, VA, Water & Sewer Rev.,
  6.625s, 2002                                          1,400                1,464,694
 Virginia College Building Authority, Educational
  Facilities Rev. (Marymount), 7s, 2002                 2,500                2,648,750
 Virginia Public School Authority, 6.5s, 2004           1,875                2,031,394
                                                                           -----------
                                                                           $28,207,204
--------------------------------------------------------------------------------------
Airport and Port Revenue - 6.5%
 Metropolitan Washington, DC, Airport Rev.,
  5.5s, 2016                                           $2,465              $ 2,438,649
 Metropolitan Washington, DC, Airport Rev.,
  MBIA, 5s, 2018                                        2,000                1,842,740
 Metropolitan Washington, DC, Airport Rev.,
  5.75s, 2020                                          11,000               10,993,840
 Peninsula Airport Commission, VA, 7.3s, 2021           2,400                2,484,648
 Puerto Rico Ports Authority (American Airlines),
  6.3s, 2023                                            2,000                2,015,640
 Puerto Rico Ports Authority (American Airlines),
  6.25s, 2026                                           1,750                1,762,390
                                                                           -----------
                                                                           $21,537,907
--------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - 4.9%
 Guam Power Authority Rev., RITES, AMBAC,
  6.236s, 2015 [dag]++++                               $1,010              $ 1,017,636
 Halifax County, VA, Industrial Authority Rev.
  (Old Dominion Electric), 6s, 2022                     5,000                4,944,700
 Pittsylvania County, VA, Industrial Development
  Authority Rev., 7.5s, 2014                            2,000                2,070,000
 Puerto Rico Electric Power Authority, 6s, 2015         3,000                3,124,050
 Puerto Rico Electric Power Authority Power,
  RITES, FSA, 7.939s, 2017 [dag]++++                    2,500                2,719,500
 Puerto Rico Electric Power Authority Power,
  RITES, FSA, 7.689s, 2019 [dag]++++                    1,270                1,320,051
 Puerto Rico Electric Power Authority Power,
  RITES, FSA, 7.039s, 2020 [dag]++++                    1,250                1,199,987
                                                                           -----------
                                                                           $16,395,924
--------------------------------------------------------------------------------------
Health Care Revenue - 3.8%
 Lynchburg, VA, Industrial Development Authority,
  5.2s, 2018                                           $1,000              $   916,730
 Martinsville, VA, Industrial Development Authority
  (Beverley Enterprises), 6.75s, 2004                     895                  889,559
 Peninsula Ports, VA, Health Care Rev. (Riverside
  Health System), 6.625s, 2010                          1,500                1,581,225
 Peninsula Ports, VA, Health Care Rev. (Riverside
  Health System), 5s, 2018                              3,580                3,202,274
 Virginia Beach, VA, Development Authority
  (Beverly Enterprises), 10s, 2010                      1,150                1,188,881
 Virginia Beach, VA, Development Authority
  (Sentara Health System), 5.25s, 2014                  1,740                1,691,663


20 - MVA

                                                 Principal Amount
Issuer                                             (000 Omitted)              Value
--------------------------------------------------------------------------------------
Health Care Revenue - continued
 Virginia Beach, VA, Development Authority
  (Sentara Health System), 4.75s, 2018                 $3,750              $ 3,270,600
                                                                           -----------
                                                                           $12,740,932
--------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 6.9%
 Bedford County, VA, Industrial Development
  Authority Rev. (Georgia Pacific Corp.), 5.6s, 2025   $6,000              $ 5,313,420
 Isle Wight County, VA, Industrial Development
  (Union Camp), 6.55s, 2024                             8,000                8,116,000
 Isle Wight County, VA, Industrial Development
  (Union Camp), 6.1s, 2027                              3,500                3,454,605
 Loudoun, VA, Industrial Development Authority
  Rev. (Dulles Airport Marriott Hotel), 7.125s, 2015    2,000                1,999,940
 Lynchburg, VA, Industrial Development Authority
  (Kroger Co.), 7.9s, 2011                              1,000                1,041,920
 Virginia Peninsula Ports Authority Rev. (Zeigler
  Coal), 6.9s, 2022                                     1,500                  825,000
 West Point, VA, Industrial Development Authority,
  Solid Waste Disposal Rev. (Chesapeake Corp.),
  6.375s, 2019                                          2,600                2,411,344
                                                                           -----------
                                                                           $23,162,229
--------------------------------------------------------------------------------------
Insured Health Care Revenue - 10.5%
 Albemarle County, VA, Industrial Development
  Authority, First Mortgage Rev., FHA, 8.9s, 2026      $2,150              $ 2,227,142
 Danville, VA, Industrial Development Authority,
  Hospital Rev. (Danville Regional Medical Center),
  AMBAC, 5.2s, 2018                                     2,500                2,425,775
 Fredericksburg, VA, Industrial Development
  (Medicorp Health Systems), AMBAC, 5.25s, 2023        11,000               10,426,460
 Front Royal-Warren County, VA, Industrial
  Development Authority, 9.45s, 2024                    1,000                1,054,140
 Henrico County, VA, Industrial Development
  Authority Rev. (Bon Secours Health), MBIA,
  6.25s, 2020                                           1,500                1,617,750
 Medical College of Virginia, Hospital Authority
  Rev., MBIA, 5.125s, 2018                              3,000                2,863,020
 Peninsula Ports Authority, VA (Whittaker
  Memorial), FHA, 8.7s, 2023,                           2,100                2,516,976
 Roanoke, VA, Industrial Development Authority,
  Hospital Rev. (Roanoke Memorial), MBIA,
  6.125s, 2017                                          6,000                6,426,060
 Winchester, VA, Industrial Development Authority,
  AMBAC, 8.384s, 2014 ++++                              4,900                5,541,018
                                                                           -----------
                                                                           $35,098,341
--------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 4.5%
 Alexandria, VA, Redevelopment & Housing
  Finance Authority (Jefferson Village
  Apartments), 9s, 2018                                $4,000              $ 4,096,680
 Norfolk, VA, Redevelopment & Housing Authority
  (Dockside Apartments), FHA, 7.375s, 2028              2,000                2,067,840
 Virginia Housing Development Authority, 6.5s, 2013     2,300                2,412,401
 Virginia Housing Development Authority, 5.1s, 2015     1,550                1,504,957
 Virginia Housing Development Authority,
  5.95s, 2016                                           1,905                1,962,322
 Virginia Housing Development Authority,
  5.625s, 2020                                          2,000                1,942,760
 Virginia Housing Development Authority,
  6.6s, 2022                                              965                  988,092
                                                                           -----------
                                                                           $14,975,052
--------------------------------------------------------------------------------------

Municipal Bonds - continued

                                                 Principal Amount
Issuer                                             (000 Omitted)              Value
--------------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 0.3%
 Virgin Islands Public Finance Authority,
  5.625s, 2025                                         $1,000              $   917,320
--------------------------------------------------------------------------------------
Single Family Housing Revenue - 9.4%
 Virginia Housing Development Authority,
  6.85s, 2019 ++++                                     $7,500              $ 7,499,925
 Virginia Housing Development Authority, 6.2s, 2021    15,000               15,111,750
 Virginia Housing Development Authority, 6.3s, 2025     8,500                8,624,610
                                                                           -----------
                                                                           $31,236,285
--------------------------------------------------------------------------------------
Turnpike Revenue - 4.1%
 Chesapeake Bay, VA, Bridge & Tunnel Authority,
  FGIC, 0s, 2005                                       $4,535              $ 3,595,847
 Pocahontas Parkway Assn., VA, Toll Road Rev.,
  0s, 2012                                              1,500                  661,245
 Pocahontas Parkway Assn., VA, Toll Road Rev.,
  0s, 2013                                              1,500                  613,320
 Pocahontas Parkway Assn., VA, Toll Road Rev.,
  0s, 2014                                              1,500                  568,305
 Pocahontas Parkway Assn., VA, Toll Road Rev.,
  0s, 2015                                              1,500                  526,080
 Pocahontas Parkway Assn., VA, Toll Road Rev.,
  0s, 2016                                              1,500                  486,495
 Virginia Transportation Board, Transportation
  Contract Rev., 6.5s, 2018                             3,500                3,639,055
 Virginia Transportation Board, US Route 58,
  5.125s, 2021                                          4,000                3,731,680
                                                                           -----------
                                                                           $13,822,027
--------------------------------------------------------------------------------------
Universities - 3.3%
 Hampton Roads, VA, Medical College General
  Rev., 6.875s, 2016                                   $2,000              $ 2,070,780
 Loudoun County, VA, Industrial Development
  Authority (George Washington University),
  6.25s, 2012                                           2,710                2,810,053
 Virginia College Building Authority, Educational
  Facilities Rev. (Hampden Syndey College),
  5s, 2016                                              1,730                1,647,393
 Virginia College Building Authority, Educational
  Facilities Rev. (Hampton University), 5s, 2018        1,655                1,519,240
 Virginia College Building Authority, Educational
  Facilities Rev. (Hampton University), 6s, 2020        1,000                1,028,890
 Virginia College Building Authority, VA (21 St.
  Century College Program), 6s, 2018                    2,000                2,092,500
                                                                           -----------
                                                                           $11,168,856
--------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 3.3%
 Hanover County, VA, Water & Sewer Systems,
  MBIA, 5.25s, 2026                                    $2,000              $ 1,908,400
 Prince William County, VA, Water & Sewer
  Systems Rev., FGIC, 5.5s, 2019                        2,000                1,990,360
 Virgina Beach, VA, Water Rev., 6s, 2020                1,000                1,037,270
 Virginia Resources Authority, 6s, 2017                 2,750                2,887,857
 Virginia Resources Authority, MBIA, 5.5s, 2019         1,600                1,592,400
 Virginia Resources Authority, MBIA, 5.5s, 2020         1,690                1,675,804
                                                                           -----------
                                                                           $11,092,091
--------------------------------------------------------------------------------------
Other - 5.6%
 Danville, VA, Industrial Development Authority,
  Industrial Development Rev. (Piedmont Mall),
  8s, 2013                                             $2,780              $ 2,846,025
 Fairfax County, VA, Economic Development
  Authority, Parking Rev. (Vienna II Metrorail),
  6s, 2016                                              1,650                1,737,005


                                                                        21 - MVA

                                                      Principal Amount
Issuer                                                   (000 Omitted)      Value
------------------------------------------------------------------------------------
Other - continued
 Fairfax County, VA, Economic Development
  Authority, Parking Rev. (Vienna II Metrorail),
  6s, 2017                                                   $1,750     $  1,843,765
 Greater Richmond Convertible Center Authority,
  Hotel Tax Rev. (Convention Center Expansion),
  6.125s, 2020                                                3,500        3,624,040
 New River Valley, VA, Regional Jail Authority,
  MBIA, 5.125s, 2019                                          6,405        6,101,595
 Pamunkey, VA, Regional Jail Authority, MBIA,
  5.75s, 2018                                                 2,500        2,540,325
                                                                        ------------
                                                                        $ 18,692,755
------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $320,492,910)                   $324,200,328
------------------------------------------------------------------------------------
Floating Rate Demand Note - 0.7%
------------------------------------------------------------------------------------
 Sevier County, TN, Public Building Authority, due
  10/2/00, at Identified Cost                                $2,500     $  2,500,000
------------------------------------------------------------------------------------
Total Investments (Identified Cost, $322,992,910)                       $326,700,328
Other Assets, Less Liabilities - 2.3%                                      7,583,885
------------------------------------------------------------------------------------
Net assets - 100.0%                                                     $334,284,213
------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

MFS WEST VIRGINIA MUNICIPAL BOND FUND

Municipal Bonds - 98.3%

                                                      Principal Amount
Issuer                                                   (000 Omitted)      Value
------------------------------------------------------------------------------------
General Obligation - 20.0%
 Charleston, WV, Public Improvement, 7.2s, 2009              $1,140      $ 1,319,322
 Commonwealth of Puerto Rico, RITES, MBIA,
  7.743s, 2019 [dag]++++                                      3,000        3,211,770
 Jefferson County, WV, Board of Education, FGIC,
  6.85s, 2009                                                 1,680        1,909,690
 Puerto Rico Municipal Finance Agency, RITES,
  FSA, 7.223s, 2017 [dag]++++                                   900          932,202
 State of West Virginia, FGIC, 5.5s, 2017                     2,565        2,517,111
 State of West Virginia, FGIC, 5.625s, 2019                   2,000        1,999,720
 State of West Virginia, FGIC, 5s, 2021                       4,000        3,622,000
 State of West Virginia, FGIC, 5.25s, 2026                    8,000        7,422,080
 West Virginia Water Development Authority, FSA,
  6.2s, 2024                                                  3,000        3,083,040
                                                                         -----------
                                                                         $26,016,935
------------------------------------------------------------------------------------
State and Local Appropriation - 9.0%
 Huntington, WV, Municipal Development Authority
  Rev., MBIA, 5.1s, 2018                                     $1,740      $ 1,631,581
 Puerto Rico Public Buildings Authority, 5.25s, 2021          3,115        2,963,393
 West Virginia Building Commission, RITES,
  AMBAC, 6.088s, 2018 [dag]++++                               5,770        5,689,451
 West Virginia School Building Authority,
  Refunding Capital Improvement, "B", FSA,
  5.25s, 2021                                                 1,550        1,469,105
                                                                         -----------
                                                                         $11,753,530
------------------------------------------------------------------------------------
Refunded and Special Obligations - 11.3%
 Kanawha County, WV, Building Commission
  (St. Francis Hospital), 7.5s, 2007                         $  195      $   214,050
 Monongalia County, WV, Board of Education,
  MBIA, 7s, 2005                                                500          547,770
 West Virginia Building Commission, Lease Rev.
  (West Virginia Regional Jail), MBIA, 0s, 2007               3,150        2,260,944
 West Virginia Building Commission, Lease Rev.
  (West Virginia Regional Jail), MBIA, 0s, 2008               3,050        2,074,671
 West Virginia Building Commission, Lease Rev.
  (West Virginia Regional Jail), MBIA, 0s, 2009               2,500        1,609,700
 West Virginia Hospital Finance Authority
  (Charleston Area Medical Center), 6.5s, 2023                2,000        2,215,740
 West Virginia Parkways, Economic Development
  & Tourism Authority, FGIC, 0s, 2005                         2,250        1,791,000
 West Virginia Parkways, Economic Development
  & Tourism Authority, FGIC, 0s, 2006                         2,500        1,891,225
 West Virginia Parkways, Economic Development
  & Tourism Authority, FGIC, 0s, 2007                         2,000        1,435,520
 West Virginia Parkways, Economic Development
  & Tourism Authority, FGIC, 0s, 2008                           610          414,934
 West Virginia Water Development Authority,
  7.1s, 2009                                                    220          242,284
                                                                         -----------
                                                                         $14,697,838
------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - 12.4%
 Marshall County, WV, Pollution Control Rev.
  (Ohio Power Co.), 6.85s, 2022                              $2,000      $ 2,065,460
 Marshall County, WV, Pollution Control Rev.
  (Ohio Power Co.), MBIA, 6.85s, 2022                         3,150        3,302,491
 Mason County, WV, Pollution Control Rev.
  (Appalachian Power), MBIA, 6.6s, 2022                       7,000        7,344,820
 Putnam County, WV, Pollution Control Rev.
  (Applachian Power Co.), MBIA, 6.6s, 2019                    3,200        3,349,920
                                                                         -----------
                                                                         $16,062,691
------------------------------------------------------------------------------------


22 - MWV

                                                Principal Amount
Issuer                                            (000 Omitted)              Value
--------------------------------------------------------------------------------------
Health Care Revenue - 6.0%
 Berkeley County, WV, Building Commission,
  Hospital Rev. (City Hospital), 6.5s, 2022           $2,500              $  2,419,575
 Monongalia County, WV, Health Facilities Rev.
  (Beverly Enterprises, Inc.), 5.625s, 2003              210                   206,159
 Monongalia County, WV, Health Facilities Rev.
  (Beverly Enterprises, Inc.), 5.875s, 2007              500                   476,940
 Ohio County, WV, County Commission Health
  System (Ohio Valley Medical Center), 5.75s, 2013       750                   652,785
 West Virginia Hospital Finance Authority
  (Fairmont General Hospital), 6.625s, 2019            2,000                 1,890,220
 West Virginia Hospital Finance Authority
  (General Division Medical Building), 7.25s, 2014     2,000                 2,105,020
                                                                          ------------
                                                                          $  7,750,699
--------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 12.1%
 Braxton County, WV, Solid Waste Disposal
  (Weyerhaeuser Co.), 6.5s, 2025                      $2,000              $  2,013,920
 Jackson County, WV, Pollution Control Rev.
  (Kaiser Aluminum & Chemical Corp.), 6.5s, 2008       2,085                 2,073,574
 Kanawha County, WV, Commercial Development
  Rev. (Kroger Co.), 8s, 2011                          1,000                 1,041,270
 Kanawha County, WV, Commercial Development
  Rev. (May Department Stores Co.), 6.5s, 2003         3,000                 3,109,710
 Kanawha County, WV, Pollution Control Rev.
  (Union Carbide Corp.), 8s, 2020                      2,000                 2,045,740
 Monongalia County, WV, Commercial
  Development Rev. (Kroger Co.), 7.7s, 2012            2,000                 2,101,440
 Putnam County, WV, Industrial Development Rev.
  (Rite Aid Corp.), 10.375s, 2002                        590                   592,519
 South Charleston, WV, Pollution Control Rev.
  (Union Carbide Corp.), 7.625s, 2005                  2,500                 2,706,025
                                                                          ------------
                                                                          $ 15,684,198
--------------------------------------------------------------------------------------
Insured Health Care Revenue - 8.1%
 Harrison County, WV, Building Commission Rev.
  (Maplewood Retirement), AMBAC, 5.25s, 2021          $2,625              $  2,458,890
 Monongalia County, WV, Building Commission,
  Health Rev. (Monongalia General Hospital),
  MBIA, 6.625s, 2011                                   1,000                 1,025,680
 Randolph County, WV, Community Health System
  Rev. (Davis Health System, Inc.), FSA, 5.2s, 2021    1,000                   922,050
 West Virginia Hospital Finance Authority (Cabell
  Huntington Hospital), AMBAC, 6.25s, 2019             5,000                 5,141,400
 West Virginia Hospital Finance Authority (West
  Virginia University Hospital), AMBAC, 5s, 2018       1,000                   916,940
                                                                          ------------
                                                                          $ 10,464,960
--------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 1.0%
 Huntington, WV, Housing Corp., Multi-Family Rev.,
  FNMA, 7.5s, 2024                                    $  800              $    824,808
 Webster County, WV, Housing Development Rev.
  (Circlebrook), FHA, 6.35s, 2008                        440                   456,364
                                                                          ------------
                                                                          $  1,281,172
--------------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 0.4%
 Virgin Islands Public Finance Authority,
  5.625s, 2025                                        $  500              $    458,660
--------------------------------------------------------------------------------------
Single Family Housing Revenue - 3.3%
 Berkeley County, WV, Residential Mortgage Rev.,
  7.875s, 2012                                        $  145              $    147,923
 Charles Town, WV, Residential Mortgage Rev.,
  6.2s, 2011                                             380                   391,161

Municipal Bonds - continued

                                                Principal Amount
Issuer                                            (000 Omitted)              Value
--------------------------------------------------------------------------------------
Single Family Housing Revenue - continued
 Mason County, WV, 0s, 2014                           $1,700              $    608,770
 West Virginia Housing Development Fund,
  5.55s, 2014                                            910                   920,046
 West Virginia Housing Development Fund,
  7.2s, 2020                                           1,295                 1,342,928
 West Virginia Housing Development Fund,
  5.3s, 2023                                           1,000                   912,660
                                                                          ------------
                                                                          $  4,323,488
--------------------------------------------------------------------------------------
Turnpike Revenue - 2.3%
 West Virginia Parkways Authority, FGIC,
  5.831s, 2019                                        $3,000              $  3,001,770
--------------------------------------------------------------------------------------
Universities - 4.9%
 West Virgina University Rev. (West Virginia
  Dormitory), AMBAC, 5s, 2022                         $2,000              $  1,834,140
 West Virginia University Rev. (Marshall
  University), FGIC, 6s, 2020                          2,705                 2,777,927
 West Virginia University Rev. (West Virgina
  University), MBIA, 5.5s, 2020                        1,700                 1,695,852
                                                                          ------------
                                                                          $  6,307,919
--------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 6.5%
 Beckley, WV, Industrial Development Rev.
  (Beckley Water Co.), 7s, 2017                       $2,000              $  2,088,680
 Charleston, WV, Sewer Rev., MBIA, 6.5s, 2017          2,260                 2,374,740
 West Virginia Water Development Authority,
  FSA, 5s, 2018                                        1,270                 1,169,315
 West Virginia Water Development Authority,
  AMBAC, 6.25s, 2020                                   1,000                 1,048,170
 West Virginia Water Development Authority,
  FSA, 5.25s, 2035                                     2,000                 1,819,420
                                                                          ------------
                                                                          $  8,500,325
--------------------------------------------------------------------------------------
Other - 1.0%
 West Virginia Economic Development, Auto Lease
  Rev. (Capitol Parking Garage), AMBAC, 5.8s, 2020    $1,260              $  1,274,301
--------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $123,882,434)                     $127,578,486
--------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.4%
--------------------------------------------------------------------------------------
 Appling County, GA, Development Authority
  Pollution (Georgia Power Co.), due 10/02/00         $  100              $    100,000
 Bartow County, GA, Development Authority
  Pollution Control Rev. (Georgia Power Co.),
  due 10/05/00                                           200                   200,000
 Putnam County, GA, Development Authority,
  Pollution Control Rev. (Georgia Power Co.),
  due 10/02/00                                           200                   200,000
 Sevier County, TN, Public Building Authority,
  due 10/05/00                                         1,000                 1,000,000
 St. Lucie County, FL, Pollution Control Rev.
  (Florida Power & Light Co.), due 10/05/00              350                   350,000
--------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                      $  1,850,000
--------------------------------------------------------------------------------------
Total Investments (Identified Cost, $125,732,434)                         $129,428,486
Other Assets, Less Liabilities - 0.3%                                          432,949
--------------------------------------------------------------------------------------
Net assets - 100.0%                                                       $129,861,435
--------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

     Portfolio Footnotes:
 ++++Inverse floating rate security.
[dag]Restricted security.
  ###Security segregated as collateral for an open futures contract.

                                                                        23 - MWV

Financial Statements

Statements of Assets and Liabilities (Unaudited)

                                                                                  Mississippi         New York
September 30, 2000                                                                       Fund             Fund
--------------------------------------------------------------------------------------------------------------
Assets:
 Investments -
  Identified cost                                                                 $70,220,482     $114,906,980
  Unrealized appreciation                                                           1,723,728        4,973,345
                                                                                  -----------     ------------
    Total, at value                                                               $71,944,210     $119,880,325
 Cash                                                                                  73,370           22,189
 Receivable for daily variation margin on open future contracts                         2,344            1,875
 Receivable for investments sold                                                      430,113        2,037,534
 Receivable for fund shares sold                                                       84,135          245,613
 Interest receivable                                                                1,264,445        1,987,879
 Other assets                                                                             504              969
                                                                                  -----------     ------------
    Total assets                                                                  $73,799,121     $124,176,384
                                                                                  -----------     ------------
Liabilities:
 Distributions payable                                                            $   170,740     $    217,021
 Payable for investments purchased                                                         --        2,710,722
 Payable for fund shares reacquired                                                       500           47,525
 Payable to affiliates -
  Management fee                                                                        1,411            2,328
  Shareholder servicing agent fee                                                         403              665
  Distribution and service fee                                                          1,205            2,532
  Administrative fee                                                                       71              116
 Accrued expenses and other liabilities                                                61,642           80,168
                                                                                  -----------     ------------
    Total liabilities                                                             $   235,972     $  3,061,077
                                                                                  -----------     ------------
Net assets                                                                        $73,563,149     $121,115,307
                                                                                  -----------     ------------
Net assets consist of:
 Paid-in capital                                                                  $74,274,173     $117,086,642
 Unrealized appreciation on investments                                             1,691,697        4,948,970
 Accumulated net realized loss on investments                                      (2,554,713)        (872,689)
 Accumulated undistributed (distributions in excess of)
  net investment income                                                               151,992          (47,616)
                                                                                  -----------     ------------
    Total                                                                         $73,563,149     $121,115,307
                                                                                  -----------     ------------
Shares of beneficial interest outstanding:
 Class A                                                                            6,656,342        9,365,129
 Class B                                                                            1,095,651        1,981,767
 Class C                                                                                   --               --
                                                                                  -----------     ------------
    Total shares of beneficial interest outstanding                                 7,751,993       11,346,896
                                                                                  -----------     ------------
Net assets:
 Class A                                                                          $63,156,231     $ 99,970,905
 Class B                                                                           10,406,918       21,144,402
 Class C                                                                                   --               --
                                                                                  -----------     ------------
    Total net assets                                                              $73,563,149     $121,115,307
                                                                                  -----------     ------------
Class A shares:
 Net asset value per share
  (net assets [divided by] shares of beneficial interest outstanding)             $      9.49     $      10.67
                                                                                  -----------     ------------
 Offering price per share (100 [divided by] 95.25 of net asset value per share)   $      9.96     $      11.20
                                                                                  -----------     ------------
Class B shares:
 Net asset value and offering price per share
  (net assets [divided by] shares of beneficial interest outstanding)             $      9.50     $      10.67
                                                                                  -----------     ------------
Class C shares:
 Net asset value and offering price per share
  (net assets [divided by] shares of beneficial interest outstanding)                      --               --
                                                                                  -----------     ------------

                                                                                North Carolina   Pennsylvania
September 30, 2000                                                                        Fund           Fund
-------------------------------------------------------------------------------------------------------------
Assets:
 Investments -
  Identified cost                                                                 $350,965,489    $44,881,543
  Unrealized appreciation                                                            8,031,137        531,213
                                                                                  ------------    -----------
    Total, at value                                                               $358,996,626    $45,412,756
 Cash                                                                                   15,352         76,907
 Receivable for daily variation margin on open future contracts                          2,344            281
 Receivable for investments sold                                                     2,939,149        241,117
 Receivable for fund shares sold                                                       260,014        328,844
 Interest receivable                                                                 6,221,994        698,165
 Other assets                                                                            2,823            451
                                                                                  ------------    -----------
    Total assets                                                                  $368,438,302    $46,758,521
                                                                                  ------------    -----------
Liabilities:
 Distributions payable                                                            $    646,697    $    83,909
 Payable for investments purchased                                                   3,156,741        494,867
 Payable for fund shares reacquired                                                    263,853          1,231
 Payable to affiliates -
  Management fee                                                                         6,985            884
  Shareholder servicing agent fee                                                        1,996             --
  Distribution and service fee                                                           9,279          4,246
  Administrative fee                                                                       349             --
 Accrued expenses and other liabilities                                                 96,740             --
                                                                                  ------------    -----------
    Total liabilities                                                             $  4,182,640    $   585,137
                                                                                  ------------    -----------
Net assets                                                                        $364,255,662    $46,173,384
                                                                                  ------------    -----------
Net assets consist of:
 Paid-in capital                                                                  $359,024,899    $47,286,884
 Unrealized appreciation on investments                                              8,002,232        527,744
 Accumulated net realized loss on investments                                       (2,400,164)    (1,684,915)
 Accumulated undistributed (distributions in excess of)
  net investment income                                                               (371,305)        43,671
                                                                                  ------------    -----------
    Total                                                                         $364,255,662    $46,173,384
                                                                                  ------------    -----------
Shares of beneficial interest outstanding:
 Class A                                                                            26,157,348      2,929,244
 Class B                                                                             4,213,506      1,944,598
 Class C                                                                             1,416,633             --
                                                                                  ------------    -----------
    Total shares of beneficial interest outstanding                                 31,787,487      4,873,842
                                                                                  ------------    -----------
Net assets:
 Class A                                                                          $299,766,955    $27,723,030
 Class B                                                                            48,264,205     18,450,354
 Class C                                                                            16,224,502             --
                                                                                  ------------    -----------
    Total net assets                                                              $364,255,662    $46,173,384
                                                                                  ------------    -----------
Class A shares:
 Net asset value per share
  (net assets [divided by] shares of beneficial interest outstanding)             $      11.46    $      9.46
                                                                                  ------------    -----------
 Offering price per share (100 [divided by] 95.25 of net asset value per share)   $      12.03    $      9.93
                                                                                  ------------    -----------
Class B shares:
 Net asset value and offering price per share
  (net assets [divided by] shares of beneficial interest outstanding)             $      11.45    $      9.49
                                                                                  ------------    -----------
Class C shares:
 Net asset value and offering price per share
  (net assets [divided by] shares of beneficial interest outstanding)             $      11.45             --
                                                                                  ------------    -----------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements.

                                                                                  South Carolina         Tennessee
September 30, 2000                                                                          Fund              Fund
------------------------------------------------------------------------------------------------------------------
Assets:
 Investments -
  Identified cost                                                                   $143,539,388      $115,108,238
  Unrealized appreciation                                                              3,977,282         2,525,460
                                                                                    ------------      ------------
    Total, at value                                                                 $147,516,670      $117,633,698
 Cash                                                                                  1,358,825            56,265
 Receivable for daily variation margin on open futures contracts                           1,515                --
 Receivable for investments sold                                                       4,612,572            35,000
 Receivable for fund shares sold                                                          20,311           121,296
 Interest receivable                                                                   2,119,772         1,786,972
 Other assets                                                                              1,168               837
                                                                                    ------------      ------------
    Total assets                                                                    $155,630,833      $119,634,068
                                                                                    ------------      ------------
Liabilities:
 Distributions payable                                                              $    281,144      $    240,908
 Payable for investments purchased                                                     7,608,890                --
 Payable for fund shares reacquired                                                    1,031,279           289,740
 Payable to affiliates -
  Management fee                                                                           2,813             2,289
  Shareholder servicing agent fee                                                            804               654
  Distribution and service fee                                                             3,903             3,060
  Administrative fee                                                                         140               114
 Accrued expenses and other liabilities                                                   56,631            74,130
                                                                                    ------------      ------------
    Total liabilities                                                               $  8,985,604      $    610,895
                                                                                    ------------      ------------
Net assets                                                                          $146,645,229      $119,023,173
                                                                                    ------------      ------------
Net assets consist of:
 Paid-in capital                                                                    $145,227,513      $117,680,313
 Unrealized appreciation on investments                                                3,978,282         2,525,460
 Accumulated net realized loss on investments                                         (2,795,485)       (1,250,952)
 Accumulated undistributed (distributions in excess of)
  net investment income                                                                  234,919            68,352
                                                                                    ------------      ------------
    Total                                                                           $146,645,229      $119,023,173
                                                                                    ------------      ------------
Shares of beneficial interest outstanding:
 Class A                                                                               9,917,278         9,541,040
 Class B                                                                               2,616,149         2,118,725
 Class C                                                                                      --                --
                                                                                    ------------      ------------
    Total shares of beneficial interest outstanding                                   12,533,427        11,659,765
                                                                                    ------------      ------------
Net assets:
 Class A                                                                            $116,050,047      $ 97,406,475
 Class B                                                                              30,595,182        21,616,698
 Class C                                                                                      --                --
                                                                                    ------------      ------------
    Total net assets                                                                $146,645,229      $119,023,173
                                                                                    ------------      ------------
Class A shares:
 Net asset value per share
  (net assets [divided by] shares of beneficial interest outstanding)               $      11.70      $      10.21
                                                                                    ------------      ------------
 Offering price per share (100 [divided by] 95.25 of net asset value per share)     $      12.28      $      10.72
                                                                                    ------------      ------------
Class B shares:
 Net asset value and offering price per share
  (net assets [divided by] shares of beneficial interest outstanding)               $      11.69      $      10.20
                                                                                    ------------      ------------
Class C shares:
 Net asset value and offering price per share
  (net assets [divided by] shares of beneficial interest outstanding)                       --                --
                                                                                    ------------      ------------

                                                                                        Virginia     West Virginia
September 30, 2000                                                                          Fund              Fund
------------------------------------------------------------------------------------------------------------------
Assets:
 Investments -
  Identified cost                                                                   $322,992,910      $125,732,434
  Unrealized appreciation                                                              3,707,418         3,696,052
                                                                                    ------------      ------------
    Total, at value                                                                 $326,700,328      $129,428,486
 Cash                                                                                     88,780            51,868
 Receivable for daily variation margin on open futures contracts                              --                --
 Receivable for investments sold                                                       5,310,600                --
 Receivable for fund shares sold                                                         219,623            63,143
 Interest receivable                                                                   5,632,103         2,340,413
 Other assets                                                                              2,693               960
                                                                                    ------------      ------------
    Total assets                                                                    $337,954,127      $131,884,870
                                                                                    ------------      ------------
Liabilities:
 Distributions payable                                                              $    700,048      $    238,657
 Payable for investments purchased                                                     1,963,500         1,694,467
 Payable for fund shares reacquired                                                      878,220             3,276
 Payable to affiliates -
  Management fee                                                                           6,421             2,490
  Shareholder servicing agent fee                                                          1,835               711
  Distribution and service fee                                                             7,618             3,021
  Administrative fee                                                                         321               124
 Accrued expenses and other liabilities                                                  111,951            80,689
                                                                                    ------------      ------------
    Total liabilities                                                               $  3,669,914      $  2,023,435
                                                                                    ------------      ------------
Net assets                                                                          $334,284,213      $129,861,435
                                                                                    ------------      ------------
Net assets consist of:
 Paid-in capital                                                                    $333,957,598      $129,974,680
 Unrealized appreciation on investments                                                3,707,418         3,696,052
 Accumulated net realized loss on investments                                         (2,514,918)       (3,298,282)
 Accumulated undistributed (distributions in excess of)
  net investment income                                                                 (865,885)         (511,015)
                                                                                    ------------      ------------
    Total                                                                           $334,284,213      $129,861,435
                                                                                    ------------      ------------
Shares of beneficial interest outstanding:
 Class A                                                                              27,346,035        10,384,403
 Class B                                                                               2,565,375         1,347,214
 Class C                                                                                 488,953                --
                                                                                    ------------      ------------
    Total shares of beneficial interest outstanding                                   30,400,363        11,731,617
                                                                                    ------------      ------------
Net assets:
 Class A                                                                            $300,709,227      $114,954,179
 Class B                                                                              28,197,545        14,907,256
 Class C                                                                               5,377,441                --
                                                                                    ------------      ------------
    Total net assets                                                                $334,284,213      $129,861,435
                                                                                    ------------      ------------
Class A shares:
 Net asset value per share
  (net assets [divided by] shares of beneficial interest outstanding)               $      11.00      $      11.07
                                                                                    ------------      ------------
 Offering price per share (100 [divided by] 95.25 of net asset value per share)     $      11.55      $      11.62
                                                                                    ------------      ------------
Class B shares:
 Net asset value and offering price per share
  (net assets [divided by] shares of beneficial interest outstanding)               $      10.99      $      11.07
                                                                                    ------------      ------------
Class C shares:
 Net asset value and offering price per share
  (net assets [divided by] shares of beneficial interest outstanding)               $      11.00                --
                                                                                    ------------      ------------


On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.



See notes to financial statements.

Statements of Operations (Unaudited)

                                                         Mississippi       New York   North Carolina  Pennsylvania
Six Months Ended September 30, 2000                             Fund           Fund             Fund          Fund
------------------------------------------------------------------------------------------------------------------
Net investment income:
 Interest income                                          $2,219,117     $3,619,037     $ 11,022,367    $1,219,111
                                                          ----------     ----------     ------------    ----------
 Expenses -
  Management fee                                          $  203,959     $  331,383     $  1,007,965    $  118,974
  Trustees' compensation                                      10,669         10,634           10,205        10,754
  Shareholder servicing agent fee                             37,153         60,372          183,620        21,546
  Distribution and service fee (Class A)                          --        125,430          531,394            --
  Distribution and service fee (Class B)                      40,605        102,000          242,047        68,960
  Distribution and service fee (Class C)                          --             --           75,887            --
  Administrative fee                                           6,502         10,565           32,134         3,771
  Custodian fee                                               17,231         26,106           64,090        12,813
  Printing                                                     3,051          4,923            7,133         2,157
  Postage                                                      1,560          2,275            4,745         1,675
  Auditing fees                                               15,214         15,224           15,671        15,609
  Legal fees                                                   3,163          1,202            2,552         2,549
  Registration fees                                           20,419             --               --            --
  Miscellaneous                                                6,767         31,502           48,273        20,305
                                                          ----------     ----------     ------------    ----------
    Total expenses                                        $  366,293     $  721,616     $  2,225,716    $  279,113
  Fees paid indirectly                                        (8,072)       (11,360)         (28,417)       (3,489)
  Reduction of expenses by investment adviser                (73,922)      (120,081)        (365,295)     (130,782)
                                                          ----------     ----------     ------------    ----------
    Net expenses                                          $  284,299     $  590,175     $  1,832,004    $  144,842
                                                          ----------     ----------     ------------    ----------
     Net investment income                                $1,934,818     $3,028,862     $  9,190,363    $1,074,269
                                                          ----------     ----------     ------------    ----------
Realized and unrealized gain (loss) on investments:
 Realized gain (loss) (identified cost basis) -
  Investment transactions                                 $  149,076     $  428,883     $ (1,475,916)   $   (5,092)
  Futures contracts                                          191,338        (90,950)         102,656       (41,202)
                                                          ----------     ----------     ------------    ----------
    Net realized gain (loss) on investments               $  340,414     $  337,933     $ (1,373,260)   $  (46,294)
                                                          ----------     ----------     ------------    ----------
 Change in unrealized appreciation (depreciation) -
  Investments                                             $  640,844     $  867,736     $  4,903,596    $  520,355
  Futures contracts                                          (92,876)       (62,498)        (140,892)       (3,469)
                                                          ----------     ----------     ------------    ----------
     Net unrealized gain on investments                   $  547,968     $  805,238     $  4,762,704    $  516,886
                                                          ----------     ----------     ------------    ----------
      Net realized and unrealized gain on investments     $  888,382     $1,143,171     $  3,389,444    $  470,592
                                                          ----------     ----------     ------------    ----------
       Increase in net assets from operations             $2,823,200     $4,172,033     $ 12,579,807    $1,544,861
                                                          ----------     ----------     ------------    ----------

See notes to financial statements.

                                                        South Carolina      Tennessee         Virginia  West Virginia
Six Months Ended September 30, 2000                               Fund           Fund             Fund           Fund
---------------------------------------------------------------------------------------------------------------------
Net investment income:
 Interest income                                          $  4,622,838     $3,556,164     $ 10,329,696     $3,981,658
                                                          ------------     ----------     ------------     ----------
 Expenses -
  Management fee                                          $    411,626     $  332,460     $    937,272     $  356,511
  Trustees' compensation                                        11,040         10,765           11,047         10,856
  Shareholder servicing agent fee                               74,982         60,564          170,736         64,948
  Distribution and service fee (Class A)                       207,939        174,816          538,334        201,501
  Distribution and service fee (Class B)                       155,703        106,164          142,857         73,758
  Distribution and service fee (Class C)                            --             --           26,400             --
  Administrative fee                                            13,121         10,599           29,879         11,366
  Custodian fee                                                 27,405         24,817           59,579         26,170
  Printing                                                       5,424          4,418           13,197          4,641
  Postage                                                        2,709          2,436            4,049          2,002
  Auditing fees                                                 15,629         15,624           15,666         15,225
  Legal fees                                                    33,184          4,534            1,242          2,119
  Miscellaneous                                                     --         19,727           64,012         28,487
                                                          ------------     ----------     ------------     ----------
    Total expenses                                        $    958,762     $  766,924     $  2,014,270     $  797,584
  Fees paid indirectly                                         (23,340)        (8,686)         (32,279)       (12,846)
  Reduction of expenses by investment adviser                 (149,192)      (120,486)        (339,699)      (129,194)
                                                          ------------     ----------     ------------     ----------
    Net expenses                                          $    786,230     $  637,752     $  1,642,292     $  655,544
                                                          ------------     ----------     ------------     ----------
     Net investment income                                $  3,836,608     $2,918,412     $  8,687,404     $3,326,114
                                                          ------------     ----------     ------------     ----------
Realized and unrealized gain (loss) on investments:
 Realized gain (loss) (identified cost basis) -
  Investment transactions                                 $ (1,636,822)    $ (606,009)    $ (1,288,870)    $ (431,490)
  Futures contracts                                            (90,829)         6,388          (10,153)       (59,986)
                                                          ------------     ----------     ------------     ----------
    Net realized loss on investments                      $ (1,727,651)    $ (599,621)    $ (1,299,023)    $ (491,476)
                                                          ------------     ----------     ------------     ----------
 Change in unrealized appreciation (depreciation) -
  Investments                                             $  2,993,859     $1,891,310     $  3,916,122     $1,841,845
  Futures contracts                                             50,719        (35,740)             235         46,681
                                                          ------------     ----------     ------------     ----------
     Net unrealized gain on investments                   $  3,044,578     $1,855,570     $  3,916,357     $1,888,526
                                                          ------------     ----------     ------------     ----------
      Net realized and unrealized gain on investments     $  1,316,927     $1,255,949     $  2,617,334     $1,397,050
                                                          ------------     ----------     ------------     ----------
       Increase in net assets from operations             $  5,153,535     $4,174,361     $ 11,304,738     $4,723,164
                                                          ------------     ----------     ------------     ----------

See notes to financial statements.

Statements of Changes in Net Assets (Unaudited)

                                                                        Mississippi        New York  North Carolina    Pennsylvania
Six Months Ended September 30, 2000                                            Fund           Fund             Fund            Fund
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
 Net investment income                                                 $  1,934,818    $  3,028,862   $   9,190,363    $  1,074,269
 Net realized gain (loss) on investments                                    340,414         337,933      (1,373,260)        (46,294)
 Net unrealized gain on investments                                         547,968         805,238       4,762,704         516,886
                                                                       ------------    ------------   -------------    ------------
  Increase in net assets from operations                               $  2,823,200    $  4,172,033   $  12,579,807    $  1,544,861
                                                                       ------------    ------------   -------------    ------------
Distributions declared to shareholders -
 From net investment income (Class A)                                  $ (1,706,774)   $ (2,633,547)  $  (7,837,087)   $   (684,583)
 From net investment income (Class B)                                      (237,076)       (459,041)     (1,092,537)       (390,528)
 From net investment income (Class C)                                            --              --        (342,008)             --
                                                                       ------------    ------------   -------------    ------------
  Total distributions declared to shareholders                         $ (1,943,850)   $ (3,092,588)  $  (9,271,632)   $ (1,075,111)
                                                                       ------------    ------------   -------------    ------------
Fund share (principal) transactions -
 Net proceeds from sale of shares                                      $  2,842,321    $  5,285,607   $   9,567,793    $  5,263,629
 Net asset value of shares issued to shareholders
  in reinvestment of distributions                                          896,407       1,780,007       5,278,883         579,427
 Cost of shares reacquired                                               (8,013,991)     (8,657,069)    (27,523,201)     (3,129,713)
                                                                       ------------    ------------   -------------    ------------
 Net increase (decrease) in net assets from
  fund share transactions                                              $ (4,275,263)   $ (1,591,455)  $ (12,676,525)   $  2,713,343
                                                                       ------------    ------------   -------------    ------------
    Total increase (decrease) in net assets                            $ (3,395,913)   $   (512,010)  $  (9,368,350)   $  3,183,093
Net assets:
 At beginning of period                                                  76,959,062     121,627,317     373,624,012      42,990,291
                                                                       ------------    ------------   -------------    ------------
 At end of period                                                      $ 73,563,149    $121,115,307   $ 364,255,662    $ 46,173,384
                                                                       ------------    ------------   -------------    ------------
Accumulated undistributed (distributions in excess of) net investment
 income included in net assets at end of period                        $    151,992    $    (47,616)  $    (371,305)   $     43,671
                                                                       ------------    ------------   -------------    ------------

See notes to financial statements.

                                                                      South Carolina      Tennessee        Virginia   West Virginia
Six Months Ended September 30, 2000                                             Fund           Fund            Fund            Fund
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
 Net investment income                                                 $   3,836,608   $  2,918,412   $   8,687,404    $  3,326,114
 Net realized loss on investments                                         (1,727,651)      (599,621)     (1,299,023)       (491,476)
 Net unrealized gain on investments                                        3,044,578      1,855,570       3,916,357       1,888,526
                                                                       -------------   ------------   -------------    ------------
  Increase in net assets from operations                               $   5,153,535   $  4,174,361   $  11,304,738    $  4,723,164
                                                                       -------------   ------------   -------------    ------------
Distributions declared to shareholders -
 From net investment income (Class A)                                  $  (2,979,423)  $ (2,466,532)  $  (7,938,847)   $ (2,989,705)
 From net investment income (Class B)                                       (680,127)      (455,537)       (645,922)       (335,062)
 From net investment income (Class C)                                             --             --        (119,066)             --
                                                                       -------------   ------------   -------------    ------------
  Total distributions declared to shareholders                         $  (3,659,550)  $ (2,922,069)  $  (8,703,835)   $ (3,324,767)
                                                                       -------------   ------------   -------------    ------------
Fund share (principal) transactions -
 Net proceeds from sale of shares                                      $   4,175,161   $  4,502,554   $   8,632,555    $  2,475,463
 Net asset value of shares issued to shareholders
  in reinvestment of distributions                                         1,918,847      1,430,659       4,323,065       1,837,270
 Cost of shares reacquired                                               (13,538,681)    (9,734,079)    (27,693,061)     (7,750,753)
                                                                       -------------   ------------   -------------    ------------
 Net decrease in net assets from
  fund share transactions                                              $  (7,444,673)  $ (3,800,866)  $ (14,737,441)   $ (3,438,020)
                                                                       -------------   ------------   -------------    ------------
    Total decrease in net assets                                       $  (5,950,688)  $ (2,548,574)  $ (12,136,538)   $ (2,039,623)
Net assets:
 At beginning of period                                                  152,595,917    121,571,747     346,420,751     131,901,058
                                                                       -------------   ------------   -------------    ------------
 At end of period                                                      $ 146,645,229   $119,023,173   $ 334,284,213    $129,861,435
                                                                       -------------   ------------   -------------    ------------
Accumulated undistributed (distributions in excess of) net investment
 income included in net assets at end of period                        $     234,919   $     68,352   $    (865,885)   $   (511,015)
                                                                       -------------   ------------   -------------    ------------

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                                                       Mississippi        New York   North Carolina    Pennsylvania
Year Ended March 31, 2000                                                     Fund            Fund             Fund            Fund
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
 Net investment income                                                $  3,980,844    $  6,703,903    $  19,848,936    $  2,165,065
 Net realized gain (loss) on investments                                   372,698        (725,443)        (177,009)       (167,907)
 Net unrealized loss on investments                                     (4,986,654)     (8,261,487)     (27,858,374)     (2,476,896)
                                                                      ------------    ------------    -------------    ------------
  Decrease in net assets from operations                              $   (633,112)   $ (2,283,027)   $  (8,186,447)   $   (479,738)
                                                                      ------------    ------------    -------------    ------------
Distributions declared to shareholders -
 From net investment income (Class A)                                 $ (3,475,557)   $ (5,531,891)   $ (16,769,203)   $ (1,208,852)
 From net investment income (Class B)                                     (494,824)     (1,165,668)      (2,248,484)       (939,344)
 From net investment income (Class C)                                           --              --         (636,441)             --
                                                                      ------------    ------------    -------------    ------------
    Total distributions declared to shareholders                      $ (3,970,381)   $ (6,697,559)   $ (19,654,128)   $ (2,148,196)
                                                                      ------------    ------------    -------------    ------------
Fund share (principal) transactions -
 Net proceeds from sale of shares                                     $ 13,670,556    $ 16,723,976    $  29,418,303    $ 13,224,784
 Net asset value of shares issued to shareholders
  in reinvestment of distributions                                       1,734,390       3,894,825       11,346,137       1,230,667
 Cost of shares reacquired                                             (12,176,663)    (37,185,334)     (69,993,273)    (14,515,297)
                                                                      ------------    ------------    -------------    ------------
 Net increase (decrease) in net assets from
  fund share transactions                                             $  3,228,283    $(16,566,533)   $ (29,228,833)   $    (59,846)
                                                                      ------------    ------------    -------------    ------------
    Total decrease in net assets                                      $ (1,375,210)   $(25,547,119)   $ (57,069,408)   $ (2,687,780)
Net assets:
 At beginning of period                                                 78,334,272     147,174,436      430,693,420      45,678,071
                                                                      ------------    ------------    -------------    ------------
 At end of period                                                     $ 76,959,062    $121,627,317    $ 373,624,012    $ 42,990,291
                                                                      ------------    ------------    -------------    ------------
Accumulated undistributed (distributions in excess of) net investment
 income included in net assets at end of period                       $    161,024    $     16,110    $    (290,036)   $     44,513
                                                                      ------------    ------------    -------------    ------------

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                                                      South Carolina      Tennessee        Virginia   West Virginia
Year Ended March 31, 2000                                                       Fund           Fund            Fund            Fund
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
 Net investment income                                                 $  7,935,405    $  6,160,685    $ 18,788,884    $  7,120,416
 Net realized gain (loss) on investments                                   (929,240)       (651,330)        495,322         (12,143)
 Net unrealized loss on investments                                     (11,645,529)     (8,581,335)    (25,034,111)    (10,271,683)
                                                                       ------------    ------------    ------------    ------------
  Decrease in net assets from operations                               $ (4,639,364)   $ (3,071,980)   $ (5,749,905)   $ (3,163,410)
                                                                       ------------    ------------    ------------    ------------
Distributions declared to shareholders -
 From net investment income (Class A)                                  $ (6,408,786)   $ (5,207,698)   $(16,879,510)   $ (6,386,832)
 From net investment income (Class B)                                    (1,442,426)       (942,677)     (1,437,665)       (715,598)
 From net investment income (Class C)                                            --              --        (243,017)             --
 From net realized gain on investments (Class A)                           (337,034)       (675,450)             --              --
 From net realized gain on investments (Class B)                            (89,517)       (149,319)             --              --
 In excess of net realized gain on investments (Class A)                    (49,868)           (402)             --              --
 In excess of net realized gain on investments (Class B)                    (13,245)            (89)             --              --
                                                                       ------------    ------------    ------------    ------------
    Total distributions declared to shareholders                       $ (8,340,876)   $ (6,975,635)   $(18,560,192)   $ (7,102,430)
                                                                       ------------    ------------    ------------    ------------
Fund share (principal) transactions -
 Net proceeds from sale of shares                                      $ 11,474,304    $ 12,069,955    $ 22,537,475    $  6,726,050
 Net asset value of shares issued to shareholders
  in reinvestment of distributions                                        4,441,022       3,598,094       9,195,654       3,940,144
 Cost of shares reacquired                                              (32,351,554)    (24,109,917)    (69,050,206)    (19,121,105)
                                                                       ------------    ------------    ------------    ------------
 Net decrease in net assets from
  fund share transactions                                              $(16,436,228)   $ (8,441,868)   $(37,317,077)   $ (8,454,911)
                                                                       ------------    ------------    ------------    ------------
    Total decrease in net assets                                       $(29,416,468)   $(18,489,483)   $(61,627,174)   $(18,720,751)
Net assets:
 At beginning of period                                                 182,012,385     140,061,230     408,047,925     150,621,809
                                                                       ------------    ------------    ------------    ------------
 At end of period                                                      $152,595,917    $121,571,747    $346,420,751    $131,901,058
                                                                       ------------    ------------    ------------    ------------
Accumulated undistributed (distributions in excess of) net investment
 income included in net assets at end of period                        $     57,861    $     72,009    $   (849,454)   $   (512,362)
                                                                       ------------    ------------    ------------    ------------

See notes to financial statements.

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                                      Mississippi Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                                 Ended                       Year Ended March 31,
                                                         September 30,   -----------------------------------------------------------
                                                                  2000      2000       1999       1998       1997          1996
                                                      ------------------------------------------------------------------------------
                                                           (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                            Class A
------------------------------------------------------------------------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                    $  9.37         $  9.93     $ 9.88    $  9.35    $  9.35     $    9.15
                                                       ---------         -------     ------    -------    -------     ---------
Income from investment operations# -
 Net investment income[sec]                              $  0.25           $0.50     $ 0.49     $ 0.49    $  0.48     $    0.52
 Net realized and unrealized gain (loss) on
  investments                                               0.12           (0.56)      0.06       0.52       0.00          0.20
                                                       ---------         -------     ------    -------    -------     ---------
  Total from investment operations                       $  0.37         $ (0.06)    $ 0.55    $ 1.01     $ 0.48      $   0.72
                                                       ---------         -------     ------    -------    -------     ---------
Less distributions declared to shareholders -
 From net investment income                              $ (0.25)        $ (0.50)    $(0.50)   $ (0.48)   $ (0.48)    $  (0.52)
 In excess of net investment income                           --              --         --         --         --        (0.00)++++
                                                       ---------         -------     ------    -------    -------     ---------
  Total distributions declared to shareholders           $ (0.25)        $ (0.50)    $(0.50)   $ (0.48)   $ (0.48)    $  (0.52)
                                                       ---------         -------     ------    -------    -------     ---------
Net asset value - end of period                          $  9.49         $  9.37     $ 9.93    $ 9.88     $ 9.35      $   9.35
                                                       ---------         -------     ------    -------    -------     ---------
Total return [2 dags]                                       4.03%[2 dags]  (0.58)%     5.62%     11.02%      5.22%        7.99%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                 0.68%[dag]      0.66%      0.73%      0.78%      0.87%        0.45%
 Net investment income                                      5.33%[dag]      5.22%      4.94%      5.04%      5.14%        5.51%
Portfolio turnover                                            10%             18%         6%        18%        17%          31%
Net assets at end of period (000 Omitted)                $63,156         $66,173    $66,869    $66,061    $66,630     $ 74,435

[sec]Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. In addition, the investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment income per share and the ratios would have been:

   Net investment income                                    $  0.24        $0.48    $  0.48    $  0.48         --     $    0.48
   Ratios (to average net assets):
    Expenses##                                                 0.88%[dag]   0.84%      0.85%      0.85%        --          0.88%
    Net investment income                                      5.13%[dag]   5.04%      4.82%      4.97%        --          5.08%

   [dag] Annualized.
[2 dags] Not annualized.
       # Per share data are based on average shares outstanding.
      ## Ratios do not reflect expense reductions from certain expense offset arrangements.
      ++ Total returns for Class A shares do not include the applicable sales charge.
         If the charge had been included, the results would have been lower.
    ++++ Per share amount was less than $0.01.

See notes to financial statements.

---------------------------------------------------------------------------------------------------------------------------------
                                                      Mississippi Fund
---------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                                 Ended                    Year Ended March 31,
                                                         September 30,   --------------------------------------------------------
                                                                  2000      2000     1999        1998       1997          1996
                                                      ---------------------------------------------------------------------------
                                                           (Unaudited)
---------------------------------------------------------------------------------------------------------------------------------
                                                               Class B
---------------------------------------------------------------------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                   $  9.38          $  9.94   $  9.89     $  9.36    $  9.36       $  9.16
                                                        -------          -------   -------     -------    -------       -------
Income from investment operations# -
 Net investment income[sec]                             $  0.21            $0.42   $  0.41     $  0.41    $  0.40       $  0.44
 Net realized and unrealized gain (loss) on
  investments                                              0.12            (0.56)     0.06        0.53       0.00          0.20
                                                        -------          -------   -------     -------    -------       -------
  Total from investment operations                      $  0.33          $ (0.14)  $  0.47     $  0.94    $  0.40       $  0.64
                                                        -------          -------   -------     -------    -------       -------
Less distributions declared to shareholders -
 From net investment income                             $ (0.21)         $ (0.42)  $ (0.42)    $ (0.41)   $ (0.40)      $ (0.44)
 In excess of net investment come                            --               --        --          --         --         (0.00)++
                                                        -------          -------   -------     -------    -------       -------
  Total distributions declared to shareholders          $ (0.21)         $ (0.42)  $ (0.42)    $ (0.41)   $ (0.40)      $ (0.44)
                                                        -------          -------   -------     -------    -------       -------
Net asset value - end of period                         $  9.50          $  9.38   $  9.94     $  9.89    $  9.36       $  9.36
                                                        -------          -------   -------     -------    -------       -------
Total return                                               3.62%[2 dags]   (1.37)%    4.80%      10.15%      4.33%         7.11%
Ratios (to average net assets)/
Supplemental data[sec]:
 Expenses##                                                1.46%[dag]       1.46%     1.51%       1.56%      1.72%         1.28%
 Net investment income                                     4.54%[dag]       4.41%     4.16%       4.26%      4.29%         4.67%
Portfolio turnover                                           10%              18%        6%         18%        17%           31%
Net assets at end of period (000 Omitted)               $10,407          $10,786   $11,465     $10,717    $11,014       $11,475

[sec]Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. In addition, the investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment income per share and the ratios would have been:

   Net investment income                                    $  0.20       $0.40       $ 0.40      $ 0.40         --     $  0.40
   Ratios (to average net assets):
    Expenses##                                                 1.66%[dag]  1.64%        1.63%       1.63%        --        1.71%
    Net investment income                                      4.34%[dag]  4.23%        4.04%       4.19%        --        4.24%

   [dag] Annualized.
[2 dags] Not annualized.
       # Per share data are based on average shares outstanding.
      ## Ratios do not reflect expense reductions from certain expense offset agreements.
      ++ Per share amount was less than $0.01.

See notes to financial statements.

                                                   New York Fund
------------------------------------------------------------------------------------------------------------------------------
                                                      Six Months
                                                           Ended                    ear Ended March 31,
                                                   September 30,   -----------------------------------------------------------
                                                            2000     2000        1999         1998       1997        1996
                                                   ---------------------------------------------------------------------------
                                                     (Unaudited)
------------------------------------------------------------------------------------------------------------------------------
                                                         Class A
------------------------------------------------------------------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                 $ 10.58         $ 11.27    $  11.26      $ 10.60    $ 10.66    $  10.49
                                                    ---------         -------    --------      -------    -------    --------
Income from investment operations# -
 Net investment income[sec]                           $  0.27           $0.55    $   0.56        $0.57      $0.55    $   0.55
 Net realized and unrealized gain (loss) on
  investments                                            0.10           (0.69)       0.01         0.64      (0.06)       0.17
                                                    ---------         -------    --------      -------    -------    --------
  Total from investment operations                    $  0.37         $ (0.14)   $   0.57        $1.21      $0.49    $   0.72
                                                    ---------         -------    --------      -------    -------    --------
Less distributions declared to shareholders -
 From net investment income                           $ (0.28)        $ (0.55)   $  (0.56)      $(0.55)    $(0.55)   $  (0.55)
 In excess of net investment income                        --              --       (0.00)++++      --         --       (0.00)++++
                                                    ---------         -------    --------      -------    -------    --------
  Total distributions declared to shareholders        $ (0.28)        $ (0.55)   $  (0.56)      $(0.55)    $(0.55)   $  (0.55)
                                                    ---------         -------    --------      -------    -------    --------
Net asset value - end of period                       $ 10.67         $ 10.58    $  11.27      $ 11.26    $ 10.60    $  10.66
                                                    ---------         -------    --------      -------    -------    --------
Total return++                                           3.44%[2 dags]  (1.06)%      5.14%       11.59%      4.68%       6.98%
Ratios (to average net assets)/
Supplemental data[sec]:
 Expenses##                                              0.87%[dag]      0.85%       0.93%        1.03%      1.11%       1.10%
 Net investment income                                   5.16%[dag]      5.14%       4.93%        5.14%      5.18%       5.09%
Portfolio turnover                                         24%             38%         26%          41%        64%        102%
Net assets at end of period (000 Omitted)             $99,971         $101,403   $116,767      $119,376   $121,588   $134,449

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                              $  0.26         $0.53    $   0.55        $0.56         --    $   0.54
   Ratios (to average net assets):
    Expenses##                                           1.07%[dag]    1.03%       1.05%        1.10%        --        1.20%
    Net investment income                                4.96%[dag]    4.96%       4.81%        5.07%        --        4.99%

   [dag] Annualized.
[2 dags] Not annualized.
       # Per share data are based on average shares outstanding.
      ## Ratios do not reflect expense reductions from certain expense offset arrangements.
      ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
    ++++ Per share amount was less than $0.01.

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                                         New York Fund
---------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                                 Ended                        Year Ended March 31,
                                                         September 30,   --------------------------------------------------------
                                                                  2000     2000          1999         1998        1997       1996
                                                         ------------------------------------------------------------------------
                                                           (Unaudited)
---------------------------------------------------------------------------------------------------------------------------------
                                                               Class B
---------------------------------------------------------------------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                       $ 10.58     $ 11.27       $ 11.26     $  10.59    $  10.66    $ 10.49
                                                          ---------     -------     ---------     --------    --------   --------
Income from investment operations# -
 Net investment income[sec]                                 $  0.23       $0.47       $  0.47        $0.49       $0.47    $  0.47
 Net realized and unrealized gain (loss) on
  investments                                                  0.10       (0.69)         0.01         0.64       (0.07)      0.17
                                                          ---------     -------     ---------     --------    --------   --------
  Total from investment operations                          $  0.33     $ (0.22)      $  0.48     $   1.13       $0.40    $  0.64
                                                          ---------     -------     ---------     --------    --------   --------
Less distributions declared to shareholders -
 From net investment income                                 $ (0.24)    $ (0.47)      $ (0.47)    $  (0.46)   $  (0.47)   $ (0.47)
 In excess of net investment income                              --          --         (0.00)++        --          --      (0.00)++
                                                          ---------     -------     ---------     --------    --------   --------
  Total distributions declared to shareholders              $ (0.24)    $ (0.47)      $ (0.47)    $  (0.46)   $  (0.47)   $ (0.47)
                                                          ---------     -------     ---------     --------    --------   --------
Net asset value - end of period                             $ 10.67     $ 10.58       $ 11.27     $  11.26    $  10.59    $ 10.66
                                                          ---------     -------     ---------     --------    --------   --------
Total return                                                   3.16%++    (1.89)%        4.46%       10.78%       3.77%      6.10%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                    1.62%[dag]  1.60%         1.68%        1.78%       1.92%      1.92%
 Net investment income                                         4.39%[dag]   4.38%         4.18%        4.39%       4.37%      4.27%
Portfolio turnover                                               24%         38%           26%          41%         64%       102%
Net assets at end of period (000 Omitted)                   $21,144     $20,224       $30,408     $ 26,618    $ 26,724    $28,068

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                    $  0.22       $0.45       $  0.46     $   0.48          --         --
   Ratios (to average net assets):
    Expenses##                                                 1.82%[dag]  1.78%         1.80%        1.85%         --         --
    Net investment income                                      4.19%[dag]  4.20%         4.06%        4.32%         --         --

   [dag] Annualized.
[2 dags] Not annualized.
       # Per share data are based on average shares outstanding.
      ## Ratios do not reflect expense reductions from certain expense offset arrangements.
      ++ Per share amount was less than $0.01.

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                                 North Carolina Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months
                                                               Ended                      Year Ended March 31,
                                                       September 30,   -------------------------------------------------------------
                                                                2000     2000        1999        1998        1997          1996
                                                       -----------------------------------------------------------------------------
                                                         (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                             Class A
------------------------------------------------------------------------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                  $11.35       $  12.14    $  12.15    $  11.56    $  11.57       $  11.42
                                                     --------       --------    --------    --------    --------       --------
Income from investment operations# -
 Net investment income[sec]                            $ 0.29          $0.59       $0.59       $0.59    $   0.59       $   0.59
 Net realized and unrealized gain (loss) on
  investments                                            0.11          (0.80)      (0.02)       0.59       (0.01)          0.15
                                                     --------       --------    --------    --------    --------       --------
  Total from investment operations                     $ 0.40       $  (0.21)      $0.57    $   1.18    $   0.58       $   0.74
                                                     --------       --------    --------    --------    --------       --------
Less distributions declared to shareholders -
 From net investment income                            $(0.29)      $  (0.58)   $  (0.58)   $  (0.59)   $  (0.59)      $  (0.59)
 In excess of net investment income                        --             --          --          --       (0.00)++++     (0.00)++++
                                                     --------       --------    --------    --------    --------       --------
  Total distributions declared to shareholders         $(0.29)      $  (0.58)   $  (0.58)   $  (0.59)   $  (0.59)      $  (0.59)
                                                     --------       --------    --------    --------    --------       --------
Net asset value - end of period                        $11.46       $  11.35    $  12.14    $  12.15    $  11.56       $  11.57
                                                     --------       --------    --------    --------    --------       --------
Total return++                                           3.62%[2 dags] (1.67)%      4.76%      10.36%       5.09%          6.56%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                              0.90%+         0.91%       0.98%       1.03%       1.08%          1.17%
 Net investment income                                   5.13%+         5.07%       4.76%       4.92%       5.05%          5.04%
Portfolio turnover                                         16%             9%         30%         24%         33%            30%
Net assets at end of period (000 Omitted)            $299,767       $310,624    $364,576    $380,595    $377,112       $409,347

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                             $   0.28       $   0.57    $   0.57    $   0.58    $   0.58             --
   Ratios (to average net assets):
    Expenses##                                           1.10%+         1.09%       1.10%       1.13%       1.15%            --
    Net investment income                                4.93%+         4.89%       4.64%       4.82%       4.98%            --

   [dag] Annualized.
[2 dags] Not annualized.
       # Per share data are based on average shares outstanding.
      ## Ratios do not reflect expense reductions from certain expense offset arrangements.
      ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
    ++++ Per share amount was less than $0.01.

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                              North Carolina Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                       Six Months
                                                            Ended                      Year Ended March 31,
                                                    September 30,      -------------------------------------------------------------
                                                             2000       2000        1999        1998        1997          1996
                                              --------------------------------------------------------------------------------------
                                                      (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                          Class B
------------------------------------------------------------------------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                     $ 11.35       $ 12.13    $  12.15    $  11.55      $ 11.56      $ 11.42
                                                          -------       -------    --------    --------      -------      -------
Income from investment operations# -
 Net investment income[sec]                               $  0.25         $0.51       $0.50       $0.51      $  0.50      $  0.50
 Net realized and unrealized gain (loss) on
  investments                                                0.11         (0.78)      (0.02)      0.60          0.00         0.14
                                                          -------       -------    --------    --------      -------      -------
  Total from investment operations                        $  0.36       $ (0.27)   $   0.48    $   1.11      $  0.50      $  0.64
                                                          -------       -------    --------    --------      -------      -------
Less distributions declared to shareholders -
 From net investment income                               $ (0.26)      $ (0.51)   $  (0.50)   $  (0.51)     $ (0.51)     $ (0.50)
 In excess of net investment income                            --            --          --          --        (0.00)++     (0.00)++
                                                          -------       -------    --------    --------      -------      -------
  Total distributions declared to shareholders            $ (0.26)      $ (0.51)   $  (0.50)   $  (0.51)     $ (0.51)     $ (0.50)
                                                          -------       -------    --------    --------      -------      -------
Net asset value - end of period                           $ 11.45       $ 11.35    $  12.13    $  12.15      $ 11.55      $ 11.56
                                                          -------       -------    --------    --------      -------      -------
Total return                                                 3.19%[2 dags](2.22)%      4.00%       9.75%        4.36%        5.70%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                  1.55%[dag]    1.56%       1.63%       1.68%        1.78%        1.90%
 Net investment income                                       4.48%[dag]    4.42%       4.11%       4.27%        4.36%        4.30%
Portfolio turnover                                             16%            9%         30%         24%          33%          30%
Net assets at end of period (000 Omitted)                 $48,264       $48,794    $ 52,033    $ 44,238      $39,035      $33,847

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                  $  0.24       $  0.49    $   0.49    $   0.50      $  0.49           --
   Ratios (to average net assets):
    Expenses##                                               1.75%[dag]    1.74%       1.75%       1.78%        1.85%          --
    Net investment income                                    4.28%[dag]    4.24%       3.99%       4.17%        4.29%          --

   [dag] Annualized.
[2 dags] Not annualized.
       # Per share data are based on average shares outstanding.
      ## Ratios do not reflect expense reductions from certain expense offset arrangements.
      ++ Per share amount was less than $0.01.

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                              North Carolina Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                       Six Months
                                                            Ended                      Year Ended March 31,
                                                    September 30,      -------------------------------------------------------------
                                                             2000         2000        1999        1998         1997         1996
                                              --------------------------------------------------------------------------------------
                                                      (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                          Class C
------------------------------------------------------------------------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                   $ 11.35          $ 12.13    $  12.15     $ 11.55      $ 11.56      $ 11.41
                                                        -------          -------    --------     -------      -------      -------
Income from investment operations# -
 Net investment income[sec]                             $  0.25            $0.51       $0.50       $0.51      $  0.52      $  0.51
 Net realized and unrealized gain (loss) on
  investments                                              0.11            (0.78)      (0.02)      0.60         (0.02)        0.15
                                                        -------          -------    --------     -------      -------      -------
  Total from investment operations                      $  0.36          $ (0.27)   $   0.48     $  1.11      $  0.50      $  0.66
                                                        -------          -------    --------     -------      -------      -------
Less distributions declared to shareholders -
 From net investment income                             $ (0.26)         $ (0.51)   $  (0.50)    $ (0.51)     $ (0.51)     $(0.51)
 In excess of net investment income                          --               --          --          --        (0.00)++    (0.00)++
                                                        -------          -------    --------     -------      -------      -------
  Total distributions declared to shareholders          $ (0.26)         $ (0.51)   $  (0.50)    $ (0.51)     $ (0.51)     $ (0.51)
                                                        -------          -------    --------     -------      -------      -------
Net asset value - end of period                         $ 11.45          $ 11.35    $  12.13     $ 12.15      $ 11.55      $ 11.56
                                                        -------          -------    --------     -------      -------      -------
Total return                                               3.19%[2 dags]  (2.22)%      4.00%       9.75%        4.41%        5.87%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                1.55%[dag]       1.56%       1.63%       1.68%        1.73%        1.83%
 Net investment income                                     4.47%[dag]       4.42%       4.11%       4.27%        4.40%        4.38%
Portfolio turnover                                           16%               9%         30%         24%          33%          30%
Net assets at end of period (000 Omitted)               $16,225          $14,206    $ 14,084     $ 8,143      $ 7,789      $ 9,352

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                $  0.24      $  0.49    $   0.49     $  0.50      $  0.51           --
   Ratios (to average net assets):
    Expenses##                                             1.75%+       1.74%       1.75%       1.78%        1.80%          --
    Net investment income                                  4.27%+       4.24%       3.99%       4.17%        4.33%          --

   [dag] Annualized.
[2 dags] Not annualized.
       # Per share data are based on average shares outstanding.
      ## Ratios do not reflect expense reductions from certain expense offset arrangements.
      ++ Per share amount was less than $0.01.

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                               Pennsylvania Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                      Six Months
                                                           Ended                             Year Ended March 31,
                                                   September 30,      -------------------------------------------------------------
                                                            2000         2000        1999         1998           1997          1996
                                                ------------------------------------------------------------------------------------
                                                     (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                         Class A
------------------------------------------------------------------------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                $  9.36          $  9.90     $  9.82      $  9.26       $   9.37       $  9.29
                                                     -------          -------     ------       -------       --------       -------
Income from investment operations# -
 Net investment income[sec]                          $  0.25          $  0.50     $  0.48      $  0.50       $   0.53       $  0.54
 Net realized and unrealized gain (loss) on
  investments                                           0.10            (0.55)       0.08         0.56           (0.10)        0.09
                                                     -------          -------     ------       -------       --------       -------
  Total from investment operations                   $  0.35          $ (0.05)    $  0.56      $  1.06       $   0.43       $  0.63
                                                     -------          -------     ------       -------       --------       -------
Less distributions declared to shareholders -
 From net investment income                          $ (0.25)         $ (0.49)    $ (0.48)     $ (0.50)      $  (0.54)      $ (0.55)
 In excess of net investment income                       --               --          --           --          (0.00)++++       --
                                                     -------          -------     -------      -------       --------       -------
  Total distributions declared to shareholders       $ (0.25)         $ (0.49)    $ (0.48)     $ (0.50)      $  (0.54)      $ (0.55)
                                                     -------          -------     -------      -------       --------       -------
Net asset value - end of period                      $  9.46          $  9.36     $  9.90      $  9.82       $   9.26       $  9.37
                                                     -------          -------     -------      -------       --------       -------
Total return++                                          3.78%[2 dags]   (0.45)%      5.85%       11.65%          4.67%         6.85%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                             0.36%[dag]       0.38%       0.45%        0.40%          0.10%         0.10%
 Net investment income                                  5.26%[dag]       5.19%       4.85%        5.15%          5.66%         5.76%
Portfolio turnover                                         5%              48%          8%          31%            42%           40%
Net assets at end of period (000 Omitted)            $27,723          $25,494     $21,695      $18,918       $ 16,933       $18,030

[sec]Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. The investment adviser has agreed to waive 0.40% of the reimbursement fee for an indefinite period of time. In addition, the investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

   Net investment income                                 $  0.22      $  0.44     $  0.43      $  0.44       $   0.45       $  0.45
   Ratios (to average net assets):
    Expenses##                                              0.96%[dag]   0.91%       0.93%        0.99%          0.95%         1.00%
    Net investment income                                   4.66%[dag]   4.66%       4.37%        4.56%          4.81%         4.86%

   [dag] Annualized.
[2 dags] Not annualized.
       # Per share data are based on average shares outstanding.
      ## Ratios do not reflect expense reductions for certain expense offset arrangements.
      ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
    ++++ Per share amount was less than $0.01.

See notes to financial statements.

----------------------------------------------------------------------

----------------------------------------------------------------------
                          Pennsylvania Fund
----------------------------------------------------------------------
                                                            Six Months
                                                                 Ended
                                                         September 30,
                                                                  2000
                                                        --------------
                                                           (Unaudited)
                                                        --------------
                                                               Class B
                                                        --------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                         $  9.38
                                                            ---------
Income from investment operations# -
 Net investment income[sec]                                   $  0.21
 Net realized and unrealized gain (loss) on
  investments                                                    0.11
                                                            ---------
  Total from investment operations                            $  0.32
                                                            ---------
Less distributions declared to shareholders -
 From net investment income                                   $ (0.21)
 In excess of net investment income                                --
                                                            ---------
  Total distributions declared to shareholders                $ (0.21)
                                                            ---------
Net asset value - end of period                               $  9.49
                                                            ---------
Total return                                                     3.47%[2 dags]
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                      1.15%[dag]
 Net investment income                                           4.47%[dag]
Portfolio turnover                                                  5%
Net assets at end of period (000 Omitted)                     $18,450

[sec] Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets.
      The investment adviser has agreed to waive 0.40% of the reimbursement fee for an indefinite period of time. In addition, the investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

  Net investment income                                       $  0.18
   Ratios (to average net assets):
    Expenses##                                                  1.75%[dag]
    Net investment income                                       3.87%[dag]

   [dag] Annualized.
[2 dags] Not annualized.
       # Per share data are based on average shares outstanding.
      ## Ratios do not reflect expense reductions for certain expense offset arrangements.
      ++ Per share amounts was less than $0.01.
                                                                             Year Ended March 31,
                                                        --------------------------------------------------------------
                                                             2000        1999        1998           1997       1996
                                                          --------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                     $  9.92      $ 9.84      $ 9.28        $  9.39     $ 9.29
                                                          -------      ------      ------      ---------     -------
Income from investment operations# -
 Net investment income[sec]                                 $0.42      $ 0.41      $ 0.42        $  0.46     $ 0.50
 Net realized and unrealized gain (loss) on
  investments                                               (0.55)       0.08        0.56          (0.11)      0.07
                                                          -------      ------      ------      ---------     -------
  Total from investment operations                        $ (0.13)     $ 0.49      $ 0.98        $  0.35     $ 0.57
                                                          -------      ------      ------      ---------     -------
Less distributions declared to shareholders -
 From net investment income                               $ (0.41)     $ (0.41)    $ (0.42)      $ (0.46)    $ (0.47)
 In excess of net investment income                            --           --          --         (0.00)++       --
                                                          -------      -------     -------     ---------     -------
  Total distributions declared to shareholders            $ (0.41)     $ (0.41)    $ (0.42)      $ (0.46)    $ (0.47)
                                                          -------      -------     -------     ---------     -------
Net asset value - end of period                             $9.38      $ 9.92      $ 9.84        $  9.28     $ 9.39
                                                          -------      -------     -------     ---------     -------
Total return                                                (1.25)%       5.02%      10.76%         3.83%       6.23%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                  1.19%        1.23%       1.19%         0.90%       0.88%
 Net investment income                                       4.35%        4.07%       4.36%         4.86%       4.98%
Portfolio turnover                                             48%           8%         31%           42%         40%
Net assets at end of period (000 Omitted)                 $17,496      $23,983     $20,551       $24,898     $24,170

[sec] Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets.
      The investment adviser has agreed to waive 0.40% of the reimbursement fee for an indefinite period of time. In addition, the investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

   Net investment income                                  $  0.37      $  0.33      $ 0.36        $ 0.38     $  0.41
   Ratios (to average net assets):
    Expenses##                                               1.72%        1.71%       1.78%         1.75%       1.85%
    Net investment income                                    3.82%        3.59%       3.77%         4.01%       4.01%

  [dag] Annualized.
[2 dag] Not annualized.
      # Per share data are based on average shares outstanding.
     ## Ratios do not reflect expense reductions for certain expense offset arrangements.
     ++ Per share amounts was less than $0.01.

See notes to financial statements.

------------------------------------------------------------------------------------
                                South Carolina Fund
------------------------------------------------------------------------------------
                                                            Six Months   Year Ended
                                                                 Ended    March 31,
                                                         September 30, --------------
                                                                  2000      2000
                                                        ----------------------------
                                                           (Unaudited)
                                                        ----------------------------
                                                               Class A
                                                        ----------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                     $  11.58           $ 12.48
                                                          ---------          -------
Income from investment operations# -
 Net investment income[sec]                               $   0.31           $  0.58
 Net realized and unrealized gain (loss) on
  investments                                                 0.10             (0.86)
                                                          ---------          -------
  Total from investment operations                        $   0.41           $ (0.28)
                                                          ---------          -------
Less distributions declared to shareholders -
 From net investment income                               $  (0.29)          $ (0.58)
 From net realized gain on investments                          --           $ (0.03)
 In excess of net investment income                             --                --
 In excess of net realized gain on investments                  --             (0.01)
                                                          ---------          -------
  Total distributions declared to shareholders            $  (0.29)          $ (0.62)
                                                          ---------          -------
Net asset value - end of period                           $  11.70           $ 11.58
                                                          ---------          -------
Total return++                                                3.61%++          (2.27)%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                   0.95%[dag]        0.94%
 Net investment income                                        5.27%[dag]        4.91%
Portfolio turnover                                              22%               18%
Net assets at end of period (000 Omitted)                 $116,050           $121,064

[sec] The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                  $   0.29          $   0.56
   Ratios (to average net assets):
    Expenses##                                                1.15%[dag]        1.12%
    Net investment income                                     5.07%[dag]        4.73%

   [dag] Annualized.
[2 dags] Not annualized.
       # Per share data are based on average shares outstanding.
      ## Ratios do not reflect expense reductions from certain expense offset arrangements.
      ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
    ++++ Per share amount was less than $0.01.

                                                                                Year Ended March 31,
                                                        ---------------------------------------------------------------------
                                                                 1999               1998           1997             1996
                                                        ---------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                        $  12.52           $  11.88        $ 11.97         $  11.86
                                                           ----------         ----------        -------       ----------
Income from investment operations# -
 Net investment income[sec]                                  $   0.57           $   0.60        $  0.62         $   0.62
 Net realized and unrealized gain (loss) on
  investments                                                   (0.04)              0.64          (0.10)           0.11
                                                           ----------         ----------        --------      ----------
  Total from investment operations                           $   0.53           $   1.24        $  0.52         $   0.73
                                                           ----------         ----------        --------      ----------
Less distributions declared to shareholders -
 From net investment income                                  $  (0.57)          $  (0.60)       $ (0.61)        $  (0.62)
 From net realized gain on investments                             --                 --             --               --
 In excess of net investment income                             (0.00)++++         (0.00)++++        --            (0.00)++++
 In excess of net realized gain on investments                     --                 --             --               --
                                                           ----------         ----------        --------      ----------
  Total distributions declared to shareholders               $  (0.57)          $  (0.60)       $ (0.61)        $  (0.62)
                                                           ----------         ----------        --------      ----------
Net asset value - end of period                              $  12.48           $  12.52        $ 11.88         $  11.97
                                                           ----------         ----------        --------      ----------
Total return++                                                   4.33%             10.62%          4.46%            6.20%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                      1.02%              1.06%          1.10%            1.20%
 Net investment income                                           4.55%              4.86%          5.17%            5.10%
Portfolio turnover                                                 25%                29%            13%              18%
Net assets at end of period (000 Omitted)                    $145,787           $148,820       $148,908         $166,801

[sec] The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                     $   0.56           $   0.59          $0.16               --
   Ratios (to average net assets):
    Expenses##                                                   1.14%              1.16%          1.16%              --
    Net investment income                                        4.43%              4.76%          5.11%              --

   [dag]Annualized.
{2 dags]Not annualized.
       #Per share data are based on average shares outstanding.
      ##Ratios do not reflect expense reductions from certain expense offset arrangements.
      ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
    ++++Per share amount was less than $0.01.

See notes to financial statements.

-------------------------------------------------------------------
                         South Carolina Fund
-------------------------------------------------------------------
                                                         Six Months
                                                              Ended
                                                      September 30,
                                                               2000
                                                     --------------
                                                        (Unaudited)
                                                     --------------
                                                            Class B
                                                     --------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                       $ 11.58
                                                          ---------
Income from investment operations# -
 Net investment income[sec]                                 $  0.27
 Net realized and unrealized gain (loss) on
  investments                                                  0.09
                                                          ---------
  Total from investment operations                          $  0.36
                                                          ---------
Less distributions declared to shareholders -
 From net investment income                                 $ (0.25)
 From net realized gain on investments                           --
 In excess of net investment income                              --
 In excess of net realized gain on investments                   --
                                                          ---------
  Total distributions declared to shareholders              $ (0.25)
                                                          ---------
Net asset value - end of period                             $ 11.69
                                                          ---------
Total return                                                   3.19%[2 dags]
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                    1.60%[dag]
 Net investment income                                         4.61%[dag]
Portfolio turnover                                               22%
Net assets at end of period (000 Omitted)                   $30,595

[sec] The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                    $  0.26
   Ratios (to average net assets):
    Expenses##                                                 1.80%[dag]
    Net investment income                                      4.41%[dag]

   [dag] Annualized.
[2 dags] Not annualized.
       # Per share data are based on average shares outstanding.
      ## Ratios do not reflect expense reductions from certain expense offset arrangements.
      ++ Per share amount was less than $0.01.

                                                                                Year Ended March 31,
                                                        --------------------------------------------------------------------
                                                             2000         1999            1998         1997          1996
                                                        --------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                     $ 12.47       $ 12.52        $ 11.88      $ 11.97       $ 11.86
                                                          -------     ---------      ---------      -------     ----------
Income from investment operations# -
 Net investment income[sec]                                 $0.51       $  0.48        $  0.52        $0.54       $  0.52
 Net realized and unrealized gain (loss) on
  investments                                               (0.86)        (0.04)          0.64        (0.10)         0.12
                                                          -------     ---------      ---------      -------     ----------
  Total from investment operations                        $ (0.35)      $  0.44        $  1.16        $0.44       $  0.64
                                                          -------     ---------      ---------      -------     ----------
Less distributions declared to shareholders -
 From net investment income                               $ (0.50)      $ (0.49)       $ (0.52)      $(0.53)      $ (0.53)
 From net realized gain on investments                    $ (0.03)           --             --           --            --
 In excess of net investment income                            --         (0.00)++       (0.00)++        --         (0.00)++
 In excess of net realized gain on investments              (0.01)           --             --           --            --
                                                          -------     ---------      ---------     --------     ----------
  Total distributions declared to shareholders            $ (0.54)      $ (0.49)       $ (0.52)      $(0.53)      $ (0.53)
                                                          -------     ---------      ---------     --------     ----------
Net asset value - end of period                           $ 11.58       $ 12.47        $ 12.52       $11.88        $ 11.97
                                                          -------     ---------      ---------     --------     ----------
Total return                                                (2.82)%        3.57%          9.91%        3.73%         5.43%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                  1.59%         1.67%          1.71%        1.79%         1.92%
 Net investment income                                       4.26%         3.90%          4.21%        4.48%         4.35%
Portfolio turnover                                             18%           25%            29%          13%           18%
Net assets at end of period (000 Omitted)                 $31,532       $36,226        $28,086     $ 21,871       $18,420

[sec] The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                  $  0.48       $  0.47        $  0.51     $   0.53            --
   Ratios (to average net assets):
    Expenses##                                               1.77%         1.79%          1.81%        1.85%           --
    Net investment income                                    4.08%         0.37%          4.11%        4.42%           --

   [dag] Annualized.
[2 dags] Not annualized.
       # Per share data are based on average shares outstanding.
      ## Ratios do not reflect expense reductions from certain expense offset arrangements.
      ++ Per share amount was less than $0.01.

See notes to financial statements.

------------------------------------------------------------------

                            Tennessee Fund
-------------------------------------------------------------------
                                                         Six Months
                                                              Ended
                                                      September 30,
                                                               2000
                                                     --------------
                                                        (Unaudited)
                                                     --------------
                                                            Class A
                                                     --------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                       $ 10.11
                                                          ---------
Income from investment operations# -
 Net investment income[sec]                                 $  0.25
 Net realized and unrealized gain (loss) on
  investments                                                  0.10
                                                          ---------
  Total from investment operations                          $  0.35
                                                          ---------
Less distributions declared to shareholders -
 From net investment income                                 $ (0.25)
 From net realized gain on investments                           --
 In excess of net investment income                              --
 In excess of net realized gain on investments                   --
                                                          ---------
  Total distributions declared to shareholders              $ (0.25)
                                                          ---------
Net asset value - end of period                             $ 10.21
                                                          ---------
Total return++                                                 3.52%[2 dags]
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                    0.96%[dag]
 Net investment income                                         4.95%[dag]
Portfolio turnover                                                8%
Net assets at end of period (000 Omitted)                   $97,406

[sec] The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                    $  0.24
   Ratios (to average net assets):
    Expenses##                                                 1.16%[dag]
    Net investment income                                      4.75%[dag]

   [dag] Annualized.
[2 dags] Not annualized.
       # Per share data are based on average shares outstanding.
      ## Ratios do not reflect expense reductions from certain expense offset arrangements.
      ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
    ++++ Per share amount was less than $0.01.

                                                                          Year Ended March 31,
                                                        ---------------------------------------------------------
                                                                      2000         1999         1998         1997
                                                        ------------------ ------------ ------------ ------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                        $  10.87        $  10.91     $  10.32     $  10.40
                                                           ----------        --------     --------     --------
Income from investment operations# -
 Net investment income[sec]                                  $   0.50        $   0.53        $0.53        $0.55
 Net realized and unrealized gain (loss) on
  investments                                                   (0.69)          (0.02)        0.60        (0.09)
                                                           ----------        --------     --------     --------
  Total from investment operations                           $  (0.19)       $   0.51        $1.13        $0.46
                                                           ----------        --------     --------     --------
Less distributions declared to shareholders -
 From net investment income                                  $  (0.50)       $  (0.52)    $  (0.53)    $ (0.54)
 From net realized gain on investments                          (0.07)          (0.03)          --           --
 In excess of net investment income                                --              --        (0.01)          --
 In excess of net realized gain on investments                  (0.00)++++         --           --           --
                                                           ----------        --------     --------     --------
  Total distributions declared to shareholders               $  (0.57)       $  (0.55)    $  (0.54)    $ (0.54)
                                                           ----------        --------     --------     --------
Net asset value - end of period                              $  10.11        $  10.87     $  10.91     $  10.32
                                                           ----------        --------     --------     --------
Total return++                                                  (1.75)%          4.80%       11.11%        4.48%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                      0.96%           1.02%        1.07%        1.10%
 Net investment income                                           4.80%           4.79%        4.97%        5.26%
Portfolio turnover                                                 20%             16%          26%          20%
Net assets at end of period (000 Omitted)                    $100,251        $117,296     $108,871     $108,000

[sec] The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

  Net investment income                                     $   0.48          $  0.51     $   0.52        $0.54
   Ratios (to average net assets):
    Expenses##                                                   1.14%           1.14%        1.17%        1.16%
    Net investment income                                        4.62%           4.67%        4.87%        5.20%

   [dag] Annualized.
[2 dags] Not annualized.
       # Per share data are based on average shares outstanding.
      ## Ratios do not reflect expense reductions from certain expense offset arrangements.
      ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
    ++++ Per share amount was less than $0.01.

                                                       Year Ended March 31,
                                                       --------------------
                                                               1996
                                                       --------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                        $  10.27
                                                           ----------
Income from investment operations# -
 Net investment income[sec]                                  $   0.54
 Net realized and unrealized gain (loss) on
  investments                                                    0.13
                                                           ----------
  Total from investment operations                           $   0.67
                                                           ----------
Less distributions declared to shareholders -
 From net investment income                                  $  (0.54)
 From net realized gain on investments                             --
 In excess of net investment income                             (0.00)++++
 In excess of net realized gain on investments                     --
                                                           ----------
  Total distributions declared to shareholders               $  (0.54)
                                                           ----------
Net asset value - end of period                              $  10.40
                                                           ----------
Total return++                                                   6.66%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                      1.21%
 Net investment income                                           5.18%
Portfolio turnover                                                 20%
Net assets at end of period (000 Omitted)                    $109,811

[sec] The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                           --
   Ratios (to average net assets):
    Expenses##                                                     --
    Net investment income                                          --

   [dag] Annualized.
[2 dags] Not annualized.
       # Per share data are based on average shares outstanding.
      ## Ratios do not reflect expense reductions from certain expense offset arrangements.
      ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
    ++++ Per share amount was less than $0.01.

See notes to financial statements.

-------------------------------------------------------------------
                            Tennessee Fund
-------------------------------------------------------------------
                                                         Six Months
                                                              Ended
                                                      September 30,
                                                               2000
                                                     --------------
                                                        (Unaudited)
                                                     --------------
                                                            Class B
                                                     --------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                       $ 10.10
                                                          ---------
Income from investment operations# -
 Net investment income[sec]                                 $  0.22
 Net realized and unrealized gain (loss) on
  investments                                                  0.10
                                                          ---------
  Total from investment operations                          $  0.32
                                                          ---------
Less distributions declared to shareholders -
 From net investment income                                 $ (0.22)
 From net realized gain on investments                           --
 In excess of net investment income                              --
 In excess of net realized gain on investments                   --
                                                          ---------
  Total distributions declared to shareholders              $ (0.22)
                                                          ---------
Net asset value - end of period                             $ 10.20
                                                          ---------
Total return                                                   3.19%[2 dags]
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                    1.61%[dag]
 Net investment income                                         4.29%[dag]
Portfolio turnover                                                8%
Net assets at end of period (000 Omitted)                   $21,617

[sec] The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                    $  0.21
   Ratios (to average daily net assets):
    Expenses##                                                 1.81%[dag]
    Net investment income                                      4.09%[dag]

   [dag] Annualized.
[2 dags] Not annualized.
       # Per share data are based on average shares outstanding.
      ## Ratios do not reflect expense reductions from certain expense offset arrangements.
      ++ Per share amount was less than $0.01.

                                                                              Year Ended March 31,
                                                        -----------------------------------------------------------------
                                                               2000         1999        1998        1997         1996
                                                        -----------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                       $ 10.86     $  10.91     $ 10.31     $ 10.39       $ 10.26
                                                          ---------      -------     -------     -------     ---------
Income from investment operations# -
 Net investment income[sec]                                 $  0.43        $0.45     $  0.46     $  0.47       $  0.46
 Net realized and unrealized gain (loss) on
  investments                                                 (0.69)       (0.02)       0.61       (0.09)         0.14
                                                          ---------      -------     -------     -------     ---------
  Total from investment operations                          $ (0.26)       $0.43     $  1.07       $0.38       $  0.60
                                                          ---------      -------     -------     -------     ---------
Less distributions declared to shareholders -
 From net investment income                                 $ (0.43)    $  (0.45)    $ (0.46)    $ (0.46)      $ (0.47)
 From net realized gain on investments                        (0.07)       (0.03)         --          --            --
 In excess of net investment income                              --           --       (0.01)         --         (0.00)++
 In excess of net realized gain on investments                (0.00)++        --          --          --            --
                                                          ---------     --------    --------    --------     ---------
  Total distributions declared to shareholders              $ (0.50)    $  (0.48)    $ (0.47)    $ (0.46)       $(0.47)
                                                          ---------     --------    --------    --------     ---------
Net asset value - end of period                             $ 10.10     $  10.86     $ 10.91     $ 10.31        $ 10.39
                                                          ---------     --------    --------    --------     ---------
Total return                                                  (2.39)%       4.04%      10.51%       3.76%         5.89%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                    1.61%        1.67%       1.72%       1.79%         1.93%
 Net investment income                                         4.15%        4.14%       4.32%       4.57%         4.43%
Portfolio turnover                                               20%          16%         26%         20%           20%
Net assets at end of period (000 Omitted)                   $21,321     $ 22,765     $18,198     $14,436       $12,935

[sec] The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                    $  0.41     $   0.44     $  0.45     $  0.46            --
   Ratios (to average daily net assets):
    Expenses##                                                 1.79%        1.79%       1.82%       1.85%           --
    Net investment income                                      3.97%        4.02%       4.22%       4.51%           --

   [dag] Annualized.
[2 dags] Not annualized.
       # Per share data are based on average shares outstanding.
      ## Ratios do not reflect expense reductions from certain expense offset arrangements.
      ++ Per share amount was less than $0.01.

See notes to financial statements.

----------------------------------------------------------------------
                            Virginia Fund
----------------------------------------------------------------------
                                                            Six Months
                                                                 Ended
                                                         September 30,
                                                                  2000
                                                        --------------
                                                           (Unaudited)
                                                        --------------
                                                               Class A
                                                        --------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                     $  10.91
                                                          ---------
Income from investment operations# -
 Net investment income[sec]                               $   0.28
 Net realized and unrealized gain (loss) on
  investments                                                 0.09
                                                          ---------
  Total from investment operations                        $   0.37
                                                          ---------
Less distributions declared to shareholders -
 From net investment income                               $  (0.28)
 In excess of net investment income                             --
                                                          ---------
  Total distributions declared to shareholders            $  (0.28)
                                                          ---------
Net asset value - end of period                           $  11.00
                                                          ---------
Total return++                                                3.47%[2 dags]
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                   0.92%[dag]
 Net investment income                                        5.17%[dag]
Portfolio turnover                                              16%
Net assets at end of period (000 Omitted)                 $300,709

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                  $   0.27
   Ratios (to average net assets):
    Expenses##                                                1.12%[dag]
    Net investment income                                     4.97%[dag]

   [dag] Annualized.
[2 dags] Not annualized.
       # Per share data are based on average shares outstanding.
      ## Ratios do not reflect expense reductions from certain expense offset arrangements.
      ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
    ++++ Per share amount was less than $0.01.

                                                                           Year Ended March 31,
                                                        ----------------------------------------------------------
                                                              2000         1999             1998          1997
                                                        ------------- ------------ ------------------ ------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                     $  11.60      $  11.61        $  11.06        $ 11.21
                                                          --------      --------       ---------        -------
Income from investment operations# -
 Net investment income[sec]                                  $0.57      $   0.55        $   0.57        $  0.59
 Net realized and unrealized gain (loss) on
  investments                                                (0.70)        (0.01)           0.55           (0.15)
                                                          --------      --------      ----------        --------
  Total from investment operations                        $  (0.13)     $   0.54        $   1.12        $   0.44
                                                          --------      --------      ----------        --------
Less distributions declared to shareholders -
 From net investment income                               $  (0.56)     $  (0.55)       $  (0.57)       $ (0.59)
 In excess of net investment income                             --            --           (0.00)++++         --
                                                          --------      --------      ----------        --------
  Total distributions declared to shareholders            $  (0.56)     $  (0.55)       $  (0.57)       $  (0.59)
                                                          --------      --------      ----------        --------
Net asset value - end of period                           $  10.91      $  11.60        $  11.61        $  11.06
                                                          --------      --------      ----------        --------
Total return++                                               (1.09)%        4.71%          10.32%           3.97%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                   0.91%         0.99%           1.03%           1.08%
 Net investment income                                        5.07%         4.73%           4.97%           5.27%
Portfolio turnover                                              13%           24%             39%             42%
Net assets at end of period (000 Omitted)                 $311,934      $365,880        $373,024        $379,185

[sec] The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                  $   0.54      $   0.54        $   0.56        $   0.58
   Ratios (to average net assets):
    Expenses##                                                1.09%         1.11%           1.13%           1.14%
    Net investment income                                     4.89%         4.61%           4.87%           5.21%

   [dag] Annualized.
[2 dags] Not annualized.
       # Per share data are based on average shares outstanding.
      ## Ratios do not reflect expense reductions from certain expense offset arrangements.
      ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
    ++++ Per share amount was less than $0.01.

                                                       Year Ended March 31,
                                                       --------------------
                                                              1996
                                                       --------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                        $  11.09
                                                           ----------
Income from investment operations# -
 Net investment income[sec]                                  $   0.59
 Net realized and unrealized gain (loss) on
  investments                                                    0.13
                                                           ----------
  Total from investment operations                           $   0.72
                                                           ----------
Less distributions declared to shareholders -
 From net investment income                                  $  (0.60)
 In excess of net investment income                             (0.00)++++
                                                           ----------
  Total distributions declared to shareholders               $  (0.60)
                                                           ----------
Net asset value - end of period                              $  11.21
                                                           ----------
Total return++                                                   6.52%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                      1.18%
 Net investment income                                           5.20%
Portfolio turnover                                                 42%
Net assets at end of period (000 Omitted)                    $418,408

[sec] The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                           --
   Ratios (to average net assets):
    Expenses##                                                     --
    Net investment income                                          --

   [dag] Annualized.
[2 dags] Not annualized.
       # Per share data are based on average shares outstanding.
      ## Ratios do not reflect expense reductions from certain expense offset arrangements.
      ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
    ++++ Per share amount was less than $0.01.

See notes to financial statements.

-------------------------------------------------------------------
                            Virginia Fund
-------------------------------------------------------------------
                                                         Six Months
                                                              Ended
                                                      September 30,
                                                               2000
                                                     --------------
                                                        (Unaudited)
                                                     --------------
                                                            Class B
                                                     --------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                       $ 10.91
                                                          ---------
Income from investment operations# -
 Net investment income[sec]                                 $  0.25
 Net realized and unrealized gain (loss) on
  investments                                                  0.08
                                                          ---------
  Total from investment operations                          $  0.33
                                                          ---------
Less distributions declared to shareholders -
 From net investment income                                 $ (0.25)
 In excess of net investment income                              --
                                                          ---------
  Total distributions declared to shareholders              $ (0.25)
                                                          ---------
Net asset value - end of period                             $ 10.99
                                                          ---------
Total return                                                   3.04%[2 dags]
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                    1.57%[dag]
 Net investment income                                         4.51%[dag]
Portfolio turnover                                               16%
Net assets at end of period (000 Omitted)                   $28,198

[sec] The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                    $  0.24
   Ratios (to average net assets):
    Expenses##                                                 1.77%[dag]
    Net investment income                                      4.31%[dag]

   [dag] Annualized.
[2 dags] Not annualized.
       # Per share data are based on average shares outstanding.
      ## Ratios do not reflect expense reductions from certain expense offset arrangements.
      ++ Per share amount was less than $0.01.

                                                                             Year Ended March 31,
                                                        --------------------------------------------------------------
                                                             2000        1999        1998        1997           1996
                                                        --------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                     $ 11.60    $  11.61     $ 11.06     $ 11.21       $ 11.08
                                                          -------     -------     -------     -------     ---------
Income from investment operations# -
 Net investment income[sec]                                 $0.49       $0.47       $0.49     $  0.51       $  0.51
 Net realized and unrealized gain (loss) on
  investments                                               (0.70)      (0.01)       0.56       (0.15)         0.13
                                                          -------     -------     -------     -------     ---------
  Total from investment operations                        $ (0.21)      $0.46       $1.05     $  0.36       $  0.64
                                                          -------     -------     -------     -------     ---------
Less distributions declared to shareholders -
 From net investment income                               $ (0.48)     $(0.47)   $  (0.49)    $ (0.51)      $ (0.51)
 In excess of net investment income                            --          --       (0.01)         --         (0.00)++
                                                          -------    --------    --------    --------     ---------
  Total distributions declared to shareholders            $ (0.48)     $(0.47)   $  (0.50)    $ (0.51)      $ (0.51)
                                                          -------    --------    --------    --------     ---------
Net asset value - end of period                           $ 10.91    $  11.60    $  11.61     $ 11.06       $  11.21
                                                          -------    --------    --------    --------     ---------
Total return                                                (1.73)%      4.04%       9.61%       3.24%         5.85%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                  1.56%       1.64%       1.68%       1.78%         1.90%
 Net investment income                                       4.42%       4.08%       4.32%       4.57%         4.46%
Portfolio turnover                                             13%         24%         39%         42%           42%
Net assets at end of period (000 Omitted)                 $29,316    $ 35,644    $ 32,902     $30,567       $28,420

[sec] The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                    $0.47    $   0.46    $   0.48     $  0.50            --
   Ratios (to average net assets):
    Expenses##                                               1.74%       1.76%       1.78%       1.84%           --
    Net investment income                                    4.24%       3.96%       4.22%       4.51%           --

   [dag] Annualized.
[2 dags] Not annualized.
       # Per share data are based on average shares outstanding.
      ## Ratios do not reflect expense reductions from certain expense offset arrangements.
      ++ Per share amount was less than $0.01.

See notes to financial statements.

--------------------------------------------------------------------
                            Virginia Fund
--------------------------------------------------------------------
                                                          Six Months
                                                               Ended
                                                       September 30,
                                                                2000
                                                      --------------
                                                         (Unaudited)
                                                      --------------
                                                             Class C
                                                      --------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                       $ 10.91
                                                          ---------
Income from investment operations# -
 Net investment income[sec]                                 $  0.25
 Net realized and unrealized gain (loss) on
  investments                                                  0.09
                                                          ---------
  Total from investment operations                          $  0.34
                                                          ---------
Less distributions declared to shareholders -
 From net investment income                                 $ (0.25)
 In excess of net investment income                              --
                                                          ---------
  Total distributions declared to shareholders              $ (0.25)
                                                          ---------
Net asset value - end of period                             $ 11.00
                                                          ---------
Total return                                                   3.13%[2 dags]
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                    1.57%[dag]
 Net investment income                                         4.51%[dag]
Portfolio turnover                                               16%
Net assets at end of period (000 Omitted)                   $ 5,377

[sec] The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                    $  0.24
   Ratios (to average net assets):
    Expenses##                                                 1.77%[dag]
    Net investment income                                      4.31%[dag]

   [dag] Annualized.
[2 dags] Not annualized.
       # Per share data are based on average shares outstanding.
      ## Ratios do not reflect expense reductions from certain expense offset arrangements.
      ++ Per share amount was less than $0.01.

                                                                             Year Ended March 31,
                                                        --------------------------------------------------------------
                                                             2000        1999        1998        1997          1996
                                                        --------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                     $ 11.60      $11.61      $11.06      $11.21       $ 11.07
                                                          -------     -------     -------     -------     ---------
Income from investment operations# -
 Net investment income[sec]                                 $0.49      $ 0.47      $ 0.49      $ 0.52       $  0.51
 Net realized and unrealized gain (loss) on
  investments                                               (0.70)      (0.01)       0.56       (0.16)         0.15
                                                          -------     -------     -------     -------     ---------
  Total from investment operations                        $ (0.21)     $ 0.46      $ 1.05      $ 0.36       $  0.66
                                                          -------     -------     -------     -------     ---------
Less distributions declared to shareholders -
 From net investment income                               $ (0.48)     $(0.47)     $(0.49)     $(0.51)      $ (0.52)
 In excess of net investment income                            --          --       (0.01)         --         (0.00)++
                                                          -------    --------    --------    --------     ---------
  Total distributions declared to shareholders            $ (0.48)     $(0.47)     $(0.50)     $(0.51)      $ (0.52)
                                                          -------    --------    --------    --------     ---------
Net asset value - end of period                           $ 10.91      $11.60      $11.61      $11.06       $ 11.21
                                                          -------    --------    --------    --------     ---------
Total return                                                (1.73)%      4.04%       9.61%       3.30%         6.02%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                  1.56%       1.64%       1.68%       1.72%         1.83%
 Net investment income                                       4.42%       4.08%       4.32%       4.63%         4.53%
Portfolio turnover                                             13%         24%         39%         42%           42%
Net assets at end of period (000 Omitted)                 $ 5,171      $6,523      $3,082      $3,182       $ 3,366

[sec] The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                  $  0.47      $ 0.46      $ 0.48      $ 0.51            --
   Ratios (to average net assets):
    Expenses##                                               1.74%       1.76%       1.78%       1.78%           --
    Net investment income                                    4.24%       3.96%       4.22%       4.57%           --

   [dag]Annualized.
[2 dags]Not annualized.
       #Per share data are based on average shares outstanding.
      ##Ratios do not reflect expense reductions from certain expense offset arrangements.
      ++Per share amount was less than $0.01.

See notes to financial statements.

-------------------------------------------------------------------
                          West Virginia Fund
-------------------------------------------------------------------
                                                         Six Months
                                                              Ended
                                                      September 30,
                                                               2000
                                                     --------------
                                                        (Unaudited)
                                                     --------------
                                                            Class A
                                                     --------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                     $  10.95
                                                          ---------
Income from investment operations# -
 Net investment income[sec]                               $   0.29
 Net realized and unrealized gain (loss) on
  investments                                                 0.12
                                                          ---------
  Total from investment operations                        $   0.41
                                                          ---------
Less distributions declared to shareholders -
 From net investment income                               $  (0.29)
 In excess of net investment income                             --
                                                          ---------
  Total distributions declared to shareholders            $  (0.29)
                                                          ---------
Net asset value - end of period                           $  11.07
                                                          ---------
Total return++                                                3.76%[2 dags]
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                   0.96%[dag]
 Net investment income                                        5.21%[dag]
Portfolio turnover                                               8%
Net assets at end of period (000 Omitted)                 $114,954

[sec] The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                    $ 0.27
   Ratios (to average net assets):
    Expenses##                                                1.16%[dag]
    Net investment income                                     5.01%[dag]

   [dag] Annualized.
[2 dags] Not annualized.
       # Per share data are based on average shares outstanding.
      ## Ratios do not reflect expense reductions from certain expense offset arrangements.
      ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
    ++++ Per share amount was less than $0.01.

                                                                            Year Ended March 31,
                                                        -----------------------------------------------------------
                                                              2000             1999           1998           1997
                                                        -----------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                      $ 11.75         $  11.77        $ 11.31       $ 11.33
                                                           -------       ----------        -------       ----------
Income from investment operations# -
 Net investment income[sec]                                $  0.57         $   0.56        $  0.58       $  0.60
 Net realized and unrealized gain (loss) on
  investments                                                (0.80)           (0.01)          0.47         (0.02)
                                                           -------       ----------        -------       ----------
  Total from investment operations                         $ (0.23)        $   0.55        $  1.05       $  0.58
                                                           -------       ----------        -------       ----------
Less distributions declared to shareholders -
 From net investment income                                $ (0.57)        $  (0.57)       $ (0.58)       $(0.60)
 In excess of net investment income                             --            (0.00)++++     (0.01)           --
                                                           -------       ----------        --------      ----------
  Total distributions declared to shareholders             $ (0.57)        $  (0.57)       $ (0.59)      $ (0.60)
                                                           -------       ----------        --------      ----------
Net asset value - end of period                            $ 10.95         $  11.75        $ 11.77       $ 11.31
                                                           -------       ----------        --------      ----------
Total return++                                               (1.89)%           4.73%          9.42%         5.20%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                   0.95%            1.02%          1.10%         1.17%
 Net investment income                                        5.13%            4.78%          4.98%         5.28%
Portfolio turnover                                              30%              13%            17%           21%
Net assets at end of period (000 Omitted)                 $117,174         $133,456       $130,002      $126,107

[sec] The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                   $  0.55         $   0.55        $  0.57            --
   Ratios (to average net assets):
    Expenses##                                                1.13%            1.14%          1.17%           --
    Net investment income                                     4.95%            4.66%          4.91%           --

   [dag] Annualized.
[2 dags] Not annualized.
       # Per share data are based on average shares outstanding.
      ## Ratios do not reflect expense reductions from certain expense offset arrangements.
      ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
    ++++ Per share amount was less than $0.01.

                                                         Year Ended March 31,
                                                        ---------------------
                                                                 1996
                                                        ---------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                        $  11.21
                                                           ----------
Income from investment operations# -
 Net investment income[sec]                                  $   0.61
 Net realized and unrealized gain (loss) on
  investments                                                    0.12
                                                           ----------
  Total from investment operations                           $   0.73
                                                           ----------
Less distributions declared to shareholders -
 From net investment income                                  $  (0.61)
 In excess of net investment income                             (0.00)++++
                                                           ----------
  Total distributions declared to shareholders               $  (0.61)
                                                           ----------
Net asset value - end of period                              $  11.33
                                                           ----------
Total return++                                                   6.58%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                      1.22%
 Net investment income                                           5.30%
Portfolio turnover                                                 11%
Net assets at end of period (000 Omitted)                    $134,514

[sec] The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

  Net investment income                                            --
   Ratios (to average net assets):
    Expenses##                                                     --
    Net investment income                                          --

   [dag] Annualized.
[2 dags] Not annualized.
       # Per share data are based on average shares outstanding.
      ## Ratios do not reflect expense reductions from certain expense offset arrangements.
      ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
    ++++ Per share amount was less than $0.01.

See notes to financial statements.

--------------------------------------------------------------------
                          West Virginia Fund
--------------------------------------------------------------------
                                                          Six Months
                                                               Ended
                                                       September 30,
                                                                2000
                                                      --------------
                                                         (Unaudited)
                                                      --------------
                                                             Class B
                                                      --------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                       $ 10.94
                                                          ---------
Income from investment operations# -
 Net investment income[sec]                                 $  0.25
 Net realized and unrealized gain (loss) on
  investments                                                  0.13
                                                          ---------
  Total from investment operations                          $  0.38
                                                          ---------
Less distributions declared to shareholders -
 From net investment income                                 $ (0.25)
 In excess of net investment income                              --
                                                          ---------
  Total distributions declared to shareholders              $ (0.25)
                                                          ---------
Net asset value - end of period                             $ 11.07
                                                          ---------
Total return                                                   3.52%[2 dags]
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                    1.61%[dag]
 Net investment income                                         4.56%[dag]
Portfolio turnover                                                8%
Net assets at end of period (000 Omitted)                   $14,907

[sec] The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                    $  0.24
   Ratios (to average net assets):
    Expenses##                                                 1.81%+
    Net investment income                                      4.36%+

   [dag] Annualized.
[2 dags] Not annualized.
       # Per share data are based on average shares outstanding.
      ## Ratios do not reflect expense reductions from certain expense offset arrangements.
      ++ Per share amount was less than $0.01.

                                                                                 Year Ended March 31,
                                                        -----------------------------------------------------------------------
                                                             2000          1999           1998           1997           1996
                                                        -----------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                     $ 11.74       $ 11.77        $ 11.31       $ 11.33         $ 11.21
                                                          -------     ---------      ---------       ---------     ----------
Income from investment operations# -
 Net investment income[sec]                                 $0.50       $  0.49        $  0.51       $  0.52         $  0.52
 Net realized and unrealized gain (loss) on
  investments                                               (0.80)        (0.03)          0.46         (0.02)           0.12
                                                          -------     ---------      ---------       ---------     ----------
  Total from investment operations                        $ (0.30)      $  0.46        $  0.97       $   0.50         $  0.64
                                                          -------     ---------      ---------       ---------     ----------
Less distributions declared to shareholders -
 From net investment income                               $ (0.50)      $ (0.49)       $ (0.51)      $ (0.52)        $ (0.52)
 In excess of net investment income                            --         (0.00)++       (0.00)++         --           (0.00)++
                                                          -------     ---------      ---------      ----------     ----------
  Total distributions declared to shareholders            $ (0.50)      $ (0.49)       $ (0.51)      $ (0.52)        $ (0.52)
                                                          -------     ---------      ---------      ----------     ----------
Net asset value - end of period                           $ 10.94       $ 11.74        $ 11.77       $ 11.31          $ 11.33
                                                          -------     ---------      ---------      ----------     ----------
Total return                                                (2.53)%        3.97%          8.72%         4.47%           5.81%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                  1.60%         1.67%          1.75%         1.87%           1.94%
 Net investment income                                       4.48%         4.13%          4.33%         4.57%           4.56%
Portfolio turnover                                             30%           13%            17%           21%             11%
Net assets at end of period (000 Omitted)                 $14,727       $17,166        $15,472       $13,587         $12,647

[sec] The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                  $  0.48       $  0.48        $  0.50            --              --
   Ratios (to average net assets):
    Expenses##                                               1.78%         1.79%          1.82%           --              --
    Net investment income                                    4.30%         4.01%          4.26%           --              --

   [dag] Annualized.
[2 dags] Not annualized.
      # Per share data are based on average shares outstanding.
     ## Ratios do not reflect expense reductions from certain expense offset arrangements.
     ++ Per share amount was less than $0.01.

See notes to financial statements.

Notes to Financial Statements (Unaudited)

(1) Business and Organization Business and Organization

MFS Mississippi Municipal Bond Fund (Mississippi Fund), MFS New York Municipal Bond Fund (New York Fund), MFS North Carolina Municipal Bond Fund (North Carolina Fund), MFS Pennsylvania Municipal Bond Fund (Pennsylvania Fund), MFS South Carolina Municipal Bond Fund (South Carolina Fund), MFS Tennessee Municipal Bond Fund (Tennessee Fund), MFS Virginia Municipal Bond Fund (Virginia Fund), and MFS West Virginia Municipal Bond Fund (West Virginia Fund) are each a non-diversified series of MFS Municipal Series Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Because each fund invests primarily in the securities of a single state and its political subdivisions, each fund is vulnerable to the effects of changes in the legal and economic environment of the particular state.

Investment Valuations - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Futures contracts listed on commodities exchanges are reported at market value using closing settlement prices. Securities for which there are no such quotations or valuations are valued in good faith, at fair value, by the Trustees.

Futures Contracts - Each fund may enter into futures contracts for the delayed delivery of securities or contracts based on financial indices at a fixed price on a future date. In entering such contracts, each fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Each fund's investment in futures contracts is designed to hedge against anticipated future changes in interest rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Should interest rates or securities prices move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount is amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund uses the effective interest method for reporting interest income on payment-in-kind (PIK) bonds. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - Each fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net tax-exempt and net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions paid by each fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable each fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax-preference item to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. Each fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

At March 31, 2000, the following funds, for federal income tax purposes, had a capital loss carryforward which may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

                    Mississippi      New York     North Carolina
Expiration Date            Fund          Fund               Fund
----------------------------------------------------------------
March 31, 2003     $    --        $   --             $ (686,899)
March 31, 2004       (2,596,659)       --                 --
March 31, 2005         (228,833)     (446,982)            --
March 31, 2008          --           (477,876)          (65,023)
                   ------------   -----------        ----------
Total              $ (2,825,492)  $  (924,858)       $ (751,922)
                   ------------   -----------        ----------

                   Pennsylvania   South Carolina     Tennessee       Virginia    West Virginia
Expiration Date            Fund             Fund          Fund           Fund             Fund
------------------------------------------------------------------------------------------------
March 31, 2003     $     --          $    --        $    --       $    --        $  --
March 31, 2004         (935,505)          --             --            --          (2,079,974)
March 31, 2005         (533,472)          --             --         (557,561)        (714,690)
March 31, 2008          (43,665)       (308,852)      (546,400)        --             (58,823)
                   ------------      ----------     ----------    ----------     ------------
Total              $ (1,512,642)     $ (308,852)    $ (546,400)   $ (557,561)    $ (2,853,487)
                   ------------      ----------     ----------    ----------     ------------

Multiple Classes of Shares of Beneficial Interest - Each fund offers multiple classes of shares that differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) Transactions with Affiliates

Investment Adviser - Each fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.55% of each fund's average daily net assets. The investment adviser has voluntarily agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations.

The Pennsylvania fund has a temporary expense reimbursement agreement whereby MFS has voluntarily agreed to pay all of the fund's operating expenses, exclusive of management, distribution, and service fees. The Pennsylvania fund in turn will pay MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. The investment adviser agreed to waive 0.40% of the reimbursement fee for an indefinite period of time. To the extent that the expense reimbursement fee exceeds the Pennsylvania fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. At September 30, 2000, aggregate unreimbursed expenses owed to MFS by the Pennsylvania fund amounted to $191,381. During the six months ended September 30, 2000, MFS did not impose the reimbursement fee of $86,183.

Each fund pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). Each fund has an unfunded defined benefit plan for all of its independent Trustees. Included in Trustees' compensation for the six months ended September 30, 2000, is a net periodic pension expense for each fund as follows:

 Mississippi     New York     North Carolina     Pennsylvania     South Carolina     Tennessee     Virginia    West Virginia
        Fund         Fund               Fund             Fund               Fund          Fund         Fund             Fund
----------------------------------------------------------------------------------------------------------------------------
  $2,900           $2,985             $3,144           $2,972             $3,219        $2,950       $3,143           $3,140

Administrator - The Trust has an administrative services agreement with MFS to provide the Trust with certain financial, legal, shareholder servicing, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, each fund incurs an administrative fee at the following annual percentages of each fund's average daily net assets:

  First $2 billion                0.0175%
  Next $2.5 billion               0.0130%
  Next $2.5 billion               0.0005%
  In excess of $7 billion         0.0000%

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $7,882, $5,567, $27,526, $9,624, $6,649, $12,602, $32,073 and $14,485 for the
six months ended September 30, 2000, as its portion of the sales charge on sales of Class A shares of the Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia, and West Virginia funds, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

Each fund's distribution plan provides that the fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer and a distribution fee to MFD of up to 0.10% per annum of the fund's average daily net assets attributable to Class A shares.

MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $5,909, $10,124, $3,323, $3,329, $10,093, and $4,710
for the New York, North Carolina, South Carolina, Tennessee, Virginia, and West Virginia funds, respectively, for the six months ended September 30, 2000. Fees incurred under the distribution plan during the six months ended September 30, 2000, were, 0.00%, 0.25%, 0.35%, 0.00%, 0.35%, 0.35%, 0.35%, and 0.35% of each fund's average daily net assets attributable to Class A shares on an annualized basis for the Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia, and West Virginia funds, respectively. Payments of the Mississippi fund's 0.35% per annum Class A distribution and service fee will commence on such date as the Trustees of Trust may determine. In the case of the New York and Pennsylvania funds, payments of the 0.10% per annum Class A distribution fee will be implemented on such date as the Trustees of the Trust may determine. For the Pennsylvania Fund, payments of the 0.25% per annum Class A service fee will commence on the date that the net assets of the fund attributable to Class A shares first equals or exceed $50 million.

Each fund's distribution plan provides that the fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the fund's average daily net assets attributable to Class B and Class C shares. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B and Class C shares, and will pay to such securities dealers all of the distribution fee attributable to Class C shares. The service fee is intended to be consideration for services rendered by the dealer with respect to Class B and Class C shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $1,196, $1,650, $931, $497, $853, and $273 for the
New York, North Carolina, South Carolina, Tennessee, Virginia, and West Virginia Funds, respectively, for Class B shares, for the six months ended September 30, 2000. Fees incurred under the distribution plan during the six months ended September 30, 2000, were 0.78%, 1.00%, 1.00%, 0.79%, 1.00%, 1.00%,
1.00%, and 1.00% of each of the fund's average daily net assets attributable to Class B shares for the Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia, and West Virginia funds, respectively, on an annualized basis. Fees incurred under the distribution plan during the six months ended September 30, 2000, were 1.00% and 1.00% of each of the fund's average daily net assets attributable to Class C shares for the North Carolina and Virginia funds, respectively, on an annualized basis. Except in the case of the 0.25% per annum Class B service fee paid by the Mississippi fund upon sale of Class B shares in the first year, payment of the Class B service fee will be suspended until such date as the Trustees of the Trust may determine. Except in the case of the 0.25% per annum Class B service fee paid by the Pennsylvania fund upon the sale of Class B shares in the first year, payment of the Class B service fee will be suspended until on such date as the Class A service fee first becomes payable.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended September 30, 2000, for Class A, Class B, and Class C shares, were as follows:


                                                North                         South                                   West
                Mississippi     New York     Carolina     Pennsylvania     Carolina     Tennessee     Virginia    Virginia
CDSC imposed           Fund         Fund         Fund             Fund         Fund          Fund         Fund        Fund
--------------------------------------------------------------------------------------------------------------------------
Class A             $  --        $  --        $  --            $  --        $    69       $  --        $  --       $  --
Class B             $13,356      $27,993      $48,492          $12,922      $47,575       $19,538      $36,167     $10,742
Class C             $  --        $  --        $   257           $  --        $  --         $  --        $   119     $  --

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of each fund's average daily net assets at an annual rate of 0.10%.

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, and short-term obligations, were as follows (000's omitted):

                                                North                         South                                   West
                Mississippi     New York     Carolina     Pennsylvania     Carolina     Tennessee     Virginia    Virginia
                       Fund         Fund         Fund             Fund         Fund          Fund         Fund        Fund
--------------------------------------------------------------------------------------------------------------------------
Purchases            $4,632      $28,824      $57,315           $2,774      $32,527       $ 9,394      $52,828      $10,329
Sales                 9,272       27,914       68,939            2,145       37,983        13,325       72,707       14,021

The cost and unrealized appreciation and depreciation in the value of the investments owned by each fund, as computed on a federal income tax basis, are as follows (000's Omitted):


                                                               North                      South                                West
                               Mississippi     New York     Carolina   Pennsylvania    Carolina   Tennessee    Virginia    Virginia
                                      Fund         Fund         Fund           Fund        Fund        Fund        Fund        Fund
                               ----------------------------------------------------------------------------------------------------
Aggregate cost                     $70,220     $114,907     $350,965        $44,882    $143,539    $115,108    $322,993    $125,732
                                   -------     --------     --------        -------    --------    --------    --------    --------
Gross unrealized appreciation      $ 2,284     $  5,715     $ 13,437        $ 1,110    $  5,674    $  3,981    $  9,532    $  5,540
Gross unrealized depreciation         (560)        (742)      (5,406)          (579)     (1,697)     (1,456)     (5,825)     (1,844)
                                   -------     --------     --------        -------    --------    --------    --------    --------
Net unrealized appreciation        $ 1,724     $  4,973       $8,031        $   531    $  3,977      $2,525    $  3,707    $  3,696
                                   -------     --------     --------        -------    --------    --------    --------    --------

(5) Shares of Beneficial Interest

Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                         Mississippi Fund            New York Fund         North Carolina Fund
Class A shares                                         ---------------------      ---------------------   ----------------------
Six Months Ended September 30, 2000 (000 Omitted)      Shares         Amount      Shares         Amount   Shares          Amount
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                               253        $ 2,368         316        $ 3,338      413        $  4,678
Shares issued to shareholders in
 reinvestment of distributions                             85            805         144          1,526      392           4,451
Shares reacquired                                        (745)        (6,945)       (679)        (7,194)  (2,004)        (22,717)
                                                         ----      ---------        ----      ---------   ------      ----------
 Net decrease                                            (407)       $(3,772)       (219)       $(2,330)  (1,199)       $(13,588)
                                                         ----      ---------        ----      ---------   ------      ----------

Year Ended March 31, 2000 (000 Omitted)                Shares       Amount        Shares       Amount     Shares        Amount
-------------------------------------------------------------------------------------------------------   ----------------------
Shares sold                                             1,277        $12,166       1,181        $12,517    1,421        $ 16,331
Shares issued to shareholders in
 reinvestment of distributions                            165          1,564         305          3,259      840           9,656
Shares reacquired                                      (1,111)       (10,495)     (2,263)       (24,117)  (4,945)        (56,638)
                                                       ------      ---------      ------      ---------   ------      ----------
 Net increase (decrease)                                  331        $ 3,235        (777)       $(8,341)  (2,684)       $(30,651)
                                                       ------      ---------      ------      ---------   ------      ----------

                                                           Pennsylvania Fund        South Carolina Fund           Tennessee Fund
                                                    ---------------------------------------------------   ----------------------
Six Months Ended September 30, 2000 (000 Omitted)      Shares         Amount      Shares        Amount    Shares        Amount
-------------------------------------------------------------------------------------------------------   ----------------------
Shares sold                                               376        $ 3,544         231        $ 2,696      296        $  3,008
Shares issued to shareholders in
 reinvestment of distributions                             39            363         135          1,564      119           1,206
Shares reacquired                                        (209)        (1,960)       (901)       (10,454)    (795)         (8,089)
                                                    ---------      ---------   ---------      ---------   ------        --------
 Net increase (decrease)                                  206        $ 1,947        (535)     $  (6,194)    (380)       $ (3,875)
                                                    ---------      ---------   ---------      ---------   ------        --------

Year Ended March 31, 2000 (000 Omitted)                Shares         Amount      Shares        Amount    Shares        Amount
-------------------------------------------------------------------------------------------------------   ----------------------
Shares sold                                               990        $ 9,335         428      $   5,068      740        $  7,798
Shares issued to shareholders in
 reinvestment of distributions                             78            738         307          3,608      295           3,021
Shares reacquired                                        (536)        (5,036)     (1,965)       (23,102)  (1,904)        (19,537)
                                                    ---------      ---------   ---------      ---------   ------        --------
 Net increase (decrease)                                  532        $ 5,037      (1,230)     $ (14,426)    (869)       $ (8,718)
                                                    ---------      ---------   ---------      ---------   ------        --------

                                                                                Virginia Fund          West Virginia Fund
                                                                          ------------------------- ------------------------
Six Months Ended September 30, 2000 (000 Omitted)                               Shares       Amount       Shares      Amount
---------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                     586     $   6,385         190       $ 2,088
Shares issued to shareholders in
 reinvestment of distributions                                                  360         3,924         150         1,649
Shares reacquired                                                            (2,185)      (23,891)       (659)       (7,190)
                                                                             ------     ---------        ----     ---------
 Net decrease                                                                (1,239)    $ (13,582)       (319)      $(3,453)
                                                                             ------     ---------        ----     ---------

Year Ended March 31, 2000 (000 Omitted)                                      Shares       Amount       Shares      Amount
---------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                   1,527     $  17,029         426       $ 4,792
Shares issued to shareholders in
 reinvestment of distributions                                                  760         8,371         316         3,515
Shares reacquired                                                            (5,238)      (57,536)     (1,401)      (15,503)
                                                                             ------     ---------      ------     ---------
 Net decrease                                                                (2,951)    $ (32,136)       (659)      $(7,196)
                                                                             ------     ---------      ------     ---------

                                                         Mississippi Fund
Class B shares                                      ---------------------------
Six Months Ended September 30, 2000 (000 Omitted)       Shares         Amount
-------------------------------------------------------------------------------
Shares sold                                                 50        $   474
Shares issued to shareholders in
 reinvestment of distributions                              11             92
Shares reacquired                                         (115)        (1,069)
                                                          ----      ---------
 Net increase (decrease)                                   (54)       $  (503)
                                                          ----      ---------

Year Ended March 31, 2000 (000 Omitted)                 Shares         Amount
-------------------------------------------------------------------------------
Shares sold                                                157        $ 1,505
Shares issued to shareholders in
 reinvestment of distributions                              18            170
Shares reacquired                                         (178)        (1,682)
                                                       -------      ---------
 Net increase (decrease)                                      (3)     $    (7)
                                                       ----------   ---------

                                                            Pennsylvania Fund
                                                    -------------------------
Six Months Ended September 30, 2000 (000 Omitted)       Shares         Amount
-------------------------------------------------------------------------------
Shares sold                                                182        $ 1,720
Shares issued to shareholders in
 reinvestment of distributions                              23            216
Shares reacquired                                         (125)        (1,170)
                                                    ------------    ---------
 Net increase (decrease)                                    80        $   766
                                                    ------------    ---------
Year Ended March 31, 2000 (000 Omitted)                 Shares         Amount
-------------------------------------------------------------------------------
Shares sold                                                408        $ 3,890
Shares issued to shareholders in
 reinvestment of distributions                              52            492
Shares reacquired                                       (1,013)        (9,479)
                                                    ------------    ---------
 Net increase (decrease)                                  (553)       $(5,097)
                                                    ------------    ---------

Six Months Ended September 30, 2000 (000 Omitted)
---------------------------------------------------
Shares sold
Shares issued to shareholders in
 reinvestment of distributions
Shares reacquired
 Net increase (decrease)

Year Ended March 31, 2000 (000 Omitted)
---------------------------------------------------
Shares sold
Shares issued to shareholders in
 reinvestment of distributions
Shares reacquired
 Net decrease

Class C shares
Six Months Ended September 30, 2000 (000 Omitted)
---------------------------------------------------
Shares sold
Shares issued to shareholders in
 reinvestment of distributions
Shares reacquired
 Net increase

Year Ended March 31, 2000 (000 Omitted)
---------------------------------------------------
Shares sold
Shares issued to shareholders in
 reinvestment of distributions
Shares reacquired
 Net increase (decrease)

                                                          New York Fund         North Carolina Fund
Class B shares                                      ------------------------- ------------------------
Six Months Ended September 30, 2000 (000 Omitted)      Shares        Amount     Shares       Amount
------------------------------------------------------------------------------------------------------
Shares sold                                               184       $ 1,948        196        $2,224
Shares issued to shareholders in
 reinvestment of distributions                             24           254         57           643
Shares reacquired                                        (139)       (1,463)      (338)       (3,833)
                                                         ----     ---------       ----      --------
 Net increase (decrease)                                   69       $   739        (85)       $ (966)
                                                         ----     ---------       ----      --------

Year Ended March 31, 2000 (000 Omitted)                Shares       Amount       Shares      Amount
----------------------------------------------------------------------------------------------------
Shares sold                                               391       $ 4,207        686        $7,992
Shares issued to shareholders in
 reinvestment of distributions                             59           636        118         1,355
Shares reacquired                                      (1,237)      (13,068)      (795)       (9,055)
                                                       ------     ---------      -----      --------
 Net increase (decrease)                                 (787)      $(8,225)         9        $  292
                                                       ------     ---------      -----      --------

                                                       South Carolina Fund           Tennessee Fund
                                                    ------------------------- ----------------------
Six Months Ended September 30, 2000 (000 Omitted)      Shares       Amount       Shares      Amount
----------------------------------------------------------------------------------------------------
Shares sold                                               127       $ 1,479        148        $1,495
Shares issued to shareholders in
 reinvestment of distributions                             31           355         22           225
Shares reacquired                                        (266)        (3085)      (162)       (1,645)
                                                    ---------     ---------   --------      --------
 Net increase (decrease)                                 (108)      $(1,251)         8        $   75
                                                    ---------     ---------   --------      --------
Year Ended March 31, 2000 (000 Omitted)                Shares       Amount       Shares      Amount
----------------------------------------------------------------------------------------------------
Shares sold                                               541       $ 6,406        410        $4,272
Shares issued to shareholders in
 reinvestment of distributions                             71           833         56           577
Shares reacquired                                        (792)       (9,250)      (450)       (4,573)
                                                    ---------     ---------   --------      --------
 Net increase (decrease)                                 (180)      $(2,011)        16        $  276
                                                    ---------     ---------   --------      --------
                                                              Virginia Fund       West Virginia Fund
                                                    -----------------------   ----------------------
Six Months Ended September 30, 2000 (000 Omitted)      Shares        Amount      Shares       Amount
-----------------------------------------------------------------------------------------------------
Shares sold                                               160       $ 1,742         35        $  387
Shares issued to shareholders in
 reinvestment of distributions                             28           307         17           189
Shares reacquired                                        (310)       (3,371)       (51)         (561)
                                                    ---------     ---------   --------      --------
 Net increase (decrease)                                 (122)      $(1,322)         1        $   15
                                                    ---------     ---------   --------      --------
Year Ended March 31, 2000 (000 Omitted)                Shares         Amount      Shares       Amount
-----------------------------------------------------------------------------------------------------
Shares sold                                               365       $ 4,069        172        $1,934
Shares issued to shareholders in
 reinvestment of distributions                             58           634         38           425
Shares reacquired                                        (809)       (8,888)      (326)       (3,618)
                                                    ---------     ---------   --------      --------
 Net decrease                                            (386)      $(4,185)      (116)     $ (1,259)
                                                    ---------     ---------   --------      --------
Class C shares                                          North Carolina Fund             Virginia Fund
                                                    -----------------------     ---------------------
Six Months Ended September 30, 2000 (000 Omitted)      Shares         Amount      Shares       Amount
-------------------------------------------------------------------------------------------- --------
Shares sold                                               234       $ 2,666         47        $  505
Shares issued to shareholders in
 reinvestment of distributions                             16           185          8            92
Shares reacquired                                         (85)         (974)       (40)         (431)
                                                    ---------     ---------   --------      --------
 Net increase                                             165       $ 1,877         15        $  166
                                                    ---------     ---------   --------      --------
Year Ended March 31, 2000 (000 Omitted)                Shares         Amount      Shares      Amount
----------------------------------------------------------------------------------------------------
Shares sold                                               438       $ 5,095        131        $1,439
Shares issued to shareholders in
 reinvestment of distributions                             29           335         17           190
Shares reacquired                                        (376)       (4,300)      (236)       (2,625)
                                                    ---------     ---------   --------      --------
 Net increase (decrease)                                   91       $ 1,130        (88)       $ (996)
                                                    ---------     ---------   --------      --------

(6) Line of Credit

The trust and other affiliated funds participate in a $1.1 billion unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the funds for the six months ended September 30, 2000, ranged from $165 to $1,351. The funds had no significant borrowings during the period.

(7) Financial Instruments

The trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment a fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Futures Contracts

                                                                                      Unrealized
                                                                                     Appreciation/
Fund                        Description         Expiration    Contracts   Position  (Depreciation)
----------------------------------------------------------------------------------------------------
Mississippi Fund      Municipal Bond Index   December 2000        25       Long        $ (32,031)
                                                                                       ---------
New York Fund         Municipal Bond Index   December 2000        20       Long        $ (24,375)
                                                                                       ---------
North Carolina Fund   Municipal Bond Index   December 2000        25       Long        $ (28,905)
                                                                                       ---------
Pennsylvania Fund     Municipal Bond Index   December 2000         3       Long        $  (3,469)
                                                                                       ---------
South Carolina Fund   Municipal Bond Index   December 2000        10       Short       $   1,000
                                                                                       ---------

At September 30, 2000, the Mississippi, New York, North Carolina, Pennsylvania, and South Carolina
funds had sufficient cash and/or securities to cover margin requirements on open futures contracts.

(8) Restricted Securities

Each fund may invest not more than 15% of its net assets in securities which are subject to legal or contractual restrictions on resale. At September 30, 2000, the Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Virginia, West Virginia funds owned the following restricted securities, excluding securities issued under Rule 144A, constituting 3.2%, 7.6%, 4.2%, 6.0%, 4.7%, 3.3% and 7.6% of each fund's net assets, respectively, which may not be publicly sold without registration under the Securities Act of 1933. Each fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith by the Trustees.

Fund               Description
--------------------------------------------------------------------------------------
Mississippi Fund   Guam Power Authority Rev., RITES, AMBAC, 6.236s, 2013
                   Puerto Rico Municipal Finance Agency, RITES, FSA, 7.42s, 2017
                   Puerto Rico Public Finance Corp., RITES, 7.17s, 2013

New York Fund      Guam Power Authority Rev., RITES, AMBAC, 6.236s, 2014
                   Niagara Falls, NY, Bridge Commission Toll Rev., RITES, FGIC, 6.172s, 2015
                   Triborough Bridge & Tunnel Authority, NY, RITES, 6.643s, 2017

                      Date of     Principal
Fund              Acquisition        Amount         Cost         Value
----------------------------------------------------------------------
Mississippi Fund      5/20/99     1,000,000   $1,066,234    $1,043,630
                       1/6/00       750,000      703,966       776,835
                      9/30/99       500,000      508,652       552,370
                                                            ----------
                                                            $2,372,835
                                                            ----------

New York Fund         5/20/99       500,000   $  529,177    $  513,115
                      5/21/99     3,500,000    3,741,451     3,509,310
                      4/18/00     5,000,000    5,017,992     5,154,100
                                                            ----------
                                                            $9,176,525
                                                            ----------

Fund                  Description
----------------------------------------------------------------------------------------
North Carolina Fund   North Carolina Eastern Municipal Power, RITES, AMBAC, 7.613s, 2018
                      Puerto Rico Highway & Transportation Authority, Rev., RITES, FSA,
                       8.42s, 2018
                      Puerto Rico Public Finance Corp., RITES, AMBAC, 7.17s, 2016

Pennsylvania Fund     Guam Power Authority Rev., RITES, AMBAC, 6.236s, 2014
                      Puerto Rico Public Finance Corp., RITES, AMBAC, 7.17s, 2013

South Carolina Fund   Commonwealth of Puerto Rico, RITES, MBIA, 7.939s, 2020
                      Puerto Rico Electric Power Authority, RITES, FSA, 6.92s, 2015
                      Puerto Rico Municipal Finance Agency, RITES, FSA, 8.42s, 2016
                      Puerto Rico Public Finance Corp., RITES, AMBAC, 7.17s, 2013
                      Puerto Rico Public Finance Corp., RITES, AMBAC, 7.17s, 2019

Virginia Fund         Guam Power Authority Rev., RITES, AMBAC, 6.236s, 2015
                      Puerto Rico Electric Power Authority, RITES, FSA, 7.939s, 2017
                      Puerto Rico Electric Power Authority, RITES, FSA, 7.689s, 2019
                      Puerto Rico Electric Power Authority, RITES, FSA, 7.039s, 2020
                      Puerto Rico Municipal Finance Agency, RITES, FSA, 8.42s, 2016
                      Puerto Rico Municipal Finance Agency, RITES, FSA, 7.42s, 2017
                      Puerto Rico Public Finance Corp., RITES, AMBAC, 7.17s, 2013
                      Puerto Rico Public Finance Corp., RITES, AMBAC, 7.17s, 2016

West Virginia Fund    Commonwealth of Puerto Rico, RITES, MBIA, 7.743s, 2019
                      Puerto Rico Municipal Finance Agency, RITES, FSA, 7.223s, 2017
                      West Virginia Building Commission, RITES, AMBAC, 6.088s, 2018

                         Date of      Principal
Fund                 Acquisition         Amount          Cost          Value
----------------------------------------------------------------------------
North Carolina Fund      5/26/00     $6,500,000    $6,551,555    $ 7,224,360
                         2/26/99      5,425,000     6,989,771      6,444,032
                         9/30/99      1,500,000     1,471,890      1,592,730
                                                                 -----------
                                                                 $15,261,122
                                                                 -----------

Pennsylvania Fund        5/20/99      2,170,000    $2,296,628    $ 2,226,941
                         9/30/99        500,000       508,652        552,370
                                                                 -----------
                                                                 $ 2,779,311
                                                                 -----------

South Carolina Fund      3/30/00      2,000,000    $2,043,232    $ 2,113,500
                         9/30/99      1,000,000       976,500      1,011,980
                          1/6/00        850,000       882,124        959,582
                         9/30/99      1,375,000     1,398,793      1,519,017
                         3/31/99      1,300,000     1,470,326      1,339,676
                                                                 -----------
                                                                 $ 6,943,755
                                                                 -----------

Virginia Fund            5/20/99      1,010,000    $1,054,711    $ 1,017,636
                          9/7/00      2,500,000     2,769,906      2,719,500
                          9/7/00      1,270,000     1,344,849      1,320,051
                          9/7/00      1,250,000     1,240,094      1,199,987
                          1/6/00      1,105,000     1,146,967      1,247,456
                          1/6/00        615,000       577,252        637,005
                         9/30/99      2,000,000     2,034,608      2,209,480
                         3/31/99        500,000       564,868        530,910
                                                                 -----------
                                                                 $10,882,025
                                                                 -----------

West Virginia Fund       3/30/00      3,000,000    $3,087,409    $ 3,211,770
                          1/6/00        900,000       844,760        932,202
                          5/5/99      5,770,000     6,218,664      5,689,451
                                                                 -----------
                                                                 $ 9,833,423
                                                                 -----------

MFS[RegTM] Municipal Series Trust

Trustees

Marshall N. Cohan+ -- Private Investor

Lawrence H. Cohn, M.D.+ -- Chief of Cardiac
Surgery, Brigham and Women's Hospital;
Professor of Surgery, Harvard Medical School

The Hon. Sir. J. David Gibbons, KBE+ -- Chief
Executive Officer, Edmund Gibbons Ltd.

Abby M. O'Neill+ -- Private Investor

Walter E. Robb, III+ -- President and and Treasurer,
Benchmark Advisors, Inc.; President,
Benchmark Consulting Group, Inc.

Arnold D. Scott* -- Senior Executive
Vice President, Director, and Secretary,
MFS Investment Management

Jeffrey L. Shames* -- Chairman, Chief
Executive Officer and Director
MFS Investment Management

J. Dale Sherratt+ -- President, Insight
Resources, Inc.; Managing General Partner,
Wellfleet Investments; Chief Executive
Officer, Cambridge Nutraceuticals

Ward Smith+ -- Former Chairman (until 1994),
NACCO Industries

Investment Adviser
Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116-3741

Distributor
MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116-3741

Chairman and President
Jeffrey L. Shames*

Portfolio Managers
Michael L. Dawson*
Geoffrey L. Schechter*

Treasurer
James O. Yost*

Assistant Treasurers
Mark E. Bradley*
Robert R. Flaherty*
Laura F. Healy*
Ellen Moynihan*


Secretary
Stephen E. Cavan*

Assistant Secretary
James R. Bordewick, Jr.*

Custodian
State Street Bank and Trust Company

Investor Information
For information on MFS mutual funds, call your investment professional or, for an informa-tion kit, call toll free: 1-800-637-2979 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime).

For general information, call toll free:
1-800-225-2606 any business day from
8 a.m. to 8 p.m. Eastern time.

Investor Service
MFS Service Center, Inc.
P.O. Box 2281
Boston, MA 02107-9906

For service to speech- or hearing-impaired, call toll free: 1-800-637-6576 any business day from 9 a.m. to 5 p.m. Eastern time. (To use this service, your phone must be equipped with a Telecommunications Device for the Deaf.)

For share prices, account balances, exchanges, or stocks and bond outlooks, call toll free:
1-800-MFS-TALK (1-800-637-8255) anytime
from a touch-tone telephone.

World Wide Web
www.mfs.com

+ Independent Trustee
* MFS Investment Management

MFS[Reg] Municipal
Series Trust

MFS Mississippi Municipal Bond Fund
MFS New York Municipal Bond Fund
MFS North Carolina Municipal Bond Fund
MFS Pennsylvania Municipal Bond Fund
MFS South Carolina Municipal Bond Fund
MFS Virginia Municipal Bond Fund
MFS West Virginia Municipal Bond Fund

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INVESTMENT MANAGEMENT

We invented the mutual fund[RegTM]

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Boston, MA 02116-3741

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[Copyright] MFS Investment Management[RegTM]
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